OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460

                          Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2007 through December 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     PIONEER
                             -----------------------
                                      AMPAC
                                     GROWTH
                                      FUND
                                      PAPRX
                                  Ticker Symbol

                                     Annual
                                     Report

                                    12/31/07

                                 [LOGO] PIONEER
                                        Investments (R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            9
Prices and Distributions                                    10
Performance Update                                          11
Comparing Ongoing Fund Expenses                             14
Schedule of Investments                                     16
Financial Statements                                        20
Notes to Financial Statements                               28
Report of Independent Registered Public Accounting Firm     35
Approval of Investment Advisory Agreement                   36
Trustees, Officers and Service Providers                    40

                                                                     President's

 Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Even against this "wall of worry" backdrop, the performance of major asset classes in 2007 was generally positive. Despite several interim setbacks and poor performance near year-end, the Standard & Poor's 500 Index increased 5% in 2007, the Dow Jones Industrial Average increased 9%, and the NASDAQ Composite Index increased 10%. International developed and emerging markets equities performed even better, reflecting both a weakening U.S. dollar, which boosts returns for U.S. dollar-based investors, and solid local currency returns. The MSCI EAFE Developed Market Index rose 12%, and the MSCI Emerging Markets Index rose 40% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, rose 7%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S.economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

Amidst heightened market volatility and a renewed focus on quality, Pioneer AmPac Growth Fund turned in solid performance for the fiscal year ended December 31, 2007. While some holdings retreated in the market's decline during the second half of 2007, the Fund's emphasis on low risk, high quality, large-cap U.S. growth companies helped to insulate the portfolio from the increased volatility, as Rosellen Papp, a member of the Fund's management team, discusses for the 12 months ended December 31, 2007 in the following interview.

Q: Investors lost their appetite for risky investments during the course of 2007. Why was that?

A: During the first half of the year, strong global growth, ample liquidity and robust merger and acquisition activity contributed to a rally across all sectors of the U.S. economy despite inflationary concerns. However, by the summer months, the unfolding subprime mortgage crisis and ensuing credit crunch as well as a deeper-than-expected housing slump weighed heavily on the markets - especially for companies in the financial and real estate-related sectors. To help restore investor confidence, the Federal Reserve initiated three widely anticipated cuts in short-term interest rates. By the end of 2007, market volatility persisted as investors contemplated the strength of the U.S. economy and the outlook for 2008. Consequently, problems originally seen as contained within the U.S. subprime markets generated more widespread credit and growth concerns, resulting in increased risk aversion and a flight to quality.

Q:   How did the Fund perform in this more uncertain environment?

A: The Fund performed solidly. For the 12 months ended December 31, 2007, Class A shares posted a total return of 9.07% at net asset value. With its ability to invest in American companies that derive at least 15% of their earnings from the Pacific Rim, the Fund's holdings benefited from the explosive growth in the region. A weak U.S. dollar augmented those earnings in foreign currencies when they were converted back into the softer dollar.

     The Fund's benchmark, the Russell 1000 Growth Index, rose 11.81%. Midway through the year, the benchmark's weighting in energy stocks was increased. Although we raised the portfolio's exposure to the energy sector with the addition of Exxon in July, the Fund's weighting was still below that of the Index. This

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     decision to underweight energy and commodities was the primary cause for the Fund's underperformance relative to the Index, as energy stocks and fertilizer companies significantly outperformed the broader stock market in 2007. The average return for the 518 funds in the Fund's Lipper category of multi-cap growth funds was 14.99%. Another sector allocation that had a negative impact on the Fund's performance relative to its peer group was our decision to emphasize consumer discretionary stocks, which suffered in response to recession fears late in the year.

     Call 1-800-225-6292 or visit www.pioneerinvestments for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Although the Fund didn't have any direct exposure to the subprime mortgage market, did the fallout affect any holdings?

A: One company comes to mind. UCBH Holdings is a leading bank in the United States serving the Chinese communities and American companies doing business in China. UCBH, which provides commercial banking services to small- and medium-sized businesses, was not exposed to the subprime- or credit-related problems that cropped up in 2007. However, it did suffer in the wake of the fallout purely because it is a banking institution. We remain confident in its ability to grow earnings this year.

Q: Could you mention some companies that contributed to performance during the period ended December 31, 2007?

A: Two of the Fund's financial holdings delivered very strong returns despite the turmoil in the sector. Shares of asset manager T. Rowe Price Associates rose as a result of strong global demand for its retirement services. State Street, which also has a considerable foothold in international markets, has garnered a strong reputation for its custodial and accounting services. We think both of these high caliber companies benefited from the

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

     flight to quality as well as their respective businesses, which are experiencing strong growth at home and abroad.

     Stryker, a manufacturer of orthopedic replacements for hips and knees, continues to benefit from aging populations and derives a portion of its revenues from the heavily populated countries of China and India. Similarly, footwear giant Nike and consumer products maker Colgate-Palmolive are profiting from their international operations. In the technology sector, Intel and Microsoft were strong performers. However, not owning market darlings like Apple Computer and Google in 2007, which we consider to be overpriced, detracted from the Fund's performance relative to the benchmark, since those companies turned in strong performance.

     Last spring, in an effort to increase the portfolio's exposure to companies that have the ability to maintain or even expand their market share even when economic growth slows, we added Pepsi, the world's second largest soft drink distributor. In addition to its soda products, the company produces the non-carbonated drinks Aqua Minerale, Lipton Tea and Tropicana juice, as well as Lays potato chips, Doritos tortilla chips and Quaker Oats products.

Q:   Which stocks detracted from performance?

A: With the fate of the U.S. economy coming into question, several economically-sensitive companies lagged. WPP Group, which owns such successful U.S.-based advertising agencies as Ogilvy Mather and J. Walter Thompson, fell in response to fears that a slowdown will hurt demand for advertising. High oil prices are clouding the near-term outlook for United Parcel Services (UPS). Classic leather accessory designer Coach declined, but this high-end retailer may be somewhat more resilient than low-end stores if the economy slows further. We think that the market has underestimated the ability of all these companies to weather a downturn, as they are far less cyclical than many companies in the consumer discretionary sector.

     On a company specific note, Medtronic initiated a product recall for the electrical lead to an implantable cardiac defibrillator (ICD) in October. With the ICD market recovering and the introduction of a new a drug eluting stent, we think Medtronic looks attractive going forward and are retaining the company in the portfolio.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What is your outlook for 2008?

A: In a year when high-risk investments were eventually penalized, we are very pleased with the Fund's performance in 2007. In hindsight, 2007 turned out to be a year of transition from the relatively calm and prosperous few years preceding it to a more difficult environment of slower growth and relatively high oil and commodity prices.

     We believe that the U.S. economy could achieve growth between 1.5% and 2% in 2008, reflecting a slower first half and improved growth later in the year. Tight credit conditions and weakness in the U.S. housing and financial markets will adversely affect the economy. However, strong global growth, particularly from the emerging markets, can help counterbalance these negative effects, as can a weak U.S. dollar, which should spur exports and boost the bottom line of U.S.-based companies with offshore operations. We also believe the Fed will continue to ease and inject liquidity as needed to shore up credit markets and the economy. In addition, while consumption may weaken in favor of savings, personal incomes, employment and business investment should remain solid and help support growth.

     Given the uncertainty and heightened market volatility, we think the Fund's mix of high-quality, growth-oriented large-cap stocks in the healthcare, technology, financial and consumer discretionary sectors will prove to be a favorable combination in the year to come.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. Investing in the securities of U.S. issuers with substantial foreign activities involves many of the same risks as investing in the securities of foreign issuers. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

economic, political, or regulatory developments or other risks affecting those industries or sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material.]


U.S. Common Stocks                                       90.2%
Temporary Cash Investment                                6.1%
Depository Receipts for International Stocks             3.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material.]


Information Technology          29.8%
Industrials                     17.1%
Health Care                     13.2%
Consumer Discretionary          13.2%
Financials                      11.4%
Consumer Staples                 9.6%
Energy                           5.7%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

    1.    Stryker Corp.                    5.25%
    2.    Microsoft Corp.                  5.17
    3.    State Street Corp.               4.94
    4.    Emerson Electric Co.             4.51
    5.    Colgate-Palmolive Co.            4.38
    6.    Intel Corp.                      4.31
    7.    Cisco Systems, Inc.              4.05
    8.    WPP Group Plc                    3.91
    9.    Medtronic, Inc.                  3.88
   10.    T. Rowe Price Associates, Inc.   3.70

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   12/31/07   12/31/06
------- ---------- ---------
    A     $18.36    $17.37
    B     $17.77    $16.97
    C     $17.79    $16.98

Distributions Per Share
--------------------------------------------------------------------------------

                       1/1/07 - 12/31/07
        -----------------------------------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
A         $0.0127          $  -           $0.5531
B         $   -            $  -           $0.5531
C         $   -            $  -           $0.5531


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the value universe.

The index defined here pertains to the "Value of $10,000 Investment" charts shown on pages 11-13.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                              CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AmPac Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

[The following data was represented as a mountain chart in the printed material.]



12/97         9,425      10,000
             12,096      13,871
12/99        15,065      18,470
             15,163      14,328
12/01        12,982      11,402
             10,336       8,223
12/03        13,217      10,669
             13,342      11,341
12/05        13,437      11,938
             14,962      13,021
12/07        16,319      14,559

                   Average Annual Total Returns
                    (As of December 31, 2007)
                                 Net Asset    Public Offering
Period                           Value (NAV)     Price (POP)
10 Years                           5.64%         5.02%
5 Years                            9.56          8.27
1 Year                             9.07          2.80
-----------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                    Gross          Net
                                    1.82%         1.25%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/08 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AmPac Growth Fund was created through the reorganization of predecessor fund Papp America-Pacific Rim Fund on February 20, 2004. The performance of Class A shares of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AmPac Growth Fund, compared to that of the Russell 1000 Growth Index.

[The following data was represented as a mountain chart in the printed material.]


12/97      10,000      10,000
           12,740      13,871
12/99      15,750      18,470
           15,734      14,328
12/01      13,369      11,402
           10,564       8,223
12/03      13,408      10,669
           13,440      11,341
12/05      13,389      11,938
           14,758      13,021
12/07      15,951      14,559

              Average Annual Total Returns
                (As of December 31, 2007)
                                   If           If
Period                            Held       Redeemed
10 Years                           4.78%       4.78%
5 Years                            8.59        8.59
1 Year                             8.09        4.09
----------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                    Gross        Net
                                    2.79%       2.15%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AmPac Growth Fund was created through the reorganization of predecessor fund Papp America-Pacific Rim Fund on February 20, 2004. The performance of Class B shares of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AmPac Growth Fund, compared to that of the Russell 1000 Growth Index.

[The following data was represented as a mountain chart in the printed material.]


12/97     10,000       10,000
          12,740       13,871
12/99     15,750       18,470
          15,734       14,328
12/01     13,369       11,402
          10,564        8,223
12/03     13,408       10,669
          13,431       11,341
12/05     13,389       11,938
          14,766       13,021
12/07     15,969       14,559

              Average Annual Total Returns
                (As of December 31, 2007)
                                    If          If
Period                             Held      Redeemed
10 Years                           4.79%       4.79%
5 Years                            8.61        8.61
1 Year                             8.14        8.14
----------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                    Gross        Net
                                    2.77%       2.15%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. "If Redeemed" results reflect the deduction of the 1% CDSC. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AmPac Growth Fund was created through the reorganization of predecessor fund Papp America-Pacific Rim Fund on February 20, 2004. The performance of Class C shares of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AmPac Growth Fund

Based on actual returns from July 1, 2007 through December 31, 2007

Share Class                           A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
 On 7/1/07
 Ending Account Value             $1,017.44      $1,012.84      $1,012.83
 On 12/31/07
 Expenses Paid During Period*     $    6.36      $   10.91      $   10.91

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AmPac Growth Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from July 1, 2007 through December 31, 2007

Share Class                           A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
 On 7/1/07
 Ending Account Value             $1,018.90      $1,014.37       1,014.37
 On 12/31/07
 Expenses Paid During Period*     $    6.36      $   10.92      $   10.92

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07
--------------------------------------------------------------------------------

  Shares                                                          Value
           COMMON STOCKS - 97.5%
           Energy - 5.5%
           Integrated Oil & Gas - 5.5%
 8,400     Chevron Corp.                                    $   783,972
 4,600     Exxon Mobil Corp.                                    430,974
                                                            -----------
                                                            $ 1,214,946
                                                            -----------
           Total Energy                                     $ 1,214,946
                                                            -----------
           Capital Goods - 11.4%
           Electrical Component & Equipment - 4.4%
17,000     Emerson Electric Co.                             $   963,220
                                                            -----------
           Industrial Conglomerates - 7.0%
 9,000     3M Co.                                           $   758,880
21,000     General Electric Co.                                 778,470
                                                            -----------
                                                            $ 1,537,350
                                                            -----------
           Total Capital Goods                              $ 2,500,570
                                                            -----------
           Transportation - 5.2%
           Air Freight & Couriers - 5.2%
13,000     Expeditors International of Washington, Inc.     $   580,840
 8,000     United Parcel Service                                565,760
                                                            -----------
                                                            $ 1,146,600
                                                            -----------
           Total Transportation                             $ 1,146,600
                                                            -----------
           Consumer Durables & Apparel - 5.9%
           Apparel, Accessories & Luxury Goods - 2.4%
17,000     Coach, Inc.*                                     $   519,860
                                                            -----------
           Footwear - 3.5%
12,000     Nike, Inc.                                       $   770,880
                                                            -----------
           Total Consumer Durables & Apparel                $ 1,290,740
                                                            -----------
           Consumer Services - 1.1%
           Leisure Facilities - 1.1%
 6,000     International Speedway Corp.                     $   247,080
                                                            -----------
           Total Consumer Services                          $   247,080
                                                            -----------

16  The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                       Value
            Media - 3.8%
            Advertising - 3.8%
13,000      WPP Group Plc                              $   835,770
                                                       -----------
            Total Media                                $   835,770
                                                       -----------
            Retailing - 2.1%
            General Merchandise Stores - 2.1%
 9,000      Target Corp.                               $   450,000
                                                       -----------
            Total Retailing                            $   450,000
                                                       -----------
            Food, Beverage & Tobacco - 5.1%
            Packaged Foods & Meats - 2.5%
 9,500      William Wrigley Jr. Co.                    $   556,225
                                                       -----------
            Soft Drinks - 2.6%
 7,500      PepsiCo, Inc.                              $   569,250
                                                       -----------
            Total Food, Beverage & Tobacco             $ 1,125,475
                                                       -----------
            Household & Personal Products - 4.3%
            Household Products - 4.3%
12,000      Colgate-Palmolive Co.                      $   935,520
                                                       -----------
            Total Household & Personal Products        $   935,520
                                                       -----------
            Health Care Equipment & Services - 9.9%
            Health Care Equipment - 8.9%
16,500      Medtronic, Inc.                            $   829,455
15,000      Stryker Corp.                                1,120,800
                                                       -----------
                                                       $ 1,950,255
                                                       -----------
            Health Care Technology - 1.0%
 9,000      IMS Health, Inc.                           $   207,360
                                                       -----------
            Total Health Care Equipment & Services     $ 2,157,615
                                                       -----------
            Pharmaceuticals & Biotechnology - 3.0%
            Pharmaceuticals - 3.0%
10,000      Johnson & Johnson                          $   667,000
                                                       -----------
            Total Pharmaceuticals & Biotechnology      $   667,000
                                                       -----------
            Banks - 2.7%
            Regional Banks - 2.7%
42,000      UCBH Holdings, Inc. (b)                    $   594,720
                                                       -----------
            Total Banks                                $   594,720
                                                       -----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                   Value
            Diversified Financials - 8.4%
            Asset Management & Custody Banks - 8.4%
13,000      State Street Corp.                        $ 1,055,600
13,000      T. Rowe Price Associates, Inc.                791,440
                                                      -----------
                                                      $ 1,847,040
                                                      -----------
            Total Diversified Financials              $ 1,847,040
                                                      -----------
            Software & Services - 8.6%
            Application Software - 3.5%
18,000      Adobe Systems, Inc.*                      $   769,140
                                                      -----------
            Systems Software - 5.1%
31,000      Microsoft Corp.                           $ 1,103,600
                                                      -----------
            Total Software & Services                 $ 1,872,740
                                                      -----------
            Technology Hardware & Equipment - 10.6%
            Communications Equipment - 3.9%
32,000      Cisco Systems, Inc.*                      $   866,240
                                                      -----------
            Computer Hardware - 2.0%
 4,000      IBM Corp.                                 $   432,400
                                                      -----------
            Computer Storage & Peripherals - 3.2%
37,500      EMC Corp.*                                $   694,875
                                                      -----------
            Electronic Equipment & Instruments - 1.5%
10,000      National Instruments Corp.                $   333,300
                                                      -----------
            Total Technology Hardware & Equipment     $ 2,326,815
                                                      -----------
            Semiconductors - 9.8%
34,500      Intel Corp.                               $   919,770
15,000      Linear Technology Corp.                       477,450
24,000      Microchip Technology (b)                      754,080
                                                      -----------
                                                      $ 2,151,300
                                                      -----------
            Total Semiconductors                      $ 2,151,300
                                                      -----------
            TOTAL COMMON STOCKS
            (Cost $15,295,672)                        $21,363,931
                                                      -----------

18  The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                        Value
              TEMPORARY CASH INVESTMENT - 6.3%
              Commercial Paper - 6.3%
1,388,772     Securities Lending Investment Fund, 5.19%      $ 1,388,772
                                                             -----------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $1,388,772)                              $ 1,388,772
                                                             -----------
              TOTAL INVESTMENT IN SECURITIES - 103.9%
              (Cost $16,684,444) (a)                         $22,752,703
                                                             -----------
              OTHER ASSETS AND LIABILITIES - (3.9)%          $  (850,764)
                                                             -----------
              TOTAL NET ASSETS - 100.0%                      $21,901,939
                                                             ===========

*    Non-income producing security

(a) At December 31, 2007, the net unrealized gain on investments based oncost for federal income tax purposes of $16,684,444 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                          $6,531,017
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                            (462,757)
                                                                                 ----------
       Net unrealized gain                                                       $6,068,259
                                                                                 ==========

(b)  At December 31, 2007, the following securities were out on loan:


       Shares   Security                  Market Value
  23,760        Microchip Technology     $  746,540
  41,580        UCBH Holdings, Inc.         588,773
                                         ----------
                Total                    $1,335,313
                                         ==========

Purchase and sales of securities (excluding temporary cash investments) for the year ended December 31, 2007 aggregated $2,350,318 and $1,926,899, respectively.

The accompanying notes are an integral part of these financial statements.   19

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned
    of $1,335,313) (cost $16,684,444)                       $22,752,703
  Cash                                                          505,949
  Receivables -
    Fund shares sold                                             29,538
    Dividends and interest                                       26,832
    Due from Pioneer Investment Management, Inc.                 14,197
  Other                                                          25,921
                                                            -----------
     Total assets                                           $23,355,140
                                                            ===========
LIABILITIES:
  Payables -
    Fund shares repurchased                                 $     2,077
    Upon return of securities loaned                          1,388,772
  Due to affiliates                                               7,840
  Accrued expenses                                               54,512
                                                            -----------
     Total liabilities                                      $ 1,453,201
                                                            -----------
NET ASSETS:
  Paid-in capital                                           $15,896,041
  Undistributed net investment income                             7,651
  Accumulated net realized loss on investments                  (70,012)
  Net unrealized gain on investments                          6,068,259
                                                            -----------
     Total net assets                                       $21,901,939
                                                            ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $17,703,067/964,099 shares)             $     18.36
                                                            ===========
  Class B (based on $1,555,215/87,497 shares)               $     17.77
                                                            ===========
  Class C (based on $2,643,657/148,601 shares)              $     17.79
                                                            ===========
MAXIMUM OFFERING PRICE:
  Class A ($18.36 [divided by] 94.25%)                      $     19.48
                                                            ===========

20  The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/07

INVESTMENT INCOME:
  Dividends                                                $302,953
  Interest                                                   15,571
  Income from securities loaned, net                          1,129
                                                           --------
     Total investment income                                              $  319,653
                                                                          ----------
EXPENSES:
  Management fees                                          $161,388
  Transfer agent fees and expenses
    Class A                                                  26,723
    Class B                                                   5,834
    Class C                                                   7,327
    Class R                                                      66
  Distribution fees
    Class A                                                  43,438
    Class B                                                  16,523
    Class C                                                  24,788
    Class R                                                       3
  Administrative fees                                         4,842
  Custodian fees                                             13,796
  Registration fees                                          23,071
  Professional fees                                          32,198
  Printing expense                                           25,624
  Fees and expenses of nonaffiliated trustees                 5,433
  Miscellaneous                                               3,174
                                                           --------
     Total expenses                                                       $  394,228
                                                                          ----------
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                   $  (86,422)
     Less fees paid indirectly                                                (1,644)
                                                                          ----------
     Net expenses                                                         $  306,162
                                                                          ----------
       Net investment income                                              $   13,491
                                                                          ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                        $  498,908
                                                                          ----------
  Change in net unrealized gain on investments                            $1,302,624
                                                                          ----------
    Net gain on investments                                               $1,801,532
                                                                          ----------
    Net increase in net assets resulting from operations                  $1,815,023
                                                                          ==========

The accompanying notes are an integral part of these financial statements.   21

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/07 and 12/31/06, respectively

                                                                Year Ended        Year Ended
                                                                 12/31/07          12/31/06
FROM OPERATIONS:
Net investment income                                        $    13,491       $    17,203
Net realized gain on investments                                 498,908           746,548
Change in net unrealized gain on investments                   1,302,624         1,151,481
                                                             ------------      -----------
    Net increase in net assets resulting from operations     $ 1,815,023       $ 1,915,232
                                                             ------------      -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.01 and $0.01 per share, respectively)        $   (12,149)      $   (10,889)
Net realized gain:
    Class A ($0.55 and $0.52 per share, respectively)           (509,489)         (438,991)
    Class B ($0.55 and $0.52 per share, respectively)            (46,623)          (43,714)
    Class C ($0.55 and $0.52 per share, respectively)            (78,230)          (69,454)
    Class R ($0.00 and $0.52 per share, respectively)                  -              (221)
                                                             ------------      -----------
     Total distributions to shareowners                      $  (646,491)      $  (563,269)
                                                             ------------      -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $ 5,145,754       $ 3,568,042
Reinvestment of distributions                                    512,874           460,429
Cost of shares repurchased                                    (4,471,459)       (5,510,420)
                                                             ------------      -----------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                            $ 1,187,169       $(1,481,949)
                                                             ------------      -----------
    Net increase (decrease) in net assets                    $ 2,355,701       $  (129,986)
NET ASSETS:
Beginning of year                                             19,546,238        19,676,224
                                                             ------------      -----------
End of year                                                  $21,901,939       $19,546,238
                                                             ===========       ===========
Undistributed net investment income                          $     7,651       $     6,314
                                                             ===========       ===========

22   The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '07 Shares       '07 Amount      '06 Shares       '06 Amount
CLASS A
Shares sold                        200,764       $3,696,448         158,366       $ 2,712,824
Reinvestment of distributions       24,202          429,839          21,963           378,228
Less shares repurchased           (166,136)      (3,144,954)       (256,600)       (4,262,526)
                                  --------       ----------        --------       -----------
    Net increase (decrease)         58,830       $  981,333         (76,271)      $(1,171,474)
                                  ========       ==========        ========       ===========
CLASS B
Shares sold                         36,725       $  659,609          27,777       $   463,573
Reinvestment of distributions        1,964           33,746           1,961            32,973
Less shares repurchased            (38,346)        (687,627)        (19,722)         (320,206)
                                  --------       ----------        --------       -----------
    Net increase                       343       $    5,728          10,016       $   176,340
                                  ========       ==========        ========       ===========
CLASS C
Shares sold                         43,990       $  789,543          23,616       $   387,769
Reinvestment of distributions        2,867           49,289           2,914            49,039
Less shares repurchased            (35,774)        (630,966)        (56,814)         (922,404)
                                  --------       ----------        --------       -----------
    Net increase (decrease)         11,083       $  207,866         (30,284)      $  (485,596)
                                  ========       ==========        ========       ===========
CLASS R
Shares sold                              9       $      154             241       $     3,876
Reinvestment of distributions            -                -              12               189
Less shares repurchased               (458)          (7,912)           (316)           (5,284)
                                  --------       ----------        --------       -----------
    Net decrease                      (449)      $   (7,758)            (63)      $    (1,219)
                                  ========       ==========        ========       ===========

The accompanying notes are an integral part of these financial statements.   23

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                Year Ended  Year Ended    Year Ended    Year Ended    Year Ended
                                                                 12/31/07    12/31/06      12/31/05    12/31/04 (b)    12/31/03
CLASS A
Net asset value, beginning of period                             $ 17.37     $ 16.08      $ 15.97        $ 15.87       $ 12.38
                                                                 -------     -------      -------        -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.04     $  0.05      $  0.02        $  0.06       $ (0.11)
 Net realized and unrealized gain on investments                    1.51        1.77         0.09           0.10          3.60
                                                                 -------     -------      -------        -------       -------
  Net increase from investment operations                        $  1.55     $  1.82      $  0.11        $  0.16       $  3.49
Distributions to shareowners:
 Net investment income                                             (0.01)      (0.01)           -(a)       (0.06)            -
 Net realized gain                                                 (0.55)      (0.52)           -              -             -
                                                                 -------     -------      -------        -------       -------
Net increase in net asset value                                  $  0.99     $  1.29      $  0.11        $  0.10       $  3.49
                                                                 -------     -------      -------        -------       -------
Net asset value, end of period                                   $ 18.36     $ 17.37      $ 16.08        $ 15.97       $ 15.87
                                                                 =======     =======      =======        =======       =======
Total return*                                                       9.07%      11.35%        0.71%          0.99%**      28.19%
Ratio of net expenses to average net assets+                        1.25%       1.25%        1.25%          1.25%         1.25%
Ratio of net investment income (loss) to average net assets+        0.23%       0.28%        0.08%          0.43%        (0.20)%
Portfolio turnover rate                                                9%         14%          16%            11%           15%
Net assets, end of period (in thousands)                         $17,703     $15,724      $15,780        $19,042       $12,222
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       1.65%       1.82%        2.23%          2.22%         1.56%
 Net investment loss                                               (0.17)%     (0.29)%      (0.90)%        (0.54)%       (0.51)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.25%       1.25%        1.25%          1.25%         1.25%
 Net investment income (loss)                                       0.23%       0.28%        0.08%          0.43%        (0.20)%

(a)  Amount rounds to less than $.01 per share.
(b) Effective February 20,2004 Pioneer Investment Management became the Advisor of the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
**   Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

24   The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                   2/21/04 (b)
                                                                         Year Ended   Year Ended   Year Ended          to
                                                                          12/31/07     12/31/06     12/31/05        12/31/04
CLASS B
Net asset value, beginning of period                                      $ 16.97      $ 15.87      $ 15.93       $   16.32
                                                                          -------      -------      -------       ---------
Increase (decrease) from investment operations:
 Net investment loss                                                      $ (0.13)     $ (0.10)     $ (0.15)      $   (0.01)
 Net realized and unrealized gain (loss) on investments                      1.48         1.72         0.09           (0.38)
                                                                          -------      -------      -------       ---------
  Net increase (decrease) from investment operations                      $  1.35      $  1.62      $ (0.06)      $   (0.39)
Distributions to shareowners:
 Net realized gain                                                          (0.55)       (0.52)           -               -
                                                                          -------      -------      -------       ---------
Net increase (decrease) in net asset value                                $  0.80      $  1.10      $ (0.06)      $   (0.39)
                                                                          -------      -------      -------       ---------
Net asset value, end of period                                            $ 17.77      $ 16.97      $ 15.87       $   15.93
                                                                          =======      =======      =======       =========
Total return*                                                                8.09%       10.23%       (0.38)%         (2.39)%(a)
Ratio of net expenses to average net assets+                                 2.16%        2.23%        2.32%           2.08%**
Ratio of net investment loss to average net assets+                         (0.67)%      (0.69)%      (0.98)%         (0.07)%**
Portfolio turnover rate                                                         9%          14%          16%             11%
Net assets, end of period (in thousands)                                  $ 1,555      $ 1,479      $ 1,224       $   1,177
Ratios with no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                2.60%        2.79%        3.30%           3.14%**
 Net investment loss                                                        (1.11)%      (1.25)%      (1.96)%         (1.14)%**
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                                2.15%        2.22%        2.32%           2.08%**
 Net investment loss                                                        (0.66)%      (0.68)%      (0.98)%         (0.07)%**

(a)  Not Annualized.
(b)  Class B shares were first publicly offered on February 21, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.  25

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                     2/21/04 (b)
                                                                               Year End    Year Ended   Year Ended       to
                                                                               12/31/07     12/31/06     12/31/05     12/31/04
CLASS C
Net asset value, beginning of period                                           $ 16.98      $ 15.87      $ 15.92    $    16.32
                                                                               -------      -------      -------    ----------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                  $ (0.11)     $ (0.11)     $ (0.15)   $     0.01
 Net realized and unrealized gain (loss) on investments                           1.47         1.74         0.10         (0.41)
                                                                               -------      -------      -------    ----------
  Net increase (decrease) from investment operations                           $  1.36      $  1.63      $ (0.05)   $    (0.40)
Distributions to shareowners:
 Net realized gain                                                               (0.55)       (0.52)           -             -
                                                                               -------      -------      -------    ----------
Net increase (decrease) in net asset value                                     $  0.81      $  1.11      $ (0.05)   $    (0.40)
                                                                               -------      -------      -------    ----------
Net asset value, end of period                                                 $ 17.79      $ 16.98      $ 15.87    $    15.92
                                                                               =======      =======      =======    ==========
Total return*                                                                     8.14%       10.29%       (0.31)%       (2.45)%(a)
Ratio of net expenses to average net assets+                                      2.16%        2.20%        2.23%         2.12%**
Ratio of net investment income (loss) to average net assets+                     (0.67)%      (0.67)%      (0.90)%        0.14%**
Portfolio turnover rate                                                              9%          14%          16%           11%
Net assets, end of period (in thousands)                                       $ 2,644      $ 2,336      $ 2,664    $    2,905
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                     2.55%        2.77%        3.20%         3.16%**
 Net investment loss                                                             (1.06)%      (1.24)%      (1.87)%       (0.89)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                     2.15%        2.20%        2.22%         2.12%**
 Net investment income (loss)                                                    (0.66)%      (0.67)%      (0.89)%        0.14%**

(a)  Not Annualized.
(b)  Class C shares were first publicly offered on February 21, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

26   The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                1/1/07                                2/21/04 (b)
                                                                                  to       Year Ended   Year Ended        to
                                                                              2/1/07 (c)    12/31/06     12/31/05      12/31/04
CLASS R
Net asset value, beginning of period                                         $    16.81     $ 15.64      $ 15.85     $    16.32
                                                                             ----------     -------      -------     ----------
Increase (decrease) from investment operations:
 Net investment loss                                                         $    (0.05)    $ (0.03)     $ (0.51)    $    (0.03)
 Net realized and unrealized gain (loss) on investments                            0.64        1.72         0.30          (0.44)
                                                                             ----------     -------      -------     ----------
  Net increase (decrease) from investment operations                         $     0.59     $  1.69      $ (0.21)    $    (0.47)
Distributions to shareowners:
 Net realized gain                                                                    -       (0.52)           -              -
                                                                             ----------     -------      -------     ----------
Net increase (decrease) in net asset value                                   $     0.59     $  1.17      $ (0.21)    $    (0.47)
                                                                             ----------     -------      -------     ----------
Net asset value, end of period                                               $    17.40     $ 16.81      $ 15.64     $    15.85
                                                                             ==========     =======      =======     ==========
Total return*                                                                      3.51%(a)   10.82%       (1.33)%        (2.88)%(a)
Ratio of net expenses to average net assets+                                       2.14%**     1.71%        3.03%          2.84%**
Ratio of net investment loss to average net assets+                               (1.49)%**   (0.19)%      (1.73)%        (0.51)%**
Portfolio turnover rate                                                               9%         14%          16%            11%
Net assets, end of period (in thousands)                                     $        -     $     8      $     8     $        8
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                     11.14%**     8.44%        4.54%          3.86%**
 Net investment loss                                                             (10.49)%**   (6.92)%      (3.24)%        (1.53)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      1.45%**     1.65%        3.01%          2.84%**
 Net investment loss                                                              (0.80)%**   (0.13)%      (1.71)%        (0.51)%**

(a)  Not Annualized.
(b)  Class R shares were first publicly offered on February 21, 2004.
(c)  Class R shares were liquidated on February 1, 2007.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 27

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer AmPac Growth Fund (the Fund) (formerly, Pioneer Papp America-Pacific Rim Fund), is a diversified series of Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which commenced operations on February 20, 2004, is the successor to the Papp America-Pacific Rim Fund, Inc. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers three classes of shares - Class A, Class B, and Class C. Class B and Class C shares were first publicly offered on February 21, 2004. Class R shares were liquidated on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2007 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

     are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At December 31, 2007, the Fund has reclassified $5 to decrease undistributed net investment income and $5 to increase accumulated net realized loss on investments. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

     The Fund has elected to defer $70,012 of capital losses recognized between November 1, 2007 and December 31, 2007 to its fiscal year ending December 31, 2008.

     The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

                                  2007         2006
----------------------------------------------------
  Distributions paid from:
  Ordinary income              $ 12,149     $ 10,889
  Long-term capital gain        634,342      552,380
                               --------     --------
    Total                      $646,491     $563,269
                               ========     ========

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2007:

                                         2007
----------------------------------------------------
  Undistributed ordinary income      $    7,651
  Post-October loss deferral            (70,012)
  Unrealized appreciation             6,068,259
                                     ----------
    Total                            $6,005,898
                                     ==========

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $2,691 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2007.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B and Class C shares bear different transfer agent and distribution expense rates.

E.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

     daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion. For the year ended December 31, 2007, the net management fee was equivalent to 0.75% of average net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to
L. Roy Papp & Associates, LLP (Papp) as compensation for its sub-advisory services to the Fund.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2008. PIM expects to continue its limitation of expenses unless the expense limit agreement with the Fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that PIM will extend the expense limitation beyond May 1, 2008. The Fund may terminate the expense limitation agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement be in the best interests of the Fund and its shareowners.

Prior to May 1, 2007, Pioneer had contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.40%, 2.30% and 2.30% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

is $1,395 in management fees, administrative costs and certain other services payable to PIM at December 31, 2007.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected in the Statement of Assets and Liabilities is $5,748 in transfer agent fees payable to PIMSS at December 31, 2007.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $697 in distribution fees payable to PFD at December 31, 2007.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2007, CDSCs in the amount of $5,066 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

December 31, 2007, the Fund's expenses were reduced by $1,644 under such arrangements.

6.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust II and the
Shareowners of Pioneer AmPac Growth Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer AmPac Growth Fund, one of the series constituting Pioneer Series Trust II (the "Trust"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2003 were audited by other auditors whose report, dated January 23, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer AmPac Growth Fund of the Pioneer Series Trust II at December 31, 2007, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Boston, Massachusetts
February 19, 2008

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained L. Roy Papp & Associates, Inc. to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement and sub-advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory and sub-advisory agreements for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM and the sub-adviser in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM and the sub-adviser. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement and the sub-advisory agreement for another year.

In considering the continuation of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2007, in the fifth quintile of its Morningstar category for the three year period ended June 30, 2007, in the fourth quintile of its Morningstar category for the five year period ended June 30, 2007 and in the third quintile of its Morningstar category for the ten year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's underperformance with PIM and the sub-adviser and noting that the Fund's short-term investment performance had improved, the Trustees agreed that they would continue to monitor the performance of the Fund especially closely.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the first quintile relative to its Strategic Insight peer group. It was noted that neither PIM nor the sub-adviser currently manages any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the sub-adviser and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of each of the investment advisory agreement and sub-advisory agreement for the Fund.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Position Held        Length of Service
Name and Age               With the Fund        and Term of Office
John F. Cogan, Jr. (81)*   Chairman of the      Trustee since 2003.
                           Board, Trustee and   Serves until a succes-
                           President            sor trustee is elected
                                                or earlier retirement
                                                or removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (49)   Executive Vice       Since March 2007.
                           President            Serves at the discre-
                                                tion of the Board
--------------------------------------------------------------------------------

                                                                                       Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*   Deputy Chairman and a Director of Pioneer Global Asset      None
                           Management S.p.A. ("PGAM"); Non-Executive Chairman
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Management Inc. (since 2004); Director of
                           Fiduciary Counseling, Inc.; President and Director of
                           Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                           President of all of the Pioneer Funds; and Of Counsel,
                           Wilmer Cutler Pickering Hale and Dorr LLP
----------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)   Director, CEO and President of Pioneer Investment           None
                           Management USA Inc., Pioneer Investment Management,
                           Inc. and Pioneer Institutional Asset Management, Inc.
                           (since March 2007); Executive Vice President of all of the
                           Pioneer Funds (since March 2007); Director of Pioneer
                           Global Asset Management S.p.A. (since March 2007);
                           Head of New Markets Division, Pioneer Global Asset
                           Management S.p.A. (2000 - 2007)
----------------------------------------------------------------------------------------------------------------

* Mr. Cogan is an Interested Trustee because he is an officer or director of the Fund's investment adviser and certain of its affiliates.

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Position Held   Length of Service
Name and Age                With the Fund   and Term of Office
David R. Bock (64)          Trustee         Trustee since 2005.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)           Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (64)          Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                            Inc. (publicly traded health care services company) (2004       Social Investment
                            - present); Partner, Federal City Capital Advisors (boutique    Company (privately-held
                            merchant bank) (1997 to 2004); and Executive Vice               affordable housing
                            President and Chief Financial Officer, Pedestal Inc.            finance company); and
                            (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
-------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           President, Bush International, LLC (international financial     Director of Brady Corpora-
                            advisory firm)                                                  tion (industrial identifica-
                                                                                            tion and specialty coated
                                                                                            material products
                                                                                            manufacturer); Director of
                                                                                            Briggs & Stratton Co.
                                                                                            (engine manufacturer);
                                                                                            Director of UAL Corpora-
                                                                                            tion (airline holding
                                                                                            company) Director of
                                                                                            Mantech International
                                                                                            Corporation (national
                                                                                            security, defense, and
                                                                                            intelligence technology
                                                                                            firm): and Member, Board
                                                                                            of Governors, Investment
                                                                                            Company Institute
-------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,      None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
-------------------------------------------------------------------------------------------------------------------------

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           Position Held   Length of Service
Name and Age               With the Fund   and Term of Office
Thomas J. Perna (57)       Trustee         Trustee since 2006.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)   Trustee         Trustee since 2003.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------
Stephen K. West (79)       Trustee         Trustee since 2001.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
--------------------------------------------------------------------------------
John Winthrop (71)         Trustee         Trustee since 2003.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------

Pioneer AmPac Growth Fund
                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
Thomas J. Perna (57)       Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                           Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                           ties services) (1986 - 2004)                                  for securities lending
                                                                                         industry)
-------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)   President and Chief Executive Officer, Newbury, Piret &       Director of New America
                           Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
-------------------------------------------------------------------------------------------------------------------------
Stephen K. West (79)       Senior Counsel, Sullivan & Cromwell (law firm)                Director, The Swiss
                                                                                         Helvetia Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
-------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)         President, John Winthrop & Co., Inc. (private investment      None
                           firm)
-------------------------------------------------------------------------------------------------------------------------

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held         Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (60)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
-------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008      None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of
                             Pioneer from July 2002 to December 2007
-------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant         None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS
                             Asset Management Services from 2002 to 2003
-------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Fund Accounting Manager - Fund Accounting, Administra-       None
                             tion and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------

Pioneer AmPac Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pioneer AmPac Growth Fund
                              Position Held          Length of Service
Name and Age                  With the Fund          and Term of Office
Katherine Kim Sullivan (34)   Assistant Treasurer    Since 2003. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Of-   Since January 2007.
                              ficer                  Serves at the discre-
                                                     tion of the Board
--------------------------------------------------------------------------------

Pioneer AmPac Growth Fund
                                                                                        Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years               by this Officer
Katherine Kim Sullivan (34)   Fund Administration Manager - Fund Accounting,            None
                              Administration and Controllership Services since
                              June 2003 and Assistant Treasurer of all of the Pioneer
                              Funds since September 2003; Assistant Vice President -
                              Mutual Fund Operations of State Street Corporation from
                              June 2002 to June 2003 (formerly Deutsche Bank Asset
                              Management)
-------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Officer of Pioneer since December 2006   None
                              and of all the Pioneer Funds since January 2007; Vice
                              President and Compliance Officer, MFS Investment
                              Management (August 2005 to December 2006); Consult-
                              ant, Fidelity Investments (February 2005 to July 2005);
                              Independent Consultant (July 1997 to February 2005)
-------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

     We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address            ask.pioneer@pioneerinvestments.com
     (for general questions about Pioneer only)

     Visit our web site:                            www.pioneerinvestments.com

 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                    PIONEER
                             -----------------------
                                    AMT-FREE
                                  CA MUNICIPAL
                                      FUND
                                      CATAX
                                  Ticker Symbol

                                     Annual
                                     Report

                                    12/31/07

                                 [LOGO] PIONEER
                                        Investments (R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            9
Prices and Distributions                                    10
Performance Update                                          11
Comparing Ongoing Fund Expenses                             14
Schedule of Investments                                     16
Financial Statements                                        19
Notes to Financial Statements                               26
Report of Independent Registered Public Accounting Firm     32
Approval of Investment Advisory Agreement                   33
Trustees, Officers and Service Providers                    37

                                                                     President's

 Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Even against this "wall of worry" backdrop, the performance of major asset classes in 2007 was generally positive. Despite several interim setbacks and poor performance near year-end, the Standard & Poor's 500 Index increased 5% in 2007, the Dow Jones Industrial Average increased 9%, and the NASDAQ Composite Index increased 10%. International developed and emerging markets equities performed even better, reflecting both a weakening U.S. dollar, which boosts returns for U.S. dollar-based investors, and solid local currency returns. The MSCI EAFE Developed Market Index rose 12%, and the MSCI Emerging Markets Index rose 40% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, rose 7%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

In the following interview, portfolio manager Stephen C. Bauer outlines the investment environment for tax-free bonds during the Fund's fiscal year ended December 31, 2007, Fund performance, his investment philosophy and strategy and his outlook.

Q: How did the Fund perform during the most recent 12-month period ended December 31, 2007?

A: For the fiscal year ended December 31, 2007, Pioneer AMT-Free California Municipal Fund's Class A shares produced a -0.22% return at net asset value. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 3.36% for the same period, and the average return of the 117 funds in the Lipper California Municipal Debt Funds category was 0.42%. Lipper is an independent monitor of mutual fund performance.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Would you describe the investing environment for tax-exempt bonds during the 12 months ended December 31, 2007?

A: Supported mainly by steady consumer spending, the U.S. economy exhibited modest growth for much of 2007. During the year, the housing and mortgage markets went from being a slight drag on growth to a major headache for financial institutions and economic policymakers. The initial trigger for the volatility evident in financial markets over the second half of the year was the collapse of investor confidence in securities backed by U.S. subprime mortgage debt. The rate of serious delinquencies rose notably in the subprime sector as mortgages with adjustable rates were reset to higher levels and falling home prices made refinancing more difficult for mortgage holders. As mortgage losses mounted, investors began to question the risks of investing in structured credit markets across the maturity spectrum. Over the remainder of 2007 (and into early 2008), a number of large investment

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     banks in the United States and Europe recorded billions of dollars of losses due to their own exposure to subprime mortgages.

     In response, several central banks, including the U.S. Federal Reserve, began to cut short-term rates and employ innovative techniques to inject liquidity into the global financial system. By the end of the year, this combination of measures seemed to restore adequate liquidity to the markets, but investors remained cautious about some categories of financial instruments, and many were concerned the U.S. economy would fall into a recession.

     Within the tax-exempt market, two issues represented a major drag on performance in the second half of 2007. First, at the beginning of August - when problems in the subprime area seemed to worsen - purchasing activity for municipal bonds largely disappeared. Municipal investors feared that hedge fund managers, who now make up a significant part of the tax-exempt market, were abandoning municipal bonds because of portfolio losses sustained separately in the structured mortgage securities market. As hedge funds are not required to submit financial reports in the same way as corporations or mutual funds, the municipal market could only speculate as to whether hedge funds would continue to be a presence there. No firm conclusion could be made, but over the three-week period in August no significant selling activity emerged. By late August, a more customary supply/demand situation within the municipal market had resumed.

     The second major issue for the tax-exempt market concerned the "monoline" insurers, which insure billions of dollars in municipal securities up to an AAA rating. Many of the monoline insurers fell into financial difficulty because they also insured structured mortgage products. Their possible exposure to significant mortgage securities losses endangered the insurers' AAA ratings from major credit agencies (and, in turn, endangered the AAA ratings of many insured tax-exempt issues). By year end, several monoline insurers had been placed on a "credit watch," but were attempting to raise additional capital to sustain their AAA ratings.

     Municipal bonds have historically been a less volatile financial instrument than Treasuries and have, therefore, outperformed Treasuries more often than not during market downturns. However, municipals significantly underperformed Treasuries during the past

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

     year. This occurred because, in the midst of unfavorable news coming from the subprime mortgage area beginning in the second quarter, a "flight to quality" from more risky taxable instruments, such as high-yield bonds, and into Treasuries boosted their comparative performance. At the end of 2007, AAA-rated municipals were yielding approximately 98% of Treasuries with similar maturities, a very high percentage by historical standards.

     In California, the state's fiscal problems have returned to some degree. Along with the U.S. economic slowdown, California's tax receipts have slowed, and the state's leaders need to deal with a structural deficit. Still, the state's bond rating appears to be stable.

Q:   Please discuss your strategy for the Fund during the period.

A: As always, our principal portfolio strategy was to purchase and hold discounted long-term bonds, as these investments offer the highest yields in the municipal marketplace. We also believe that they offer the most attractive value over time.

     Due in part to the general flight to quality in the fixed-income markets last year, "credit spreads" (i.e., differences in yield between higher and lower quality bonds) widened, making the yields of BBB and single A municipal bonds more attractive. The Fund, therefore, purchased several attractively valued medium-quality bonds.

     The Fund also invested in a relatively new type of security for the municipal market: 'gas prepay' bonds. These bonds were engineered by Wall Street firms through arrangements with municipalities that sell natural gas directly to their residents, rather than through a utility. To lock in a stable and typically lower-than-market price (rather than municipalities being forced to constantly change natural gas rates to consumers based on fluctuating commodity prices), through this arrangement, natural gas is purchased via a long-term contract in the futures market. Proceeds from the initial bond offering pay for the futures transaction, and principal and interest are later paid to bondholders through the municipalities' natural gas sales to consumers. The underwriter of the issue is its financial guarantor. One example of a gas prepay bond issue the Fund purchased in 2007 is Long Beach Gas. Due to its problems from mortgage-related losses, Merrill Lynch's credit rating was downgraded slightly last fall.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Because Merrill Lynch is one of the Wall Street underwriters of gas prepay bonds, all such bonds then came under price pressure, because the bond guarantor's credit rating affects the credit rating of the bonds themselves. Nevertheless, we continue to have confidence in the creditworthiness of the gas prepay bonds the Fund has acquired and may consider purchasing other similar issues because of their attractive value.

     As of December 31, 2007, 53% of the Fund's portfolio was rated AAA or the equivalent (the highest rating). In addition, the Fund is broadly diversified among 38 issuers from all areas of California.

Q: What were the largest contributors to and detractors from Fund performance in 2007?

A: The biggest contribution to Fund performance in 2007 came from bonds that were pre-refunded (i.e., retired by the issuer before the call date and secured by U.S. Treasury bonds in an escrow account in an amount sufficient to pay off the entire amount of the issue at maturity) during the year. Examples of the pre-refunded bonds that helped the Fund's performance in 2007 include two Golden State Tobacco bond issues originally scheduled to mature in 2039 and 2042. Pre-refunding a municipal bond increases the price of the bond by significantly shortening its maturity and by raising its credit rating because the pre-refunded bond will generally assume the rating of the U.S. Treasury bonds in the escrow account.

     The largest detractors from Fund performance in 2007 were bonds issued by the San Joaquin Hills Transportation Corridor Agency and two Redding California Redevelopment Agency bond issues maturing in 2026 and 2036. Within the Fund's portfolio, these three issues were hit the hardest during the credit crunch that emerged last summer, as the spread between AAA-rated and lower-rated bonds widened dramatically (i.e., yields of these bonds rose and their prices fell significantly more than was the case for AAA-rated bonds). The ratings as of December 31, 2007 were BB- for San Joaquin Hills Transportation Corridor Agency bonds and BBB+ for the two Redding California Redevelopment Agency issues.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

Q:   What is your outlook?

A: By year end, uncertainty over the prospects for the U.S. economy was growing. While the Fed is taking a number of measures to try to prevent a steep economic recession, we are satisfied that it is also keeping a close eye on core inflation indicators. Any further economic weakness should restrain inflationary pressures and therefore help the performance of long-term municipal bonds. Tax-exempt bonds are attractively valued compared to Treasuries, and could outperform them in the coming months. Despite continued uncertainty in the broader financial markets stemming from subprime mortgage losses and the economic outlook, from our perspective the municipal market appears very sound.

     We believe that Pioneer AMT-Free California Municipal Fund continues to be a suitable vehicle for long-term investors seeking high income free from federal taxes.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Investing primarily in the securities issued by California and its municipalities makes the Fund more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07

 Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data is represented as a pie chart in the printed material]


AAA                     52.8%
AA                       8.4%
A                       18.7%
BBB                     13.7%
BB & Lower               4.2%
Commercial Paper         2.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data is represented as a pie chart in the printed material]


Insured                         51.8%
Health                          19.1%
Various Revenues                13.7%
Special Revenues                 4.4%
Transportation                   4.2%
Escrowed                         3.2%
Reserves                         2.2%
General Obligation               1.4%

 10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of total debt holdings)

    1.    Long Beach California Finance Authority, 5.5%, 11/15/37              4.67%
    2.    Rancho Mirage California Joint Power, 5.0%, 7/1/47                   4.47
    3.    Anaheim California Public Financing Authority Lease,
          4.25%, 9/1/35                                                        4.27
    4.    San Joaquin Hills Transportation Corridor Agency, 5.0%, 1/1/33       4.16
    5.    California Municipal Finance Authority Certificates Partnership,
          5.25%, 2/1/46                                                        4.10
    6.    Alameda Corridor Transportation Authority, 4.75%, 10/1/25            3.79
    7.    California State Department of Veteran Affairs, 4.75%, 12/1/25       3.75
    8.    California Health Facilities Financing Authority, 5.0%, 3/1/33       3.66
    9.    California Statewide Communities Development Authority,
          5.0%, 3/1/41                                                         3.59
   10.    Duarte California Certificates of Participation, 5.25%, 4/1/31       3.28

* The list excludes temporary cash investments and derivative investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   12/31/07   12/31/06
------- ---------- ---------
    A     $12.19    $12.84
    B     $12.12    $12.77
    C     $12.08    $12.73

Distributions Per Share
--------------------------------------------------------------------------------

                     1/1/07 - 12/31/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
    A      $0.5150       $0.0171         $0.0921
    B      $0.4006       $0.0171         $0.0921
    C      $0.4084       $0.0171         $0.0921

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                              CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free CA Municipal Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.

[The following data is represented as a mountain chart in the printed material]


12/97         9,550         10,000
              9,993         10,648
12/99         9,052         10,429
              10,717        11,648
12/01         11,128        12,245
              12,051        13,421
12/03         12,628        14,134
              13,294        14,768
12/05         14,217        15,286
              14,960        16,026
12/07         14,927        16,564

                   Average Annual Total Returns
                    (As of December 31, 2007)
                                   Net Asset    Public Offering
Period                             Value (NAV)     Price (POP)
 10 Years                            4.68%       4.09%
 5 Years                             4.37        3.41
 1 Year                             -0.22       -4.74
--------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                     Gross        Net
                                     1.03%       0.86%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer AMT-Free CA Municipal Fund was created through the reorganization of predecessor Safeco California Tax-Free Income Fund on December 10, 2004. The performance of Class A shares of the Fund includes the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.


Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The net expense ratio reflects the contractual expense limitations currently in effect through 5/1/08 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free CA Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.

[The following data is represented as a mountain chart in the printed material]


12/97     10,000     10,000
          10,498     10,648
12/99      9,440     10,429
          11,104     11,648
12/01     11,440     12,245
          12,294     13,421
12/03     12,782     14,134
          13,379     14,768
12/05     14,100     15,286
          14,714     16,026
12/07     14,548     16,564

                Average Annual Total Returns
                 (As of December 31, 2007)
                                     If          If
Period                              Held      Redeemed
 10 Years                            3.82%       3.82%
 5 Years                             3.42        3.42
 1 Year                             -1.13       -4.92
-----------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                     Gross        Net
                                     1.94%       1.76%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC).

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer AMT-Free CA Municipal Fund was created through the reorganization of predecessor Safeco California Tax-Free Income Fund on December 10, 2004. The performance of Class B shares of the Fund includes the performance of the predecessor fund's Class B shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/08 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free CA Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.

[The following data is represented as a mountain chart in the printed material]


10/03      10,000     10,000
12/03      10,225     10,188
12/04      10,695     10,644
12/05      11,281     11,018
12/06      11,776     11,552
12/07      11,650     11,940

               Average Annual Total Returns
                (As of December 31, 2007)
                                     If          If
Period                              Held      Redeemed
 Life-of-Class
 (10/1/2003)                         3.58        3.58
 1 Year                             -1.07       -1.07
-------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                     Gross        Net
                                     1.76%       1.76%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer AMT-Free CA Municipal Fund was created through the reorganization of predecessor Safeco California Tax-Free Income Fund on December 10, 2004. The performance of Class C shares of the Fund includes the performance of the predecessor fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund shares were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/08 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/ or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free CA Municipal Fund

Based on actual returns from July 1, 2007 through December 31, 2007.

 Share Class                     A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value     $1,000.00      $1,000.00      $1,000.00
 On 7/1/07
 Ending Account Value        $1,005.04      $  999.70      $1,000.10
 On 12/31/07
 Expenses Paid               $    4.40      $    8.97      $    8.47
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.87%, 1.78%, and 1.68% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free CA Municipal Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2007 through December 31, 2007.

Share Class                        A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value     $1,000.00      $1,000.00      $1,000.00
 On 7/1/07
 Ending Account Value        $1,010.41      $1,008.12      $1,008.37
 On 12/31/07
 Expenses Paid               $    4.43      $    9.05      $    8.54
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.87%, 1.78%, and 1.68% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07
--------------------------------------------------------------------------------

                S&P/Moody's
Principal       Ratings
Amount          (unaudited)                                                                      Value
                              MUNICIPAL BONDS - 96.1%
                              Government - 8.5%
$3,000,000      AAA/Aaa       California State, 4.25%, 8/1/33                          $  2,779,140
 1,500,000      A+/A1         California State, 4.75%, 4/1/29                             1,470,390
 5,000,000      A+/A1         Long Beach California Finance Authority,
                                5.5%, 11/15/37                                            4,985,100
                                                                                       ------------
                                                                                       $  9,234,630
                                                                                       ------------
                              Municipal Airport - 2.2%
 2,500,000      AAA/Aaa       San Francisco California City & County Airports
                                International, 4.5%, 5/1/32                            $  2,388,375
                                                                                       ------------
                              Municipal Development - 17.0%
 3,500,000      AAA/Aaa       Alameda County California Redevelopment Agency,
                                4.375%, 8/1/30                                         $  3,264,135
 5,000,000      AAA/Aaa       Anaheim California Public Financing Authority
                                Lease, 4.25%, 9/1/35                                      4,552,550
 2,500,000      AAA/Aaa       Inglewood California Redevelopment Agency Tax
                                Allocation, 4.75%, 5/1/38                                 2,410,350
 3,815,000      AAA/NR        Pittsburg California Redevelopment Agency,
                                4.25%, 9/1/34                                             3,434,797
 5,000,000      NR/A3         Rancho Mirage California Joint Power,
                                5.0%, 7/1/47                                              4,765,500
                                                                                       ------------
                                                                                       $ 18,427,332
                                                                                       ------------
                              Municipal Facilities - 4.7%
 2,100,000      AAA/Aaa       Fresno Joint Powers Financing Authority Lease
                                Revenue, 4.75%, 9/1/28                                 $  2,112,936
 3,000,000      AAA/Aaa       Los Angeles County California Certificates of
                                Participation, 4.75%, 3/1/23                              3,018,480
                                                                                       ------------
                                                                                       $  5,131,416
                                                                                       ------------
                              Municipal General - 3.5%
 4,000,000      A+/NR         California Statewide Communities Development
                                Authority, 5.0%, 3/1/41                                $  3,831,280
                                                                                       ------------
                              Municipal Higher Education - 4.9%
 2,000,000      NR/Baa3       California State University Fresno Association, Inc.,
                                6.0%, 7/1/31                                           $  2,246,720
 3,000,000      AAA/Aaa       University of California Revenues, 5.0%, 5/15/36            3,062,250
                                                                                       ------------
                                                                                       $  5,308,970
                                                                                       ------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/Moody's
Principal       Ratings
Amount          (unaudited)                                                                    Value
                              Municipal Housing - 3.7%
$4,000,000      AA-/Aa2       California State Department of Veteran Affairs,
                                4.75%, 12/1/25                                         $  3,999,840
                                                                                       ------------
                              Municipal Medical - 9.1%
 4,000,000      A/NR          California Health Facilities Financing Authority,
                                5.0%, 3/1/33                                           $  3,904,600
 3,500,000      A-/A3         Duarte California Certificates of Participation,
                                5.25%, 4/1/31                                             3,502,800
 2,500,000      A+/A3         San Bernardino County California Certificates of
                                Participation, 5.5%, 8/1/24                               2,501,700
                                                                                       ------------
                                                                                       $  9,909,100
                                                                                       ------------
                              Municipal School District - 14.1%
 5,000,000      BBB-/Baa2     California Municipal Finance Authority Certificates
                                Partnership, 5.25%, 2/1/46                             $  4,373,650
 2,500,000      AAA/Aaa       Los Angeles California University School District,
                                4.25%, 1/1/28                                             2,368,825
 1,885,000      AAA/Aaa       Oakland California University School District,
                                4.375%, 8/1/31                                            1,797,649
 1,600,000      AAA/NR        Oxnard California School District, 4.375%, 8/1/33           1,474,688
 2,180,000      AAA/Aaa       Pomona Unified School District, 6.55%, 8/1/29               2,759,226
 2,500,000      NR/Aaa        Sacramento City Unified School District,
                                4.75%, 7/1/29                                             2,518,425
                                                                                       ------------
                                                                                       $ 15,292,463
                                                                                       ------------
                              Municipal Tobacco - 7.4%
 2,500,000      AAA/Aaa       Golden State Tobacco Securitization,
                                6.75%, 6/1/39                                          $  2,889,900
 1,500,000      AAA/Aaa       Golden State Tobacco Securitization,
                                7.9%, 6/1/42                                              1,813,140
 2,095,000      BBB+/NR       Redding California Redevelopment, 4.5%, 9/1/26              1,879,383
 1,500,000      BBB+/NR       Redding California Redevelopment, 5.0%, 9/1/36              1,388,250
                                                                                       ------------
                                                                                       $  7,970,673
                                                                                       ------------
                              Municipal Transportation - 7.8%
 4,000,000      AAA/Aaa       Alameda Corridor Transportation Authority,
                                4.75%, 10/1/25                                         $  4,039,400
 5,000,000      BB-/Ba2       San Joaquin Hills Transportation Corridor Agency,
                                5.0%, 1/1/33                                              4,433,400
                                                                                       ------------
                                                                                       $  8,472,800
                                                                                       ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
Principal        Ratings
Amount           (unaudited)                                                                  Value
                               Municipal Utilities - 6.6%
$2,000,000       AAA/Aaa       Los Angeles California Wastewater System
                                 Revenue, 5.0%, 6/1/29                                 $  2,055,780
 3,000,000       AAA/Aaa       Modesto California Wastewater Revenue,
                                 4.25%, 11/1/36                                           2,772,690
 2,315,000       AAA/Aaa       Orange County Sanitation District Certificates of
                                 Participation, 5.0%, 2/1/33                              2,348,660
                                                                                       ------------
                                                                                       $  7,177,130
                                                                                       ------------
                               Municipal Water - 6.6%
 2,645,000       AAA/Aaa       Capistrano Beach California Water District,
                                 4.75%, 12/1/28                                        $  2,646,323
 1,475,000       AAA/Aaa       Capistrano Beach California Water District,
                                 4.75%, 12/1/28                                           1,475,738
 1,200,000       AAA/Aaa       Los Angeles Department of Water & Power
                                 Waterworks Revenue, 4.25%, 10/15/34                      1,132,451
 2,000,000       AAA/Aaa       Madera California Public, 4.375%, 3/1/31                   1,927,880
                                                                                       ============
                                                                                       $  7,182,392
                                                                                       ============
                               TOTAL MUNICIPAL BONDS
                               (Cost $102,910,932)                                     $104,326,401
                                                                                       ------------
    Shares                     TAX-EXEMPT MONEY MARKET MUTUAL FUND - 2.1%
 2,320,000                     Blackrock Provident Institutional Fund                  $  2,320,000
                                                                                       ------------
                               TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
                               (Cost $2,320,000)                                       $  2,320,000
                                                                                       ------------
                               TOTAL INVESTMENT IN SECURITIES - 98.3%
                               (Cost $105,230,932) (a)                                 $106,646,401
                                                                                       ------------
                               OTHER ASSETS AND LIABILITIES - 1.7%                     $  1,898,448
                                                                                       ------------
                               TOTAL NET ASSETS - 100.0%                               $108,544,849
                                                                                       ============

NR   Not rated

(a) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $104,390,385 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                                 $  5,038,088
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                                  (2,782,072)
                                                                                       ------------
      Net unrealized gain                                                              $  2,256,016
                                                                                       ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2007 aggregated $38,688,615 and $22,570,317, respectively.

18  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $105,230,932)           $106,646,401
  Cash                                                        423,417
    Fund shares sold                                          204,560
    Interest                                                1,610,608
    Due from Pioneer Investment Management, Inc.               11,853
  Other                                                         4,122
                                                         ------------
     Total assets                                        $108,900,961
                                                         ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                   141,212
    Dividends                                                 145,356
  Due to affiliates                                            11,088
  Accrued expenses                                             58,456
                                                         ------------
     Total liabilities                                   $    356,112
                                                         ------------
NET ASSETS:
  Paid-in capital                                        $105,946,812
  Undistributed net investment income                         960,154
  Accumulated net realized gain on investments                222,414
  Net unrealized gain on investments                        1,415,469
                                                         ------------
     Total net assets                                    $108,544,849
                                                         ============
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $97,703,812/ 8,014,573 shares)       $      12.19
                                                         ============
  Class B (based on $906,274/ 74,802 shares)             $      12.12
                                                         ============
  Class C (based on $9,934,763/ 822,578 shares)          $      12.08
                                                         ============
MAXIMUM OFFERING PRICE:
  Class A ($12.19 [divided by] 95.50%)                   $      12.76
                                                         ============

The accompanying notes are an integral part of these financial statements.   19

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/07

INVESTMENT INCOME:
  Interest                                               5,253,244
     Total investment income                                            $ 5,253,244
                                                                        -----------
EXPENSES:
  Management fees                                        $ 527,186
  Transfer agent fees and expenses
    Class A                                                 49,900
    Class B                                                  1,145
    Class C                                                  3,422
  Distribution fees
    Class A                                                238,539
    Class B                                                  8,702
    Class C                                                 88,370
  Administrative fees                                       23,723
  Custodian fees                                            15,330
  Registration fees                                            988
  Professional fees                                         44,619
  Printing expense                                          25,520
  Fees and expenses of nonaffiliated trustees                5,302
  Miscellaneous                                             36,108
                                                          ========
     Total expenses                                                     $ 1,068,854
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                          (79,883)
     Less fees paid indirectly                                               (1,838)
                                                                        -----------
     Net expenses                                                       $   987,133
                                                                        -----------
       Net investment income                                            $ 4,266,111
                                                                        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                      $ 1,198,825
                                                                        -----------
  Change in net unrealized gain on investments                          $(5,840,502)
                                                                        -----------
  Net loss on investments                                               $(4,641,677)
                                                                        -----------
  Net decrease in net assets resulting from operations                  $  (375,566)
                                                                        ===========

20  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/07 and 12/31/06, respectively

                                                            Year Ended       Year Ended
                                                             12/31/07         12/31/06
FROM OPERATIONS:
Net investment income                                    $  4,266,111     $ 3,877,973
Net realized gain on investments                            1,198,825       1,102,126
Change in net unrealized gain on investments               (5,840,502)       (317,218)
                                                         -------------    -----------
    Net increase (decrease) in net assets resulting
     from operations                                     $   (375,566)    $ 4,662,881
                                                         -------------    -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.52 and $0.52 per share, respectively)    $ (3,922,521)    $  (686,640)
    Class B ($0.40 and $0.41 per share, respectively)         (27,966)        (19,872)
    Class C ($0.41 and $0.43 per share, respectively)        (290,012)       (126,430)
    Investor Class ($0.00 and $0.52 per share,
     respectively)                                                  -      (2,915,073)
Net realized gain:
    Class A ($0.11 and $0.15 per share, respectively)        (881,443)       (194,664)
    Class B ($0.11 and $0.15 per share, respectively)          (8,059)         (9,237)
    Class C ($0.11 and $0.15 per share, respectively)         (86,909)        (79,086)
    Investor Class ($0.00 and $0.15 per share,
     respectively)                                                  -        (847,754)
                                                         -------------    -----------
     Total distributions to shareowners                  $ (5,216,910)    $(4,878,756)
                                                         -------------    -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 39,865,570     $18,338,780
Reinvestment of distributions                               3,249,377       3,271,792
Cost of shares repurchased                                (23,026,766)    (13,776,201)
                                                         -------------    -----------
    Net increase in net assets resulting from
     Fund share transactions                             $ 20,088,181     $ 7,834,371
                                                         -------------    -----------
    Net increase in net assets                           $ 14,495,705     $ 7,618,496
NET ASSETS:
Beginning of year                                          94,049,144      86,430,648
                                                         -------------    -----------
End of year                                              $108,544,849     $94,049,144
                                                         =============    ===========
Undistributed net investment income                      $    960,154     $   934,542
                                                         =============    ===========

The accompanying notes are an integral part of these financial statements.   21

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                     '07 Shares        '07 Amount         '06 Shares        '06 Amount
CLASS A
Shares sold                        2,678,403        $33,838,873           927,165        $ 11,946,294
Conversion of Investor class
  shares to Class A shares                 -                  -         5,505,272          71,073,066
Reinvestment of distributions        251,413          3,142,454            42,475             546,756
Less shares repurchased           (1,642,086)       (20,545,659)         (540,086)         (6,927,444)
                                  ----------        -----------         ---------        ------------
    Net increase                   1,287,730        $16,435,668         5,934,826        $ 76,638,672
                                  ==========        ===========         =========        ============
CLASS B
Shares sold                           25,170        $   315,513            31,640        $    402,576
Reinvestment of distributions            900             11,172               518               6,639
Less shares repurchased              (11,478)          (142,137)           (4,131)            (52,779)
                                  ----------        -----------         ---------        ------------
    Net increase                      14,592        $   184,548            28,027        $    356,436
                                  ==========        ===========         =========        ============
CLASS C
Shares sold                          459,403        $ 5,711,184           465,953        $  5,954,719
Reinvestment of distributions          7,744             95,751             2,750              35,195
Less shares repurchased             (189,415)        (2,338,970)          (46,171)           (581,704)
                                  ----------        -----------         ---------        ------------
    Net increase                     277,732        $ 3,467,965           422,532        $  5,408,210
                                  ==========        ===========         =========        ============
INVESTOR CLASS
Shares sold                                -        $         -             2,748        $     35,191
Reinvestment of distributions              -                  -        (5,512,811)        (71,073,066)
Conversion of Investor class
  shares to Class A shares                 -                  -           208,887           2,683,202
Less shares repurchased                    -                  -          (485,551)         (6,214,274)
                                  ----------        -----------        ----------        ------------
    Net decrease                           -        $         -        (5,786,727)       $(74,568,947)
                                  ==========        ===========        ==========         ============

22   The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended    Year Ended   Year Ended    Year Ended    Year Ended
                                                                12/31/07      12/31/06     12/31/05    12/31/04 (a)    12/31/03
CLASS A
Net asset value, beginning of period                            $ 12.84       $ 12.86      $ 12.65       $ 12.69       $ 12.67
                                                                -------       -------      -------       -------       -------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.50       $  0.42      $  0.45       $  0.53(b)    $  0.56
 Net realized and unrealized gain (loss) on investments           (0.52)         0.23         0.42          0.12          0.03
                                                                -------       -------      -------       -------       -------
  Net increase (decrease) from investment operations            $ (0.02)      $  0.65      $  0.87       $  0.65       $  0.59
Distributions to shareowners:
 Net investment income                                            (0.52)        (0.52)       (0.53)        (0.53)        (0.53)
 Net realized gain                                                (0.11)        (0.15)       (0.13)        (0.16)        (0.04)
                                                                -------       -------      -------       -------       -------
Net increase (decrease) in net asset value                      $ (0.65)      $ (0.02)     $  0.21       $ (0.04)      $  0.02
                                                                -------       -------      -------       -------       -------
Net asset value, end of period                                  $ 12.19       $ 12.84      $ 12.86       $ 12.65       $ 12.69
                                                                =======       =======      =======       =======       =======
Total return*                                                     (0.22)%        5.23%        6.94%         5.22%         4.79%
Ratio of net expenses to average net assets+                       0.86%**       0.86%        0.86%         0.86%         0.86%
Ratio of net investment income to average net assets+              4.12%**       4.19%        4.23%         4.21%         4.49%
Portfolio turnover rate                                              21%**         13%           7%           22%           19%
Net assets, end of period (in thousands)                        $97,704       $86,345      $10,186       $    87       $   741
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      0.95%**       1.03%        1.06%         1.04%         1.06%
 Net investment income                                             4.04%**       4.02%        4.03%         4.03%         4.29%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      0.86%**       0.86%        0.86%         1.04%         1.06%
 Net investment income                                             4.12%**       4.19%        4.23%         4.03%         4.29%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.  23

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended   Year Ended   Year Ended    Year Ended    Year Ended
                                                                12/31/07     12/31/06     12/31/05    12/31/04 (a)    12/31/03
CLASS B
Net asset value, beginning of period                           $ 12.77       $ 12.79      $ 12.64       $ 12.66       $ 12.65
                                                               -------       -------      -------       -------       -------
Increase (decrease) from investment operations:
 Net investment income                                         $  0.38       $  0.37      $  0.32       $  0.43(b)    $  0.47
 Net realized and unrealized gain (loss) on investments          (0.52)         0.17         0.36          0.14          0.02
                                                               -------       -------      -------       -------       -------
  Net increase (decrease) from investment operations           $ (0.14)      $  0.54      $  0.68       $  0.57       $  0.49
Distributions to shareowners:
 Net investment income                                           (0.40)        (0.41)       (0.40)        (0.43)        (0.44)
 Net realized gain                                               (0.11)        (0.15)       (0.13)        (0.16)        (0.04)
                                                               -------       -------      -------       -------       -------
Net increase (decrease) in net asset value                     $ (0.65)      $ (0.02)     $  0.15       $ (0.02)      $  0.01
                                                               -------       -------      -------       -------       -------
Net asset value, end of period                                 $ 12.12       $ 12.77      $ 12.79       $ 12.64       $ 12.66
                                                               =======       =======      =======       =======       =======
Total return*                                                    (1.13)%        4.36%        5.39%         4.62%         3.96%
Ratio of net expenses to average net assets+                      1.76%**       1.76%        1.78%         1.68%         1.61%
Ratio of net investment income to average net assets+             3.21%**       3.35%        3.40%         3.61%         3.74%
Portfolio turnover rate                                             21%**         13%           7%           22%           19%
Net assets, end of period (in thousands)                       $   906       $   769      $   411       $    10       $ 1,021
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.78%**       1.94%        1.95%         1.88%         1.76%
 Net investment income                                            3.21%**       3.17%        3.23%         3.41%         3.59%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.76%**       1.76%        1.78%         1.88%         1.76%
 Net investment income                                            3.21%**       3.35%        3.40%         3.41%         3.59%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

24  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Year Ended  Year Ended  Year Ended  Year Ended  10/01/03 (c)
                                                                         12/31/07    12/31/06    12/31/05  12/31/04 (a)  to 12/31/03
CLASS C
Net asset value, beginning of period                                    $ 12.73      $ 12.76     $ 12.63     $ 12.66     $  12.55
                                                                        -------      -------     -------     -------     --------
Increase (decrease) from investment operations:
 Net investment income                                                  $  0.37      $  0.34     $  0.35     $  0.43(b)  $   0.14
 Net realized and unrealized gain (loss) on investments                   (0.50)        0.21        0.34        0.13         0.09
                                                                        -------      -------     -------     -------     --------
  Net increase (decrease) from investment operations                    $ (0.13)     $  0.55     $  0.69     $  0.56     $   0.23
Distributions to shareowners:
 Net investment income                                                    (0.41)       (0.43)      (0.43)      (0.43)       (0.11)
 Distributions in excess of net investment income                             -            -           -           -        (0.01)
 Net realized gain                                                        (0.11)       (0.15)      (0.13)      (0.16)           -
                                                                        -------      -------     -------     -------     --------
Net increase (decrease) in net asset value                              $ (0.65)     $ (0.03)    $  0.13     $ (0.03)    $   0.11
                                                                        -------      -------     -------     -------     --------
Net asset value, end of period                                          $ 12.08      $ 12.73     $ 12.76     $ 12.63     $  12.66
                                                                        =======      =======     =======     =======     ========
Total return*                                                             (1.07)%       4.39%       5.49%       4.54%        1.91%^
Ratio of net expenses to average net assets+                               1.68%**      1.76%       1.56%       1.61%        1.61%**
Ratio of net investment income to average net assets+                      3.29%**      3.31%       3.50%       3.47%        4.60%**
Portfolio turnover rate                                                      21%**        13%          7%         22%          19%
Net assets, end of period (in thousands)                                $ 9,935      $ 6,935     $ 1,561     $    10     $    101
Ratios with no waivers of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              1.68%**      1.76%       1.72%       2.06%        4.09%**
 Net investment income                                                     3.29%**      3.31%       3.34%       3.02%        2.12%**
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                              1.68%**      1.76%       1.56%       1.61%        1.61%**
 Net investment income                                                     3.29%**      3.31%       3.50%       3.47%        4.60%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
^    Not annualized.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.
(a) Effective August 2, 2004, PIM because the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
(c)  Class C shares were first publicly offered on October 1, 2003.

   The accompanying notes are an integral part of these financial statements. 25

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer AMT-Free CA Municipal Fund (the Fund) is a diversified series of Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.

The Fund offers three classes of shares designated as Class A, Class B and Class C. As planned, Investor Class shares were converted to Class A shares on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

Investing primarily in the securities issued by California and its municipalities makes the Fund more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. At December 31, 2007 there were no securities fair valued. Discount and premium on debt securities are accreted or amortized, respectively daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at cost which approximates market value.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

    statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

                                    2007            2006
-----------------------------------------------------------
  Distributions paid from:
  Ordinary Income              $  246,231      $    35,252
  Tax exempt income             4,146,481        3,713,182
  Long-term capital gain          824,198        1,130,322
                               ----------      -----------
    Total                      $5,126,910      $ 4,878,756
                               ==========      ===========

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006.

                                           2007
-----------------------------------------------------------
  Undistributed tax exempt income     $  119,607
  Undistributed long-term gain           222,414
  Unrealized appreciation              2,256,016
                                      ----------
    Total                             $2,598,037
                                      ==========

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $16,343 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2007.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C shares can bear different transfer agent and distribution expense rates.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million, 0.45% on assets between $250 million and $750 million and 0.40% on the excess of $750 million. For the year ended December 31, 2007 the net management fee was equivalent to 0.50% of the average daily net assets.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.86%, 1.76% and 1.76% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2008.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

"Due to Affiliates" reflected on the Statement of Assets and Liabilities is $4,615 in management fees, administrative costs and certain other services payable to PIM at December 31, 2007.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $3,755 in transfer agent fees payable to PIMSS at December 31, 2007.

4.   Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $2,718 in distribution fees payable to PFD at December 31, 2007.

In addition, redemptions of each class of shares (except Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2007, CDSCs in the amount of $42,588 were paid to PFD.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2007, the Fund's expenses were reduced by $1,838 under such arrangements.

6.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION (unaudited)

The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short term gains were 96.97% and 3.47%, respectively.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust II and
Shareowners of Pioneer AMT-Free CA Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Pioneer AMT-Free CA Municipal Fund, one of the series comprising the Pioneer Series Trust II (the "Trust"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer AMT-Free CA Municipal Fund of the Pioneer Series Trust II at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 19, 2008

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2007 and in the first quintile of its Morningstar category for the three, five and ten year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the third quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Position Held        Length of Service
Name and Age               With the Fund        and Term of Office
John F. Cogan, Jr. (81)*   Chairman of the      Trustee since 2003.
                           Board, Trustee and   Serves until a succes-
                           President            sor trustee is elected
                                                or earlier retirement
                                                or removal.
--------------------------------------------------------------------------------

                                                                                       Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*   Deputy Chairman and a Director of Pioneer Global Asset      None
                           Management S.p.A. ("PGAM"); Non-Executive Chairman
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Management Inc. (since 2004); Director of
                           Fiduciary Counseling, Inc.; President and Director of
                           Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                           President of all of the Pioneer Funds; and Of Counsel,
                           Wilmer Cutler Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------

* Mr. Cogan is an Interested Trustee because he is an officer or director of the Fund's investment adviser and certain of its affiliates.

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Position Held   Length of Service
Name and Age                With the Fund   and Term of Office
David R. Bock (64)          Trustee         Trustee since 2005.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)           Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (64)          Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                            Inc. (publicly traded health care services company) (2004       Social Investment
                            - present); Partner, Federal City Capital Advisors (boutique    Company (privately-held
                            merchant bank) (1997 to 2004); and Executive Vice               affordable housing
                            President and Chief Financial Officer, Pedestal Inc.            finance company); and
                            (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           President, Bush International, LLC (international financial     Director of Brady Corpora-
                            advisory firm)                                                  tion (industrial identifica-
                                                                                            tion and specialty coated
                                                                                            material products
                                                                                            manufacturer); Director of
                                                                                            Briggs & Stratton Co.
                                                                                            (engine manufacturer);
                                                                                            Director of UAL Corpora-
                                                                                            tion (airline holding
                                                                                            company) Director of
                                                                                            Mantech International
                                                                                            Corporation (national
                                                                                            security, defense, and
                                                                                            intelligence technology
                                                                                            firm): and Member, Board
                                                                                            of Governors, Investment
                                                                                            Company Institute
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,      None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
------------------------------------------------------------------------------------------------------------------------

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                           Position Held   Length of Service
Name and Age               With the Fund   and Term of Office
Thomas J. Perna (57)       Trustee         Trustee since 2006.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)   Trustee         Trustee since 2003.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------
John Winthrop (71)         Trustee         Trustee since 2003.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------

                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
Thomas J. Perna (57)       Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                           Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                           ties services) (1986 - 2004)                                  for securities lending
                                                                                         industry)
------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)   President and Chief Executive Officer, Newbury, Piret &       Director of New America
                           Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)         President, John Winthrop & Co., Inc. (private investment      None
                           firm)
------------------------------------------------------------------------------------------------------------------------

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held         Length of Service
Name and Age                 With the Fund         and Term of Office
Daniel K. Kingsbury (49)*    Executive Vice        Since March 2007.
                             President             Serves at the discre-
                                                   tion of the Board
--------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Daniel K. Kingsbury (49)*    Director, CEO and President of Pioneer Investment            None
                             Management USA Inc., Pioneer Investment Management,
                             Inc. and Pioneer Institutional Asset Management, Inc.
                             (since March 2007); Executive Vice President of all of the
                             Pioneer Funds (since March 2007); Director of Pioneer
                             Global Asset Management S.p.A. (since March 2007);
                             Head of New Markets Division, Pioneer Global Asset
                             Management S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008      None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of
                             Pioneer from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant         None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS As-
                             set Management Services from 2002 to 2003
------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------

Pioneer AMT-Free CA Municipal Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              Position Held          Length of Service
Name and Age                  With the Fund          and Term of Office
Gary Sullivan (49)            Assistant Treasurer    Since 2003. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Assistant Treasurer    Since 2003. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Of-   Since January 2007.
                              ficer                  Serves at the discre-
                                                     tion of the Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                 by this Officer
Gary Sullivan (49)            Fund Accounting Manager - Fund Accounting, Administra-      None
                              tion and Controllership Services of Pioneer; and Assistant
                              Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Fund Administration Manager - Fund Accounting,              None
                              Administration and Controllership Services since
                              June 2003 and Assistant Treasurer of all of the Pioneer
                              Funds since September 2003; Assistant Vice President -
                              Mutual Fund Operations of State Street Corporation from
                              June 2002 to June 2003 (formerly Deutsche Bank As-
                              set Management)
------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Officer of Pioneer since December 2006     None
                              and of all the Pioneer Funds since January 2007; Vice
                              President and Compliance Officer, MFS Investment
                              Management (August 2005 to December 2006); Consult-
                              ant, Fidelity Investments (February 2005 to July 2005);
                              Independent Consultant (July 1997 to February 2005)
------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

     We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address            ask.pioneer@pioneerinvestments.com
     (for general questions about Pioneer only)

     Visit our web site:                            www.pioneerinvestments.com

     Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

     The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                    AMT-FREE
                                    MUNICIPAL
                                      FUND
                                      PBMFX
                                  Ticker Symbol

                                     Annual
                                     Report

                                    12/31/07

                                 [LOGO] PIONEER
                                        Investments (R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            9
Prices and Distributions                                    10
Performance Update                                          11
Comparing Ongoing Fund Expenses                             15
Schedule of Investments                                     17
Financial Statements                                        24
Notes to Financial Statements                               32
Report of Independent Registered Public Accounting Firm     39
Approval of Investment Advisory Agreement                   40
Trustees, Officers and Service Providers                    44

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Even against this "wall of worry" backdrop, the performance of major asset classes in 2007 was generally positive. Despite several interim setbacks and poor performance near year-end, the Standard & Poor's 500 Index increased 5% in 2007, the Dow Jones Industrial Average increased 9%, and the NASDAQ Composite Index increased 10%. International developed and emerging markets equities performed even better, reflecting both a weakening U.S. dollar, which boosts returns for U.S. dollar-based investors, and solid local currency returns. The MSCI EAFE Developed Market Index rose 12%, and the MSCI Emerging Markets Index rose 40% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, rose 7%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

In the following interview, portfolio manager Stephen C. Bauer outlines the investment environment for tax-free bonds during the Fund's fiscal year ended December 31, 2007, Fund performance, his investment philosophy and strategy and his outlook.

Q: How did the Fund perform during the most recent 12-month period ended December 31, 2007?

A: For the fiscal year ended December 31, 2007, Pioneer AMT-Free Municipal Fund's Class A shares produced a 1.40% return at net asset value. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 3.36% for the same period and the average return of the 237 funds in the Lipper General Municipal Debt Funds category was 1.15%. Lipper is an independent monitor of mutual fund performance.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: How would you describe the investing environment for tax-exempt bonds during 2007?

A: Supported mainly by steady consumer spending, the U.S. economy exhibited modest growth for much of 2007. During the year the housing and mortgage markets went from being a slight drag on growth to a major headache for financial institutions and economic policymakers. The initial trigger for the volatility evident in financial markets over the second half of the year was the collapse of investor confidence in securities backed by U.S. subprime mortgage debt. The rate of serious delinquencies rose notably in the subprime sector as mortgages with adjustable rates were reset to higher levels and falling home prices made refinancing more difficult for mortgage holders. As mortgage losses mounted, investors began to question the risks of investing in structured credit markets across the maturity spectrum. Over the remainder of 2007 (and into early 2008), a number of large investment

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     banks in the United States and Europe recorded billions of dollars of losses due to their own exposure to subprime mortgages.

     In response, several central banks, including the U.S. Federal Reserve, began to cut short-term rates and employ innovative techniques to inject liquidity into the global financial system. By the end of the year, this combination of measures seemed to restore adequate liquidity to the markets, but investors remained cautious about some categories of financial instruments, and many were concerned the U.S. economy would fall into a recession.

     Within the tax-exempt market, two issues represented a major drag on performance in the second half of 2007. First, at the beginning of August - when problems in the subprime area seemed to worsen - purchasing activity for municipal bonds largely disappeared. Municipal investors feared that hedge fund managers, who now make up a significant part of the tax-exempt market, were abandoning municipal bonds because of portfolio losses sustained separately in the structured mortgage securities market. As hedge funds are not required to submit financial reports in the same way as corporations or mutual funds, the municipal market could only speculate as to whether hedge funds would continue to be a presence there. No firm conclusion could be made, but over the three-week period in August no significant selling activity emerged. By late August a more customary supply/ demand situation within the municipal market had resumed.

     The second major issue for the tax-exempt market concerned the "monoline" insurers, which insure billions of dollars in municipal securities up to a AAA rating. Many of the monoline insurers fell into financial difficulty because they also insure structured mortgage products. Their possible exposure to significant mortgage securities losses endangered the insurers' AAA ratings from major credit agencies (and, in turn, endangered the AAA ratings of many insured tax-exempt issues). By year end, several monoline insurers had been placed on a "credit watch," but were attempting to raise additional capital to sustain their AAA ratings.

     Municipal bonds have historically been a less volatile financial instrument than Treasuries and have, therefore, outperformed Treasuries more often than not during market downturns. However,

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

     municipals significantly underperformed Treasuries during the past year. This occurred because, in the midst of unfavorable news coming from the subprime mortgage area beginning in the second quarter, a "flight to quality" from more risky taxable instruments, such as high-yield bonds, and into Treasuries boosted their comparative performance. At the end of 2007, AAA-rated municipals were yielding approximately 98% of Treasuries with similar maturities, a very high percentage by historical standards.

Q:   Would you discuss your strategy for the Fund during the period?

A: As always, our principal portfolio strategy was to purchase and hold discounted long-term bonds, as these investments offer the highest yields in the municipal marketplace. We also believe that they offer the most attractive value over time.

     Due in part to the general flight to quality in the fixed-income markets last year, "credit spreads" (i.e., differences in yield between higher and lower quality bonds) widened, making the yields of BBB and single A municipal bonds more attractive. The Fund therefore purchased several attractively valued medium-quality bonds.

     The Fund also invested in a relatively new type of security for the municipal market: 'gas prepay' bonds. These bonds were engineered by Wall Street firms through arrangements with municipalities that sell natural gas directly to their residents, rather than through a utility. To lock in a stable and typically lower-than-market price (rather than municipalities being forced to constantly change natural gas rates to consumers based on fluctuating commodity prices), through this arrangement, natural gas is purchased via a long-term contract in the futures market. Proceeds from the initial bond offering pay for the futures transaction, and principal and interest are later paid to bondholders through the municipalities' natural gas sales to consumers. The underwriter of the issue is its financial guarantor. Two gas prepay bonds the Fund purchased in 2007 were Main Street Gas in Georgia and Long Beach Gas in California. Due to its problems from mortgage-related losses, Merrill Lynch's credit rating was downgraded slightly last fall. Because Merrill Lynch is one of the Wall Street underwriters of gas prepay bonds, all such bonds then came under price pressure, because the bond guarantor's credit

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     rating affects the credit rating of the bonds themselves. Nevertheless, we continue to have confidence in the creditworthiness of the gas prepay bonds the Fund has acquired, and may consider purchasing other similar issues because of their attractive value.

     As of December 31, 2007, 47% of the Fund's portfolio was rated AAA or the equivalent (the highest rating). In addition, the Fund is broadly diversified among 29 states.

Q: What were the largest contributors to and detractors from Fund performance in 2007?

A: The biggest contribution to Fund performance in 2007 came from bonds that were pre-refunded (i.e., retired by the issuer before the call date and secured by U.S. Treasury bonds in an escrow account in an amount sufficient to pay off the entire amount of the issue at maturity) during the year. Examples of the pre-refunded bonds that helped the Fund's performance in 2007 include the Minnesota Health Care Revenue bonds, Grand Forks, North Dakota Health Care Systems bonds, and West Virginia State Hospital Finance Authority bonds. Pre-refunding a municipal bond increases the price of the bond by significantly shortening its maturity and by raising its credit rating because the pre-refunded bond will generally assume the rating of the U.S. Treasury bonds in the escrow account.

     The largest detractors from Fund performance in 2007 were bonds issued by the Indiana Health & Educational Facilities Authority, bonds issued by the San Joaquin Hills Transportation Corridor Agency, and Brevard County Florida Health bonds. Within the Fund's portfolio, these three issues were hit the hardest during the credit crunch that emerged last summer, as the spread between AAA-rated and lower-rated bonds widened dramatically (i.e., yields of these bonds rose and their prices fell significantly more than was the case for AAA-rated bonds). The ratings of these bonds as of December 31, 2007, were A+, BB- and A, respectively.

Q:   What is your outlook?

A: By year end, uncertainty over the prospects for the U.S. economy was growing. While the Fed is taking a number of measures to try to prevent a steep economic recession, we are satisfied that it is

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

     also keeping a close eye on core inflation indicators. Any further economic weakness should restrain inflationary pressures and therefore help the performance of long-term municipal bonds. Tax-exempt bonds are attractively valued compared to Treasuries and could outperform them in the coming months. Despite continued uncertainty in the broader financial markets stemming from subprime mortgage losses and the economic outlook, from our perspective the municipal market appears very sound.

     We believe that Pioneer AMT-Free Municipal Fund continues to be a suitable vehicle for long-term investors seeking high income free from federal taxes.

When interest rates rise, the prices of fixed-income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07
--------------------------------------------------------------------------------

 Portfolio Quality
--------------------------------------------------------------------------------

(As a percentage of total investment portfolio)


AAA                             46.8%
AA                              16.8%
A                               12.2%
BBB                             16.1%
BB & Lower                      5.9%
Commercial Paper                2.2%

Sector Distribution
--------------------------------------------------------------------------------
 (As a percentage of total investment portfolio)


Insured                         37.1%
Escrowed                        15.3%
Health                          14.0%
Various Revenues                12.6%
Power                            6.9%
Transportation                   4.6%
Education                        3.1%
Reserves                         2.2%
General Obligation               1.8%
Housing                          1.5%
Water & Sewer                    0.9%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)

    1.   San Joaquin Hills Transportation Corridor Agency, 5.0%, 1/1/33    4.56%
    2.   Massachusetts State Housing Finance Agency, 5.4%, 12/1/28         4.24
    3.   Indianapolis State Development Finance Authority,
         5.6%, 12/1/32                                                     3.91
    4.   Piedmont Municipal Power Agency, 5.25%, 1/1/21                    3.10
    5.   California State, 4.25%, 8/1/33                                   3.05
    6.   North Carolina Eastern Municipal Power, 6.0%, 1/1/22              2.81
    7.   West Virginia State Hospital Finance Authority, 6.75%, 9/1/30     2.73
    8.   Illinois Educational Facilities Authority, 6.25%, 5/1/30          2.32
    9.   Blackrock Liquidity Funds MuniFund Portfolio                      2.24
   10.   San Jose California Redevelopment Agency Tax, 4.9%, 8/1/33        2.24

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   12/31/07   12/31/06
------- ---------- ---------
    A     $13.50    $14.11
    B     $13.41    $14.03
    C     $13.42    $14.02
    Y     $13.48    $14.09

Distributions Per Share
--------------------------------------------------------------------------------

                     1/1/07 - 12/31/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A    $0.6070         $        -       $0.1953
   B    $0.4877         $        -       $0.1953
   C    $0.4962         $        -       $0.1953
   Y    $0.6448         $        -       $0.1953

--------------------------------------------------------------------------------
     INDEX DEFINITION
--------------------------------------------------------------------------------

     The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

     The index defined here pertains to the "Value of $10,000 Investment" charts shown on pages 11-14.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                              CLASS A SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.


12/97              9,550            10,000
                   9,991            10,648
12/99              9,343            10,429
                  10,627            11,648
12/01             11,149            12,245
                  12,261            13,421
12/03             12,955            14,134
                  13,662            14,768
12/05             14,317            15,286
                  15,063            16,026
12/07             15,273            16,564

                   Average Annual Total Returns
                    (As of December 31, 2007)
                                      Net Asset    Public Offering
Period                               Value (NAV)     Price (POP)
 10 Years                           4.92%          4.33%
 5 Years                            4.49           3.53
 1 Year                             1.40          -3.14
--------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)

                                    Gross            Net

                                    0.96%          0.82%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. If all the expenses of the Fund were reflected, the performance would be lower. The performance of Class A shares of the Fund includes the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses).

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/08 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.


12/97        10,000       10,000
             10,522       10,648
12/99         9,769       10,429
             11,026       11,648
12/01        11,482       12,245
             12,522       13,421
12/03        13,140       14,134
             13,742       14,768
12/05        14,293       15,286
             14,916       16,026
12/07        14,984       16,564

                Average Annual Total Returns
                 (As of December 31, 2007)
                                     If              If
Period                              Held         Redeemed
 10 Years                           4.13%          4.13%
 5 Years                            3.66           3.66
 1 Year                             0.46          -3.36
----------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)

                                    Gross           Net
                                    1.69%          1.69%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. If all the expenses of the Fund were reflected, the performance would be lower. The performance of Class B shares of the Fund includes the performance of the predecessor fund's Class B shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses).

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.


10/03       10,000      10,000
12/03       10,210      10,188
12/04       10,663      10,644
12/05       11,065      11,018
12/06       11,566      11,552
12/07       11,643      11,940

              Average Annual Total Returns
                (As of December 31, 2007)
                                      If             If
Period                               Held        Redeemed
 Life-of-Class
 (10/1/03)                          3.49%          3.49%
 1 Year                             0.67           0.67
--------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)

                                    Gross           Net
                                    1.65%         1.65%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. If all the expenses of the Pioneer fund were reflected, the performance would be lower. The performance of Class C shares of the Fund includes the performance of the predecessor fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses).

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                              CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.


12/97     10,000     10,000
          10,575     10,648
12/99      9,889     10,429
          11,249     11,648
12/01     11,802     12,245
          12,979     13,421
12/03     13,713     14,134
          14,461     14,768
12/05     15,155     15,286
          15,949     16,026
12/07     16,216     16,564

              Average Annual Total Returns
                (As of December 31, 2007)
                                     If              If
Period                              Held          Redeemed
 10 Years                           4.95%          4.95%
 5 Years                            4.55           4.55
 1 Year                             1.67           1.67
--------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)

                                    Gross           Net
                                    0.60%          0.60%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares on November 10, 2006, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to its inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco funds on December 10, 2004. The performance of Class Y shares of the Fund includes the net asset value performance of the predecessor fund's Class A shares prior to the reorganization, which has not been restated to reflect differences in expenses, including 12b-1 fees applicable to Class A shares. If all the expenses of the Pioneer Fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free Municipal Fund

Based on actual returns from July 1, 2007 through December 31, 2007.

Share Class                      A              B              C              Y
-----------------------------------------------------------------------------------
 Beginning Account Value     $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/07
 Ending Account Value        $1,017.87      $1,012.91      $1,014.82      $1,019.15
 On 12/31/07
 Expenses Paid               $    4.17      $    8.73      $    8.02      $    2.75
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.82%, 1.72%, 1.58% and 0.54%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free Municipal Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from July 1, 2007 through December 31, 2007.

Share Class                      A              B              C              Y
-----------------------------------------------------------------------------------
 Beginning Account Value     $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/07
 Ending Account Value        $1,021.07      $1,016.53      $1,017.24      $1,022.48
 On 12/31/07
 Expenses Paid               $    4.18      $    8.24      $    8.03      $    2.75
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.82%, 1.72%, 1.58%, and 0.54%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07
--------------------------------------------------------------------------------

                S&P/Moody's
    Principal   Ratings
       Amount   (unaudited)                                                                    Value
                              MUNICIPAL BONDS - 96.3%
                              No State - 1.0%
$5,000,000      A+/A1         Main Street Natural Gas, Inc., 5.5%, 9/15/28           $  4,926,650
                                                                                     ------------
                                                                                     $  4,926,650
                                                                                     ------------
                              Alabama - 1.5%
 5,000,000      AAA/Aaa       Alabama Drinking Water Finance Authority,
                                4.0%, 8/15/28                                        $  4,584,150
 3,000,000      AAA/Aaa       Birmingham Alabama Waterworks & Sewer,
                                4.375%, 1/1/32                                          2,873,910
                                                                                     ------------
                                                                                     $  7,458,060
                                                                                     ------------
                              Arizona - 2.4%
 6,300,000      AAA/Aaa       Arizona Board Regents Certificates Partnership,
                                4.0%, 6/1/31                                         $  5,719,266
 7,155,000      AAA/Aaa       Maricopa County Arizona High School District,
                                3.5%, 7/1/25                                            6,290,819
                                                                                     ------------
                                                                                     $ 12,010,085
                                                                                     ------------
                              California - 20.0%
 8,000,000      AAA/Aaa       California Infrastructure & Economic Development,
                                5.0%, 7/1/36                                         $  8,814,400
 2,000,000      BBB-/Baa2     California Municipal Finance Authority Certificates
                                Partnership, 5.25%, 2/1/46                              1,749,460
 9,325,000      AA-/Aa2       California State Department of Veteran Affairs,
                                4.75%, 12/1/25                                          9,324,627
16,000,000      AAA/Aaa       California State, 4.25%, 8/1/33                          14,822,080
 7,000,000      A+/A1         California State, 5.0%, 2/1/32                            7,049,490
 6,000,000      A+/NR         California Statewide Communities Development
                                Authority, 5.0%, 3/1/41                                 5,746,920
10,000,000      A+/A1         Long Beach California Finance Authority,
                                5.5%, 11/15/37                                          9,970,200
 3,000,000      AAA/NR        Los Angeles County Sanitation Districts Financing
                                Authority Revenue, 4.5%, 10/1/35                        2,849,340
 1,680,000      AAA/Aaa       Madera California Public, 4.375%, 3/1/31                  1,619,419
 3,550,000      NR/A2         Northern California Power Agency, 5.0%, 7/1/09            3,603,108
25,000,000      BB-/Ba2       San Joaquin Hills Transportation Corridor Agency,
                                5.0%, 1/1/33                                           22,167,000
10,865,000      AAA/Aaa       San Jose California Redevelopment Agency Tax,
                                4.9%, 8/1/33                                           10,875,104
                                                                                     ------------
                                                                                     $ 98,591,148
                                                                                     ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                S&P/Moody's
    Principal   Ratings
       Amount   (unaudited)                                                                Value
                              Colorado - 3.0%
$6,555,000      A-/A3         Colorado Springs Colorado Hospital Revenue,
                                6.375%, 12/15/30                                     $  6,828,737
 8,220,000      AAA/Aaa       Colorado Water & Power Development Authority,
                                4.375%, 8/1/35                                          7,885,199
                                                                                     ------------
                                                                                     $ 14,713,936
                                                                                     ------------
                              District of Columbia - 1.5%
 8,000,000      NR/Aaa        District of Columbia, 4.25%, 6/1/37                    $  7,205,440
                                                                                     ------------
                                                                                     $  7,205,440
                                                                                     ------------
                              Florida - 5.3%
 1,000,000      A/A2          Brevard County Florida Health, 5.0%, 4/1/34            $    953,570
 1,000,000      AAA/Aaa       Broward County Florida Education, 5.0%, 4/1/36            1,025,610
 8,000,000      AA/Aa2        Escambia County Florida Health Facilities,
                                5.25%, 11/15/32                                         8,100,240
 1,000,000      AAA/Aaa       Flagler County Florida Capital Improvement
                                Revenue, 5.0%, 10/1/35                                  1,027,400
 1,000,000      AA+/NR        Florida State Department Children and Families
                                Certificates, 5.0%, 10/1/25                             1,027,730
 1,000,000      NR/A3         Hillsborough County Florida, 5.25%, 10/1/24               1,005,830
 1,000,000      AAA/Aaa       Lee County Transportation Facilities Revenue,
                                5.0%, 10/1/35                                           1,003,110
 1,060,000      AAA/Aaa       Miami-Dade County Florida Facilities,
                                5.75%, 4/1/13                                           1,130,193
   795,000      AAA/NR        Orange County Health Facilities, 5.0%, 1/1/16               868,474
   230,000      AAA/NR        Orange County Health Facilities, 5.0%, 1/1/16               249,472
 1,000,000      AAA/Aaa       Polk County Florida Public Facilities Revenue,
                                5.0%, 12/1/33                                           1,027,590
 7,500,000      NR/Baa2       Tallahassee Florida Health, 6.375%, 12/1/30               7,629,825
 1,000,000      AAA/Aaa       Village Center Community Development Florida,
                                5.0%, 11/1/32                                           1,023,930
                                                                                     ------------
                                                                                     $ 26,072,974
                                                                                     ------------
                              Illinois - 7.6%
 9,000,000      AAA/Aaa       Chicago Illinois, 5.5%, 1/1/35                         $  9,373,680
10,000,000      NR/Aaa        Illinois Educational Facilities Authority,
                                6.25%, 5/1/30                                          11,281,300
10,000,000      AAA/Aaa       Metropolitan Pier & Exposition, 5.25%, 6/15/42           10,344,800
 5,000,000      AAA/Aaa       Metropolitan Pier & Exposition, 7.0%, 7/1/26              6,490,100
                                                                                     ------------
                                                                                     $ 37,489,880
                                                                                     ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/Moody's
    Principal   Ratings
       Amount   (unaudited)                                                                   Value
                              Indiana - 5.3%
$5,000,000      A+/A2         Indiana Health & Educational Facilities Authority,
                                4.75%, 2/15/34                                       $  4,521,600
19,000,000      BBB+/Baa1     Indianapolis State Development Finance Authority,
                                5.6%, 12/1/32                                          19,017,670
 2,500,000      AAA/Aaa       St. Joseph County Indiana Authority,
                                4.5%, 8/15/18                                           2,508,925
                                                                                     ------------
                                                                                     $ 26,048,195
                                                                                     ------------
                              Kentucky - 0.1%
   435,000      NR/NR         Kentucky Economic Development Finance,
                                6.625%, 10/1/28                                      $    459,808
                                                                                     ------------
                                                                                     $    459,808
                                                                                     ------------
                              Louisiana - 0.9%
 5,000,000      AAA/Aaa       Louisiana State Gas & Fuels Tax, 4.5%, 5/1/41          $  4,657,300
                                                                                     ------------
                                                                                     $  4,657,300
                                                                                     ------------
                              Massachusetts - 5.0%
20,000,000      AAA/Aaa       Massachusetts State Housing Finance Agency,
                                5.4%, 12/1/28                                        $ 20,608,600
 5,000,000      AA/Aa2        Massachusetts State Water Authority,
                                4.0%, 8/1/46                                            4,331,500
                                                                                     ------------
                                                                                     $ 24,940,100
                                                                                     ------------
                              Maryland - 1.2%
 3,400,000      AAA/Aaa       Baltimore Maryland Project Revenue,
                                5.0%, 7/1/24                                         $  3,707,598
 1,865,000      AAA/Aaa       Baltimore Maryland Project Revenue,
                                5.0%, 7/1/24                                            2,018,135
                                                                                     ------------
                                                                                     $  5,725,733
                                                                                     ------------
                              Michigan - 1.0%
 5,000,000      AA/Aa2        Michigan State Hospital Finance Authority,
                                5.5%, 11/15                                          $  5,118,800
                                                                                     ------------
                                                                                     $  5,118,800
                                                                                     ------------
                              Minnesota - 1.1%
 5,000,000      A/A2          Minnesota Health Care Revenue,
                                5.75%, 11/15/32                                      $  5,546,950
                                                                                     ------------
                                                                                     $  5,546,950
                                                                                     ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                S&P/Moody's
    Principal   Ratings
       Amount   (unaudited)                                                                Value
                              Mississippi - 1.1%
$5,500,000      AAA/Aaa       Harrison County Mississippi Wastewater,
                                4.75%, 2/1/27                                        $  5,562,315
                                                                                     ------------
                                                                                     $  5,562,315
                                                                                     ------------
                              Montana - 0.6%
 2,785,000      AAA/Aaa       Forsyth Montana Pollution Control Revenue,
                                5.0%, 3/1/31                                         $  2,856,073
                                                                                     ------------
                                                                                     $  2,856,073
                                                                                     ------------
                              North Carolina - 2.8%
12,000,000      BBB/Baa1      North Carolina Eastern Municipal Power,
                                6.0%, 1/1/22                                         $ 13,653,360
                                                                                     ------------
                                                                                     $ 13,653,360
                                                                                     ------------
                              North Dakota - 0.7%
 3,000,000      NR/Baa2       Grand Forks North Dakota Health Care Systems,
                                7.125%, 8/15/24                                      $  3,313,380
                                                                                     ------------
                                                                                     $  3,313,380
                                                                                     ------------
                              New York - 6.5%
 3,820,000      AAA/Aaa       Metropolitan Transportation Authority New York,
                                4.75%, 4/1/28                                        $  4,152,302
10,000,000      AAA/Aaa       New York City Municipal Finance Water & Sewer
                                Systems Revenue, 4.25%, 6/15/39                         9,293,900
 5,500,000      AA-/A1        New York State Dormitory Authority Revenue,
                                5.25%, 5/15/15                                          5,969,370
 1,425,000      AA-/A1        New York State Dormitory Authority Revenue,
                                7.5%, 5/15/11                                           1,534,853
 1,710,000      AA-/A1        New York State Dormitory Authority Revenue,
                                7.5%, 5/15/11                                           1,873,681
 5,250,000      AA-/A1        New York State Dormitory Authority Revenue,
                                7.5%, 5/15/13                                           6,249,653
 1,000,000      A/A2          New York State Urban Development Corp.,
                                5.125%, 7/1/21                                          1,046,930
 1,500,000      AA-/A1        Port Authority of NY & NJ, Ninety Third Series,
                                6.125%, 6/1/94                                          1,755,810
                                                                                     ------------
                                                                                     $ 31,876,499
                                                                                     ------------
                              Oklahoma - 1.3%
 5,590,000      AAA/Aaa       McGee Creek Authority Water Revenue,
                                6.0%, 1/1/23                                         $  6,515,872
                                                                                     ------------
                                                                                     $  6,515,872
                                                                                     ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
     Principal   Ratings
        Amount   (unaudited)                                                                    Value
                               Pennsylvania - 4.8%
$10,000,000      AAA/Aaa       Lehigh County PA Industrial Development Authority
                                 Pollution Control, 4.75%, 2/15/27                   $ 10,011,500
  5,000,000      AA-/Aa3       Pennsylvania State Higher Education,
                                 6.0%, 1/15/31                                          5,345,500
  6,000,000      AA/Aa2        Philadelphia Pennsylvania Hospital, 4.5%, 7/1/37         5,609,040
  3,000,000      AAA/Aaa       Southeastern Pennsylvania Transportation
                                 Authority, 4.75%, 3/1/29                               2,983,950
                                                                                     ------------
                                                                                     $ 23,949,990
                                                                                     ------------
                               Puerto Rico - 1.0%
  5,000,000      A+/A1         Puerto Rico Sales Tax Financing, 5.25%, 8/1/57        $  5,120,800
                                                                                     ------------
                                                                                     $  5,120,800
                                                                                     ------------
                               South Carolina - 5.9%
  1,000,000      A/A2          Dorchester, South Carolina County School District,
                                 5.25%, 12/1/29                                      $  1,012,670
 15,000,000      BBB/Baa1      Piedmont Municipal Power Agency, 5.25%, 1/1/21          15,094,950
  5,000,000      AAA/Aaa       Scago Educational Facilities Corp., School Project,
                                 4.375%, 12/1/31                                        4,766,500
  7,500,000      NR/NR         South Carolina Jobs Economic Development
                                 Authority, 7.375%, 12/15/21                            8,508,225
                                                                                     ------------
                                                                                     $ 29,382,345
                                                                                     ------------
                               Tennessee - 1.9%
 10,000,000      NR/NR         Sumner County Tennessee Health Educational,
                                 5.5%, 11/1/46                                       $  9,357,500
                                                                                     ------------
                                                                                     $  9,357,500
                                                                                     ------------
                               Texas - 3.2%
  4,475,000      AAA/Aaa       Crowley Texas Independent School District,
                                 3.5%, 8/1/36                                        $  3,587,115
  7,500,000      AAA/Aaa       Houston, TX Independent School District,
                                 4.25%, 2/15/26                                         7,269,000
  5,000,000      AA/Aa1        San Antonio Texas Electricity & Gas, Series A,
                                 4.5%, 2/1/21                                           5,012,400
                                                                                     ------------
                                                                                     $ 15,868,515
                                                                                     ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                  S&P/Moody's
      Principal   Ratings
         Amount   (unaudited)                                                                Value
                                Virginia - 1.6%
$2,500,000        AAA/Aaa       Loudoun County VA Sanitation Authority,
                                  4.75%, 1/1/30                                      $  2,517,350
 3,085,000        AA+/Aa1       Virginia State Public School Revenue,
                                  4.75%, 8/1/26                                         3,156,665
 2,235,000        AA+/Aa1       Virginia State Public School Revenue,
                                  4.75%, 8/1/27                                         2,281,779
                                                                                     ------------
                                                                                     $  7,955,794
                                                                                     ------------
                                Washington - 4.6%
 5,755,000        AAA/Aaa       Centralia Washington Electric Revenue,
                                  4.25%, 12/1/26                                     $  5,488,141
 3,002,000        AAA/NR        Seattle Washington Housing Authority,
                                  6.6%, 8/20/38                                         3,099,205
 6,290,000        NR/NR         Vancouver Washington Housing Authority,
                                  5.65%, 3/1/31                                         6,168,477
 7,750,000        AAA/Aaa       Washington State, 4.5%, 7/1/23                          7,756,433
                                                                                     ============
                                                                                     $ 22,512,256
                                                                                     ============
                                West Virginia - 3.3%
12,055,000        NR/A2         West Virginia State Hospital Finance Authority,
                                  6.75%, 9/1/30                                      $ 13,266,889
 2,945,000        NR/A2         West Virginia State Hospital Finance Authority,
                                  6.75%, 9/1/30                                         3,237,880
                                                                                     ------------
                                                                                     $ 16,504,769
                                                                                     ------------
                                TOTAL MUNICIPAL BONDS
                                (Cost $450,323,176)                                  $475,394,527
                                                                                     ------------
     Shares                     TAX-EXEMPT MONEY MARKET MUTUAL FUND - 2.2%
10,896,616                      Blackrock Liquidity Funds MuniFund Portfolio         $ 10,896,616
                                                                                     ------------
                                TOTAL TAX EXEMPT MONEY MARKET
                                MUTUAL FUND
                                (Cost $10,896,616)                                   $ 10,896,616
                                                                                     ------------
                                TOTAL INVESTMENT IN SECURITIES - 98.5%
                                (Cost $461,219,792) (a)                              $486,291,143
                                                                                     ------------
                                OTHER ASSETS AND LIABILITIES - 1.5%                  $  7,616,374
                                                                                     ------------
                                TOTAL NET ASSETS - 100.0%                            $493,907,517
                                                                                     ============

22  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NR   Not rated.

(a) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $457,339,482 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                         $33,349,200
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                          (4,397,539)
                                                                               -----------
      Net unrealized gain                                                      $28,951,661
                                                                               ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2007 aggregated $90,904,990 and $101,422,024, respectively.

The accompanying notes are an integral part of these financial statements.   23

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $461,219,792)            $486,291,143
  Cash                                                         379,271
  Receivables -
    Fund shares sold                                         1,539,346
    Interest                                                 7,182,101
    Due from Pioneer Investment Management, Inc.                34,898
  Other                                                         44,210
                                                          ------------
     Total assets                                         $495,470,969
                                                          ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                               $    733,310
    Dividends                                                  726,907
  Due to affiliates                                             52,948
  Accrued expenses                                              50,287
                                                          ------------
     Total liabilities                                    $  1,563,452
                                                          ============
NET ASSETS:
  Paid-in capital                                         $466,319,850
  Undistributed net investment income                        3,939,514
  Accumulated net realized loss on investments              (1,423,198)
  Net unrealized gain on investments                        25,071,351
                                                          ------------
     Total net assets                                     $493,907,517
                                                          ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $451,219,100/33,416,999 shares)       $      13.50
                                                          ============
  Class B (based on $6,736,712/502,343 shares)            $      13.41
                                                          ============
  Class C (based on $12,620,386/940,698 shares)           $      13.42
                                                          ============
  Class Y (based on $23,331,319/1,730,249 shares)         $      13.48
                                                          ============
MAXIMUM OFFERING PRICE:
  Class A ($13.50 [divided by] 95.5%)                     $      14.14
                                                          ============

24  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/07

INVESTMENT INCOME:
  Interest                                                               $ 26,494,424
                                                                         ------------
EXPENSES:
  Management fees                                        $2,387,606
  Transfer agent fees and expenses
    Class A                                                 281,322
    Class B                                                  16,586
    Class C                                                   4,325
    Class Y                                                     357
  Distribution fees
    Class A                                               1,151,854
    Class B                                                  66,464
    Class C                                                  98,500
  Administrative fees                                       113,128
  Custodian fees                                             16,653
  Registration fees                                          55,820
  Professional fees                                          70,642
  Printing expense                                           28,966
  Interest expense                                            1,497
  Fees and expenses of nonaffiliated trustees                11,122
  Miscellaneous                                              10,806
                                                         ----------
     Total expenses                                                      $  4,315,648
     Less management fees waived and expenses
       reimbursed by Pioneer Investment
       Management, Inc.                                                      (119,033)
     Less fees paid indirectly                                                (10,222)
                                                                         ------------
     Net expenses                                                        $  4,186,393
                                                                         ------------
       Net investment income                                             $ 22,308,031
                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                       $  5,628,317
                                                                         ------------
  Change in net unrealized gain on investments                           $(21,106,304)
                                                                         ------------
  Net loss on investments                                                $(15,477,987)
                                                                         ------------
  Net increase in net assets resulting from operations                   $  6,830,044
                                                                         ============

The accompanying notes are an integral part of these financial statements.   25

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/07 and 12/31/06, respectively

                                                           Year Ended       Year Ended
                                                            12/31/07         12/31/06
FROM OPERATIONS:
Net investment income                                    $  22,308,031    $  22,734,271
Net realized gain on investments                             5,628,317        2,726,785
Change in net unrealized gain on investments               (21,106,304)         (28,272)
                                                         -------------    -------------
    Net increase in net assets resulting
     from operations                                     $   6,830,044    $  25,432,784
                                                         -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.61 and $0.61 per share, respectively)    $ (20,186,172)   $  (2,201,057)
    Class B ($0.49 and $0.52 per share, respectively)         (235,944)        (145,477)
    Class C ($0.50 and $0.52 per share, respectively)         (357,021)        (110,633)
    Investor Class ($0.00 and $0.61 per share,
     respectively)                                                   -      (19,583,608)
    Class Y ($0.64 and $0.11 per share, respectively)       (1,187,622)        (210,826)
Net realized gain:
    Class A ($0.20 and $0.12 per share, respectively)       (6,435,709)        (284,531)
    Class B ($0.20and $0.12 per share, respectively)           (93,464)         (40,966)
    Class C ($0.20 and $0.12 per share, respectively)         (181,030)         (39,163)
    Investor Class ($0.00 and $0.12 per share,
     respectively)                                                   -       (3,847,599)
    Class Y ($0.20 and $0.00 per share, respectively)         (321,998)               -
                                                         -------------    -------------
     Total distributions to shareowners                  $ (28,998,960)   $ (26,463,860)
                                                         -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  54,924,560    $  38,870,551
Shares issued in reorganization                                      -       30,236,184
Reinvestment of distributions                               18,570,687       17,919,661
Cost of shares repurchased                                 (69,314,733)     (57,016,681)
                                                         -------------    -------------
    Net increase in net assets resulting from
     Fund share transactions                             $   4,180,514    $  30,009,715
                                                         -------------    -------------
    Net increase (decrease) in net assets                $ (17,988,402)   $  28,978,639
NET ASSETS:
Beginning of year                                          511,895,919      482,917,280
                                                         -------------    -------------
End of year                                              $ 493,907,517    $ 511,895,919
                                                         =============    =============
Undistributed net investment income                      $   3,939,514    $   3,602,999
                                                         =============    =============

26   The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     '07 Shares      '07 Amount       '06 Shares       '06 Amount
CLASS A
Shares sold                           2,864,230    $  39,598,214       2,025,657     $   28,539,895
Shares issued in reorganization               -                -          98,279          1,392,613
Shares converted from
  Investor Class                              -                -      30,999,492        439,882,794
Reinvestment of distributions         1,318,760       18,141,243         145,398          2,054,522
Less shares repurchased              (4,147,935)     (57,309,060)     (1,021,695)       (14,394,637)
                                     ----------    -------------      ----------     --------------
    Net increase                         35,055    $     430,397      32,247,131     $  457,475,187
                                     ==========    =============      ==========     ==============
CLASS B
Shares sold                             185,507    $   2,547,320         191,872     $    2,692,447
Shares issued in reorganization               -                -         112,188          1,580,730
Reinvestment of distributions            10,578          144,393           4,377             61,536
Less shares repurchased                (137,806)      (1,877,625)        (32,708)          (459,551)
                                     ----------    -------------      ----------     --------------
    Net increase                         58,279    $     814,088         275,729     $    3,875,162
                                     ==========    =============      ==========     ==============
CLASS C
Shares sold                             703,468    $   9,677,444         370,308     $    5,198,722
Shares issued in reorganization               -                -             698              9,834
Reinvestment of distributions            19,974          271,653           4,462             62,550
Less shares repurchased                (203,062)      (2,768,340)        (39,415)          (553,207)
                                     ----------    -------------      ----------     --------------
    Net increase                        520,380    $   7,180,757         336,053     $    4,717,899
                                     ==========    =============      ==========     ==============
INVESTOR CLASS
Shares sold                                   -    $           -          34,478     $      480,714
Reinvestment of distributions                 -                -       1,122,348         15,740,657
Shares converted to Class A
  shares                                      -                -     (31,150,072)      (439,882,794)
Less shares repurchased                       -                -      (2,944,771)       (41,235,859)
                                     ----------    -------------     -----------     --------------
    Net decrease                              -    $           -     (32,938,017)    $ (464,897,282)
                                     ==========    =============     ===========     ==============
CLASS Y*
Shares sold                             226,691    $   3,101,582         138,894     $    1,958,773
Shares issued in reorganization               -                -       1,923,289         27,253,007
Reinvestment of distributions               985           13,398              29                396
Less shares repurchased                (533,236)      (7,359,708)        (26,403)          (373,427)
                                     ----------    -------------     -----------     --------------
    Net increase (decrease)            (305,560)   $  (4,244,728)      2,035,809     $   28,838,749
                                     ==========    =============     ===========     ==============

*    Class Y shares were first publicly offered on November 10, 2006

The accompanying notes are an integral part of these financial statements.   27

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                 Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
                                                                  12/31/07     12/31/06      12/31/05    12/31/04 (a)    12/31/03
CLASS A
Net asset value, beginning of period                              $  14.11     $  14.13      $ 14.38       $ 14.45       $ 14.46
                                                                  --------     --------      -------       -------       -------
Increase from investment operations:
 Net investment income                                            $   0.62     $   0.53      $  0.54       $  0.61(b)    $  0.66
 Net realized and unrealized gain (loss) on investments              (0.42)        0.18         0.14          0.14          0.13
                                                                  --------     --------      -------       -------       -------
  Net increase from investment operations                         $   0.20     $   0.71      $  0.68       $  0.75       $  0.79
Distributions to shareholders:
 Net investment income                                               (0.61)       (0.61)       (0.64)        (0.60)        (0.63)
 Net realized gain                                                   (0.20)       (0.12)       (0.29)        (0.22)        (0.17)
                                                                  --------     --------      -------       -------       -------
 Net decrease in net asset value                                  $  (0.61)    $  (0.02)     $ (0.25)      $ (0.07)      $ (0.01)
                                                                  --------     --------      -------       -------       -------
 Net asset value, end of period                                   $  13.50     $  14.11      $ 14.13       $ 14.38       $ 14.45
                                                                  ========     ========      =======       =======       =======
Total return*                                                         1.40%        5.20%        4.81%         5.40%         5.66%
Ratio of net expenses to average net assets+                          0.82%        0.86%        0.87%         0.91%         0.87%
Ratio of net investment income to average net assets+                 4.45%        4.48%        4.42%         4.25%         4.58%
Portfolio turnover rate                                                 18%           8%          12%            7%           20%
Net assets, end of period (in thousands)                          $451,219     $471,084      $16,033       $   227       $ 6,538
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         0.85%        0.96%        1.16%         0.91%         0.87%
 Net investment income                                                4.42%        4.38%        4.13%         4.25%         4.58%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         0.82%        0.86%        0.87%         0.91%         0.87%
 Net investment income                                                4.45%        4.48%        4.42%         4.25%         4.58%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios assuming no reduction for fees paid indirectly.

28  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                 Year Ended  Year Ended   Year Ended    Year Ended    Year Ended
                                                                  12/31/07    12/31/06     12/31/05    12/31/04 (a)    12/31/03
CLASS B
Net asset value, beginning of period                              $ 14.03     $ 14.07      $ 14.34       $ 14.42       $ 14.42
                                                                  -------     -------      -------       -------       -------
Increase from investment operations:
 Net investment income                                            $  0.48     $  0.46      $  0.45       $  0.49(b)    $  0.55
 Net realized and unrealized gain (loss) on investments             (0.41)       0.14         0.12          0.14          0.14
                                                                  -------     -------      -------       -------       -------
  Net increase from investment operations                         $  0.07     $  0.60      $  0.57       $  0.63       $  0.69
Distributions to shareholders:
 Net investment income                                              (0.49)      (0.52)       (0.55)        (0.49)        (0.52)
 Net realized gain                                                  (0.20)      (0.12)       (0.29)        (0.22)        (0.17)
                                                                  -------     -------      -------       -------       -------
 Net decrease in net asset value                                  $ (0.62)    $ (0.04)     $ (0.27)      $ (0.08)      $     -
                                                                  -------     -------      -------       -------       -------
 Net asset value, end of period                                   $ 13.41     $ 14.03      $ 14.07       $ 14.34       $ 14.42
                                                                  =======     =======      =======       =======       =======
Total return*                                                        0.46%       4.36%        4.02%         4.52%         4.93%
Ratio of net expenses to average net assets+                         1.72%       1.69%        1.41%         1.70%         1.66%
Ratio of net investment income to average net assets+                3.55%       3.62%        3.90%         3.49%         3.78%
Portfolio turnover rate                                                18%          8%          12%            7%           20%
Net assets, end of period (in thousands)                          $ 6,737     $ 6,228      $ 2,369       $    10       $ 3,141
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                        1.78%       1.69%        1.68%         1.70%         1.66%
 Net investment income                                               3.49%       3.62%        3.63%         3.49%         3.78%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.72%       1.69%        1.41%         1.70%         1.66%
 Net investment income                                               3.55%       3.62%        3.90%         3.49%         3.78%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.)
+    Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.  29

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                 Year Ended  Year Ended  Year Ended    Year Ended    10/01/03 (b)
                                                                  12/31/07    12/31/06    12/31/05    12/31/04 (a)   to 12/31/03
CLASS C
Net asset value, beginning of period                              $ 14.02     $ 14.04     $ 14.34       $ 14.42      $    14.45
                                                                  -------     -------     -------       -------      ----------
Increase from investment operations:
 Net investment income                                            $  0.45     $  0.44     $  0.44       $  0.47(c)   $     0.16
 Net realized and unrealized gain (loss) on investments             (0.35)       0.18        0.09          0.14            0.04
                                                                  -------     -------     -------       -------      ----------
  Net increase from investment operations                         $  0.10     $  0.62     $  0.53       $  0.61      $     0.20
Distributions to shareholders:
 Net investment income                                              (0.50)      (0.52)      (0.54)        (0.47)          (0.13)
 Net realized gain                                                  (0.20)      (0.12)      (0.29)        (0.22)          (0.10)
                                                                  -------     -------     -------       -------      ----------
 Net decrease in net asset value                                  $ (0.60)    $ (0.02)    $ (0.30)      $ (0.08)     $    (0.03)
                                                                  -------     -------     -------       -------      ----------
 Net asset value, end of period                                   $ 13.42     $ 14.02     $ 14.04       $ 14.34      $    14.42
                                                                  =======     =======     =======       =======      ==========
Total return*                                                        0.67%       4.52%       3.78%         4.38%           1.40%^
Ratio of net expenses to average net assets+                         1.58%       1.65%       1.38%         1.84%           1.87%**
Ratio of net investment income to average net assets+                3.66%       3.58%       3.87%         3.35%           4.36%**
Portfolio turnover rate                                                18%          8%         12%            7%             20%
Net assets, end of period (in thousands)                          $12,620     $ 5,891     $ 1,183       $    10      $      100
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.58%       1.65%       1.63%         1.84%          43.13%**
 Net investment income                                               3.66%       3.58%       3.62%         3.35%         (36.90)%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.58%       1.65%       1.38%         1.84%           1.87%**
 Net investment income                                               3.66%       3.58%       3.87%         3.35%           4.36%**

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b)  Initial issue date of Class C Shares.
(c) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.)
**   Annualized.
^    Not annualized.
+    Ratios assuming no reduction for fees paid indirectly.

30  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended     11/10/06 to
                                                            12/31/07      12/31/06 (a)
CLASS Y
Net asset value, beginning of period                        $ 14.09        $ 14.17
                                                            -------        -------
Increase (decrease) from investment operations:
  Net investment income                                     $  0.67        $  0.09
  Net realized and unrealized loss on investments             (0.44)         (0.06)
                                                            -------        -------
   Net increase from investment operations                  $  0.23        $  0.03
Distributions to shareholders:
  Net investment income                                       (0.64)         (0.11)
  Net realized gain                                           (0.20)             -
                                                            -------        -------
  Net decrease in net asset value                           $ (0.61)       $ (0.08)
                                                            -------        -------
  Net asset value, end of period                            $ 13.48        $ 14.09
                                                            =======        =======
Total return*                                                  1.67%          0.21%(b)
Ratio of net expenses to average net assets+                   0.54%          0.60%**
Ratio of net investment income to average net assets+          4.73%          4.49%**
Portfolio turnover rate                                          18%             8%
Net assets, end of period (in thousands)                    $23,331        $28,693
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                 0.54%          0.60%**
  Net investment income                                        4.73%          4.49%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                 0.54%          0.60%**
  Net investment income                                        4.73%          4.49%**

(a)  Class Y Shares were first publicly offered November 10, 2006.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   31

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer AMT-Free Municipal Fund (the Fund) is a diversified series of Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income tax as is consistent with the relative stability of capital.

The Trustees have authorized the issuance of four classes of shares of the Fund. The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. As planned on December 10, 2006, Investor Class shares converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the exchange. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available market quotations are valued at their fair values as determined by, or under the direction of the Board of Trustees. At December 31, 2007, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Discount and premium on debt securities are accreted or amortized, respectively daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

     At December 31, 2007, the Fund has reclassified $4,757 to decrease undistributed net investment income and $4,757 to increase accumulated net realized gain on investments. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

     The Fund has elected to defer $1,423,198 of capital losses recognized between November 1, 2007 and December 31, 2007 to its fiscal year ending December 31, 2008.

     The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

                                    2007             2006
-----------------------------------------------------------
  Distributions paid from:
  Tax-exempt income            $21,968,940      $22,066,033
  Ordinary income                        -          228,114
  Long-term capital gain         7,030,020        4,169,713
                               -----------      -----------
    Total                      $28,998,960      $26,463,860
                               ===========      ===========

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2007:

                                                    2007
-----------------------------------------------------------
  Undistributed tax-exempt income             $    59,204
  Current year Post-October loss deferral      (1,423,198)
  Unrealized appreciation                      28,951,661
                                              -----------
    Total                                     $27,587,667
                                              ===========

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $34,501 in underwriting

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     commissions on the sale of Class A shares during the year ended December 31, 2007.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

2.   Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million; and 0.40% of the excess over $750 million. For the year ended December 31, 2007, the net management fee was equivalent to 0.47% of average daily net assets.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.82%, 1.72% and 1.72% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2008.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $20,131 in management fees, administrative costs and certain other services payable to PIM at December 31, 2007.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $21,981 in transfer agent fees payable to PIMSS at December 31, 2007.

4.   Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (except Class Y shares) (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $10,836 in distribution fees payable to PFD at December 31, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2007, CDSCs in the amount of $24,877 were paid to PFD.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2007, the Fund's expenses were reduced $10,222 under such arrangements.

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits.

For the year ended December 31, 2007, the average daily amount of borrowing outstanding for the one day the Fund utilized the line of credit was $9,400,000. The related weighted average annualized interest rate for the period was 5.81%, and the total interest expense on such borrowings was $1,497. As of December 31, 2007 there were no borrowings outstanding.

7.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

8.   Merger Information

On October 17, 2006, beneficial owners of Pioneer Florida Tax-Free Income Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on November 10, 2006 ("Closing Date"), by exchanging all of Pioneer Florida Tax-Free Income Fund's net assets in

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

Class A, Class B, Class C and Class Y for Pioneer AMT-Free Municipal Fund's shares, based on Pioneer AMT-Free Municipal Fund's Class A, Class B, Class C and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing Date:

                         Pioneer AMT-Free     Pioneer Florida Tax-     Pioneer AMT-Free
                          Municipal Fund        Free Income Fund        Municipal Fund
                       (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
------------------------------------------------------------------------------------------
  Net Assets
  Class A                  $ 33,206,249            $ 1,392,613           $ 34,598,862
  Class B                  $  4,711,109            $ 1,580,730           $  6,291,839
  Class C                  $  4,921,208            $     9,834           $  4,931,042
  Investor Class           $440,617,835            $         -           $440,617,835
  Class Y                  $          -            $27,253,007           $ 27,253,007
                           ------------            -----------           ------------
  Total Net Assets         $483,456,401            $30,236,184           $513,692,585
  Shares
   Outstanding
  Class A                     2,344,181                134,923              2,422,460
  Class B                       334,253                153,802                446,441
  Class C                       349,602                    954                350,291
  Investor Class             31,259,271                      -             31,259,271
  Class Y                             -              2,645,273              1,923,289
  Shares Issued
   in Reorganization
  Class A                                                                      98,279
  Class B                                                                     112,188
  Class C                                                                         698
  Class Y                                                                   1,923,289

                                               Unrealized       Accumulated
                                            Appreciation On       Loss On
                                              Closing Date      Closing Date
                                           -----------------   -------------
  Pioneer Florida Tax-Free Income Fund     $620,784            $(210,349)

ADDITIONAL INFORMATION (unaudited)
The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short term gains were 99.84% and 0%, respectively.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust II and
Shareowners of Pioneer AMT-Free Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Pioneer AMT-Free Municipal Fund, one of the series comprising the Pioneer Series Trust II (the "Trust"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer AMT-Free Municipal Fund of the Pioneer Series Trust II at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Boston, Massachusetts
February 19, 2008

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2007 and in the first quintile of its Morningstar category for the three, five and ten year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the third quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Position Held        Length of Service
Name and Age               With the Fund        and Term of Office
John F. Cogan, Jr. (81)*   Chairman of the      Trustee since 2003.
                           Board, Trustee and   Serves until a succes-
                           President            sor trustee is elected
                                                or earlier retirement
                                                or removal.
--------------------------------------------------------------------------------

                                                                                       Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*   Deputy Chairman and a Director of Pioneer Global Asset      None
                           Management S.p.A. ("PGAM"); Non-Executive Chairman
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Management Inc. (since 2004); Director of
                           Fiduciary Counseling, Inc.; President and Director of
                           Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                           President of all of the Pioneer Funds; and Of Counsel,
                           Wilmer Cutler Pickering Hale and Dorr LLP
---------------------------------------------------------------------------------------------------------------

* Mr. Cogan is an Interested Trustee because he is an officer or director of the Fund's investment adviser and certain of its affiliates.

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Position Held   Length of Service
Name and Age                With the Fund   and Term of Office
David R. Bock (64)          Trustee         Trustee since 2005.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)           Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (64)          Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                            Inc. (publicly traded health care services company) (2004       Social Investment
                            - present); Partner, Federal City Capital Advisors (boutique    Company (privately-held
                            merchant bank) (1997 to 2004); and Executive Vice               affordable housing
                            President and Chief Financial Officer, Pedestal Inc.            finance company); and
                            (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           President, Bush International, LLC (international financial     Director of Brady Corpora-
                            advisory firm)                                                  tion (industrial identifica-
                                                                                            tion and specialty coated
                                                                                            material products
                                                                                            manufacturer); Director of
                                                                                            Briggs & Stratton Co.
                                                                                            (engine manufacturer);
                                                                                            Director of UAL Corpora-
                                                                                            tion (airline holding
                                                                                            company) Director of
                                                                                            Mantech International
                                                                                            Corporation (national
                                                                                            security, defense, and
                                                                                            intelligence technology
                                                                                            firm): and Member, Board
                                                                                            of Governors, Investment
                                                                                            Company Institute
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,      None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
------------------------------------------------------------------------------------------------------------------------

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           Position Held   Length of Service
Name and Age               With the Fund   and Term of Office
Thomas J. Perna (57)       Trustee         Trustee since 2006.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)   Trustee         Trustee since 2003.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------
John Winthrop (71)         Trustee         Trustee since 2003.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------

Pioneer AMT-Free Municipal Fund
                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
Thomas J. Perna (57)       Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                           Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                           ties services) (1986 - 2004)                                  for securities lending
                                                                                         industry)
-------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)   President and Chief Executive Officer, Newbury, Piret &       Director of New America
                           Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
-------------------------------------------------------------------------------------------------------------------
John Winthrop (71)         President, John Winthrop & Co., Inc. (private investment      None
                           firm)
-------------------------------------------------------------------------------------------------------------------

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held         Length of Service
Name and Age                 With the Fund         and Term of Office
Daniel K. Kingsbury (49)*    Executive Vice        Since March 2007.
                             President             Serves at the discre-
                                                   tion of the Board
--------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Daniel K. Kingsbury (49)*    Director, CEO and President of Pioneer Investment            None
                             Management USA Inc., Pioneer Investment Management,
                             Inc. and Pioneer Institutional Asset Management, Inc.
                             (since March 2007); Executive Vice President of all of the
                             Pioneer Funds (since March 2007); Director of Pioneer
                             Global Asset Management S.p.A. (since March 2007);
                             Head of New Markets Division, Pioneer Global Asset
                             Management S.p.A. (2000 - 2007)
-------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
-------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008      None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of
                             Pioneer from July 2002 to December 2007
-------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant         None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS As-
                             set Management Services from 2002 to 2003
-------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------

Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              Position Held          Length of Service
Name and Age                  With the Fund          and Term of Office
Gary Sullivan (49)            Assistant Treasurer    Since 2003. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Assistant Treasurer    Since 2003. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Of-   Since January 2007.
                              ficer                  Serves at the discre-
                                                     tion of the Board
--------------------------------------------------------------------------------

Pioneer AMT-Free Municipal Fund
                                                                                          Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                 by this Officer
Gary Sullivan (49)            Fund Accounting Manager - Fund Accounting, Administra-      None
                              tion and Controllership Services of Pioneer; and Assistant
                              Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Fund Administration Manager - Fund Accounting,              None
                              Administration and Controllership Services since
                              June 2003 and Assistant Treasurer of all of the Pioneer
                              Funds since September 2003; Assistant Vice President -
                              Mutual Fund Operations of State Street Corporation from
                              June 2002 to June 2003 (formerly Deutsche Bank
                              Asset Management)
-------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Officer of Pioneer since December 2006     None
                              and of all the Pioneer Funds since January 2007; Vice
                              President and Compliance Officer, MFS Investment
                              Management (August 2005 to December 2006); Consult-
                              ant, Fidelity Investments (February 2005 to July 2005);
                              Independent Consultant (July 1997 to February 2005)
-------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

     We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address            ask.pioneer@pioneerinvestments.com
     (for general questions about Pioneer only)

     Visit our web site:                            www.pioneerinvestments.com

     Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

     The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                     GROWTH
                                     LEADERS
                                      FUND
                                      LRPSX
                                  Ticker Symbol


                                     Annual
                                     Report

                                    12/31/07

                                 [LOGO] PIONEER
                                        Investments (R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            9
Prices and Distributions                                    10
Performance Update                                          11
Comparing Ongoing Fund Expenses                             14
Schedule of Investments                                     16
Financial Statements                                        20
Notes to Financial Statements                               28
Report of Independent Registered Public Accounting Firm     34
Approval of Investment Advisory Agreement                   35
Trustees, Officers and Service Providers                    39

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Even against this "wall of worry" backdrop, the performance of major asset classes in 2007 was generally positive. Despite several interim setbacks and poor performance near year-end, the Standard & Poor's 500 Index increased 5% in 2007, the Dow Jones Industrial Average increased 9%, and the NASDAQ Composite Index increased 10%. International developed and emerging markets equities performed even better, reflecting both a weakening U.S. dollar, which boosts returns for U.S. dollar-based investors, and solid local currency returns. The MSCI EAFE Developed Market Index rose 12%, and the MSCI Emerging Markets Index rose 40% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, rose 7%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

The domestic equity market continued to move upward during the first half of 2007, sustaining the momentum of the previous two years, but the environment changed dramatically in the summer. Problems in the housing and subprime mortgage markets led to a crisis in the credit markets, leading to mounting day-to-day volatility in the equity market in the closing weeks of the year. In the following interviews, members of the management team of L. Roy Papp & Associates, which is responsible for the management of Pioneer Growth Leaders Fund, discuss the factors that influenced Fund performance during the 12 months ended December 31, 2007.

Q:   How did the Fund perform during 2007?

A: Pioneer Growth Leaders Fund Class A shares produced a total return of 7.84%, at net asset value, for the 12 months ended December 31, 2007. For the same period, the Fund's benchmark, the Russell 1000 Growth Index, had a return of 11.81%, while the average return of the 835 funds in Lipper's Large Cap Core funds category was 5.73%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What were the principal factors affecting Fund performance during the year?


     A: Propelled by the momentum from strong corporate earnings growth, equities generally maintained their upward trajectory over the first six months of 2007. However, the backdrop for stock investing changed dramatically during the summer months, as weakness in the housing industry and growing problems in the subprime mortgage market created increasing uneasiness in the equity market. After stocks fell in July, the U.S. Federal Reserve Board (the Fed) in August began to act to restore confidence in the capital markets, injecting new liquidity into the financial system and cutting the key federal funds rate. Those

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     actions appeared to calm the market temporarily, and most stock market index averages hit new high points in October. However, stocks then began falling - sometimes to bounce back - over the volatile final weeks of 2007. Bank lending declined and consumer spending slowed, even as energy prices rose sharply.

     In the fall of 2007, investors started fearing that the decelerating economy could fall into recession. Housing-related and financials stocks performed particularly poorly. In the fixed-income markets, Treasury securities rallied in a general flight to quality as investors sought to avoid credit risk. Momentum-driven stocks, many of them in technology- or agriculture-related businesses, tended to fall out of favor late in the year. We believed their stock valuations had risen to levels that were unsustainable. Larger companies with exposure to international markets tended to perform somewhat better.

     Throughout the year, we held to our discipline and avoided highly cyclical and momentum-driven stocks, even when they outperformed. We focus on corporations with strong balance sheets, steady earnings growth, good cash flow and experienced management teams. Typically, we invest when we find their stock prices have fallen to attractive valuations that we think do not reflect the companies' long-term growth prospects. We emphasize companies positioned to benefit from long-term secular trends. These include technology companies that offer productivity-enhancing products or services and financials and health care corporations that benefit from the new needs of an aging population.

Q:   What types of investments most influenced the Fund's performance in 2007?

A:   Our focus on quality, stable-earnings companies resulted in a de-emphasis of stocks heavily influenced by energy and other commodity trends. As a consequence, we had less international commodity exposure than the overall benchmark Russell 1000 Growth Index, and we were underweighted in the energy and materials sectors - both of which did well.

     Among our better-performing investments were three financials firms that benefited from the growing needs of the aging baby-boomer generation: T. Rowe Price, an asset management and

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

     mutual fund company; and State Street and Northern Trust, two custodians of financial assets. Those companies, which had little direct exposure to credit markets or interest-rate risks, all significantly outperformed financials stocks in general. The growing health care needs of aging baby boomers also contributed to the performance of another holding, Medco, a pharmacy benefits manager that we see as part of the solution to problems created by rising drug prices.

     Other stocks that contributed to results included two major technology corporations that have been long-term holdings: Intel, the leader in semiconductors for computers; and software giant Microsoft. In addition, First Data, an automated processor of financial transactions, was purchased by private equity investors at a substantial profit to the Fund.


     We did, however, have some disappointments. Target and Walgreen's both declined as retailers tended to fall out of favor. While revenues continued to grow at Target, the company reported a deceleration in the growth of same-store sales, leading to underperformance. However, we believe Target is a very well-managed company and we have retained our position, as we did with Walgreens, a long-term Fund holding. Walgreens, which was pinched by a slowing of revenue growth and rising expenses, underperformed during a period of rising concerns about drug retailers. However, we remain confident in the company's management and strategic direction. Two other consumer discretionary holdings also held back results: luxury retailer Coach and International Speedway, an operator of automobile race tracks. Coach was victim to fears of a possible recession, while investors were concerned about International Speedway's acquisition of another race track. Global advertising company Omnicom also underperformed amid worries that an economic slowdown could reduce advertising spending. However, we think 2008 should continue to offer growth opportunities, with the Olympic Games and a U.S. national election approaching. Also holding back results were our investments in: medical device manufacturer Medtronics, a company we believe has stabilized after dealing with the recall of a cardiac treatment device; and Microchip Technology, a semi-conductor company with some exposure to the housing industry, as some of its products are used in devices such as thermostats and garage-door openers.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   Were there any notable changes in the Fund's portfolio during the year?

A: We sold our position in energy company Chesapeake and biotechnology company Amgen due to our shift away from pharmaceutical companies to place greater emphasis on health care companies with specific niches. We also liquidated our investment in EMC, a leader in storage for the information technology industry, after the stock price rose to become, in our opinion, fully priced. Notable additions to the portfolio included new positions in integrated oil company ExxonMobil; financials corporation American Express; and O'Riley Auto Parts, which serves both wholesale and retail customers.

Q:   What is your investment outlook?

     A: As we enter 2008, we think the growth of the domestic economy is likely to continue to slow. We believe higher-quality companies, with established franchises, strong balance sheets and more consistent, less cyclical earnings, should fare relatively well. At the same time, companies in the automotive, real estate, and airlines industries, and some retailers, may face more difficulties. We think it is likely that the Fed will continue to reduce short-term interest rates to inject additional liquidity into the financial system.

     We believe that our holdings are particularly well positioned for an environment of slower growth in the overall economy. They tend to have reasonable valuations compared to both the overall market and to long-term historical averages, and we believe they have the potential to grow faster than the market. We expect to continue to look for opportunities to benefit from important long-term secular trends, including globalization; productivity improvements through technology; and new needs created by the baby-boomer generation.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic,

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data is represented as a pie chart in this printed material]


U.S. Common Stocks                      91.8%
Depositary Receipts for Inter-           5.8%
national Stocks
Temporary Cash Investments               2.4%

 Sector Distribution

--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data is represented as a pie chart in this printed material]


Information Technology                  28.8%
Industrials                             16.8%
Financials                              14.5%
Health Care                             13.7%
Consumer Staples                        11.4%
Consumer Discretionary                  10.0%
Energy                                   4.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*



    1.    Microsoft Corp.                                   5.61%
    2.    State Street Corp.                                5.45
    3.    Intel Corp.                                       5.41
    4.    T. Rowe Price Associates, Inc.                    4.44
    5.    Expeditors International of Washington, Inc.      4.43
    6.    Adobe Systems, Inc.                               4.36
    7.    Chevron Corp.                                     4.19
    8.    Techne Corp.                                      4.16
    9.    General Electric Co.                              4.11
   10.    Cisco Systems, Inc.                               4.03

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any securities listed.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS

Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class   12/31/07   12/31/06
------- ---------- ---------
    A     $12.82    $15.00
    B     $11.80    $14.21
    C     $11.58    $14.10

Distributions Per Share
--------------------------------------------------------------------------------

                    1/1/07 - 12/31/07
        ------------------------------------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
------- ----------- --------------- --------------
   A    $0.0031            $ -      $3.3445
   B        $   -          $ -      $3.3445
   C        $   -          $ -      $3.3445


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

   The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

   The index defined here pertains to the "Value of $10,000 Investment" charts on pages 11-13.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                              CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Leaders Fund at public offering price, compared to that of the Russell 1000 Growth Index.

[The following data is represented as a mountain chart in this printed material]


12/97       9,425      10,000
           11,937      13,871
12/99      13,693      18,470
           12,836      14,328
12/01      11,179      11,402
            8,477       8,223
12/03      10,483      10,669
           10,505      11,341
12/05      11,105      11,937
           11,764      13,021
12/07      12,686      14,559

                   Average Annual Total Returns
                    (As of December 31, 2007)
                                      Net Asset    Public Offering
Period                               Value (NAV)     Price (POP)
 10 Years                           3.02%         2.41%
 5 Years                            8.40          7.12
 1 Year                             7.84          1.61
-------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                    Gross            Net
                                    1.65%         1.65%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Leaders Fund was created through the reorganization of the predecessor Fund, Papp Stock Fund, on February 20, 2004. The performance of Class A shares of the Fund from November 29, 1989 to February 20, 2004 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Leaders Fund, compared to that of the Russell 1000 Growth Index.

[The following data is represented as a mountain chart in this printed material]


12/97     10,000     10,000
          12,572     13,871
12/99     14,314     18,470
          13,318     14,328
12/01     11,512     11,402
           8,663      8,223
12/03     10,633     10,669
          10,485     11,341
12/05     10,939     11,937
          11,453     13,021
12/07     12,210     14,559

              Average Annual Total Returns
                (As of December 31, 2007)
                                     If          If
Period                              Held      Redeemed
 10 Years                           2.02%       2.02%
 5 Years                            7.11        7.11
 1 Year                             6.62        3.29
-----------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                    Gross        Net
                                    2.82%       2.82%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Leaders Fund was created through the reorganization of the predecessor Fund, Papp Stock Fund, on February 20, 2004. The performance of Class B shares of the Fund from November 29, 1989 to February 20, 2004 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Leaders Fund, compared to that of the Russell 1000 Growth Index.

[The following data is represented as a mountain chart in this printed material]


12/97    10,000     10,000
         12,572     13,871
12/99    14,314     18,470
         13,318     14,328
12/01    11,512     11,402
          8,663      8,223
12/03    10,633     10,669
         10,440     11,341
12/05    10,904     11,937
         11,410     13,021
12/07    12,082     14,559

              Average Annual Total Returns
                (As of December 31, 2007)
                                     If          If
Period                              Held      Redeemed
 10 Years                           1.91%       1.91%
 5 Years                            6.88        6.88
 1 Year                             5.89        5.89
-----------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                    Gross        Net
                                    2.93%       2.93%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Leaders Fund was created through the reorganization of the predecessor Fund, Papp Stock Fund, on February 20, 2004.The performance of Class C shares of the fund from November 29, 1989 to February 20, 2004 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Leaders Fund

Based on actual returns from July 1, 2007 through December 31, 2007.

Share Class                             A              B              C              R
-----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/07
 Ending Account Value             $1,021.89      $1,015.43      $1,011.56      $1,069.40
 On 12/31/07
 Expenses Paid During Period*     $    7.24      $   12.90      $   14.35      $    7.72

* Expenses are equal to the Fund's annualized expense ratio of 1.42%, 2.54%, 2.83% and 0.75%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (except for Class R which was 32/365) (to reflect the one-half year period).

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Leaders Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from July 1, 2007 through December 31, 2007.

Share Class                             A              B              C              R
-----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/07
 Ending Account Value             $1,017.70      $1,012.65      $1,009.22      $  996.92
 On 12/31/07
 Expenses Paid During Period*     $    7.15      $   12.23      $   15.64      $    7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.42%, 2.54%, 2.83% and 0.75%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (except for Class R which was 32/365) (to reflect the one-half year period).

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07
--------------------------------------------------------------------------------

   Shares                                                          Value
            COMMON STOCKS - 99.4%
            Energy - 4.7%
            Integrated Oil & Gas - 4.7%
15,400      Chevron Corp.                                    $ 1,437,282
 2,000      Exxon Mobil Corp.                                    187,380
                                                             -----------
                                                             $ 1,624,662
                                                             -----------
            Total Energy                                     $ 1,624,662
                                                             -----------
            Capital Goods - 8.6%
            Aerospace & Defense - 1.5%
 7,000      United Technologies Corp.                        $   535,780
                                                             -----------
            Industrial Conglomerates - 7.1%
12,200      3M Co.                                           $ 1,028,704
38,000      General Electric Co.                               1,408,660
                                                             -----------
                                                             $ 2,437,364
                                                             -----------
            Total Capital Goods                              $ 2,973,144
                                                             -----------
            Transportation - 8.1%
            Air Freight & Couriers - 5.5%
34,000      Expeditors International of Washington, Inc.     $ 1,519,120
 5,500      United Parcel Service, Inc.                          388,960
                                                             -----------
                                                             $ 1,908,080
                                                             -----------
            Railroads - 2.6%
18,800      Canadian National Railway Co. (b)                $   882,284
                                                             -----------
            Total Transportation                             $ 2,790,364
                                                             -----------
            Consumer Durables & Apparel - 1.1%
            Apparel, Accessories & Luxury Goods - 1.1%
12,000      Coach, Inc.*                                     $   366,960
                                                             -----------
            Total Consumer Durables & Apparel                $   366,960
                                                             -----------
            Media - 3.9%
            Advertising - 3.9%
28,000      Omnicom Group                                    $ 1,330,840
                                                             -----------
            Total Media                                      $ 1,330,840
                                                             -----------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                    Value
            Retailing - 5.0%
            Automotive Retail - 2.0%
22,000      O'Reilly Automotive, Inc.*                 $   713,460
                                                       -----------
            General Merchandise Stores - 3.0%
20,500      Target Corp.                               $ 1,025,000
                                                       -----------
            Total Retailing                            $ 1,738,460
                                                       -----------
            Food & Drug Retailing - 4.4%
            Drug Retail - 3.3%
30,000      Walgreen Co.                               $ 1,142,400
                                                       -----------
            Food Distributors - 1.1%
12,500      Sysco Corp.                                $   390,125
                                                       -----------
            Total Food & Drug Retailing                $ 1,532,525
                                                       -----------
            Food Beverage & Tobacco - 3.3%
            Soft Drinks - 3.3%
15,000      PepsiCo, Inc.                              $ 1,138,500
                                                       -----------
            Total Food Beverage & Tobacco              $ 1,138,500
                                                       -----------
            Household & Personal Products - 3.6%
            Household Products - 3.6%
19,000      Clorox Co.                                 $ 1,238,230
                                                       -----------
            Total Household & Personal Products        $ 1,238,230
                                                       -----------
            Health Care Equipment & Services - 6.5%
            Health Care Equipment - 3.6%
24,800      Medtronic, Inc.                            $ 1,246,696
                                                       -----------
            Health Care Services - 2.9%
 9,828      Medco Health Solutions, Inc.*              $   996,559
                                                       -----------
            Total Health Care Equipment & Services     $ 2,243,255
                                                       -----------
            Pharmaceuticals & Biotechnology - 7.1%
            Life Sciences Tools & Services - 4.1%
21,600      Techne Corp.*                              $ 1,426,680
                                                       -----------
            Pharmaceuticals - 3.0%
15,500      Johnson & Johnson                          $ 1,033,850
                                                       -----------
            Total Pharmaceuticals & Biotechnology      $ 2,460,530
                                                       -----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                   Value
            Diversified Financials - 14.4%
            Asset Management & Custody Banks - 13.2%
15,000      Northern Trust Corp.                      $ 1,148,700
23,000      State Street Corp.                          1,867,600
25,000      T. Rowe Price Associates, Inc.              1,522,000
                                                      -----------
                                                      $ 4,538,300
                                                      -----------
            Consumer Finance - 1.2%
 7,900      American Express Co.                      $   410,958
                                                      -----------
            Total Diversified Financials              $ 4,949,258
                                                      -----------
            Software & Services - 13.5%
            Application Software - 4.3%
35,000      Adobe Systems, Inc.*                      $ 1,495,550
                                                      -----------
            Data Processing & Outsourced Services - 3.6%
51,000      CA Western Union Co.*                     $ 1,238,280
                                                      -----------
            Systems Software - 5.6%
54,000      Microsoft Corp.                           $ 1,922,400
                                                      -----------
            Total Software & Services                 $ 4,656,230
                                                      -----------
            Technology Hardware & Equipment - 4.0%
            Communications Equipment - 4.0%
51,000      Cisco Systems, Inc.*                      $ 1,380,570
                                                      -----------
            Total Technology Hardware & Equipment     $ 1,380,570
                                                      -----------
            Semiconductors - 11.1%
69,500      Intel Corp.                               $ 1,852,870
25,000      Linear Technology Corp.                       795,750
38,000      Microchip Technology, Inc. (b)              1,193,960
                                                      -----------
                                                      $ 3,842,580
                                                      -----------
            Total Semiconductors                      $ 3,842,580
                                                      -----------
            TOTAL COMMON STOCKS
            (Cost $16,388,256)                        $34,266,108
                                                      -----------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                        Value
              TEMPORARY CASH INVESTMENT - 6.1%
2,113,035     Securities Lending Investment Fund, 5.19%     $ 2,113,035
                                                            -----------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $2,113,035)                             $ 2,113,035
                                                            -----------
              TOTAL INVESTMENT IN SECURITIES - 105.5%
              (Cost $18,501,291) (a)                        $36,379,143
                                                            -----------
              OTHER ASSETS AND LIABILITIES - (5.5)%         $(1,911,957)
                                                            -----------
              TOTAL NET ASSETS - 100.0%                     $34,467,186
                                                            ===========

*    Non-income producing security.

(a) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $18,501,291 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                          $18,145,518
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                             (267,666)
                                                                                 -----------
       Net unrealized gain                                                       $17,877,852
                                                                                 ===========

(b)  At December 31, 2007, the following securities were out on loan:

       Shares   Security                                   Value
  18,572        Canadian National Railway Co.     $   871,584
  37,620        Microchip Technology, Inc.          1,182,020
                                                  -----------
                Total                             $ 2,053,604
                                                  ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2007 aggregated $4,058,863 and $16,917,234, respectively.

The accompanying notes are an integral part of these financial statements.   19

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $2,053,604) (cost $18,501,291)                            $36,379,143
  Receivables -
    Investment securities sold                                    609,694
    Fund shares sold                                               18,523
    Dividends and Interest                                         41,655
  Other                                                            29,300
                                                              -----------
     Total assets                                             $37,078,315
                                                              -----------
LIABILITIES:
  Payables -
    Fund shares repurchased                                   $    73,226
    Upon return of securities loaned                            2,113,035
  Due to bank                                                     358,763
  Due to affiliates                                                15,811
  Accrued expenses                                                 50,294
                                                              -----------
     Total liabilities                                        $ 2,611,129
                                                              -----------
NET ASSETS:
  Paid-in capital                                             $15,195,777
  Accumulated net realized gain on investments                  1,393,557
  Net unrealized gain on investments                           17,877,852
                                                              -----------
     Total net assets                                         $34,467,186
                                                              ===========
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $32,221,165/2,514,170 shares)             $     12.82
                                                              ===========
  Class B (based on $813,557/68,972 shares)                   $     11.80
                                                              ===========
  Class C (based on $1,432,464/123,739 shares)                $     11.58
                                                              ===========
MAXIMUM OFFERING PRICE:
  Class A ($12.82 [divided by] 94.25%)                        $     13.60
                                                              ===========

20   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $3,626)      $520,735
  Interest                                                    8,182
  Income from securities loaned, net                          3,312
                                                           --------
     Total investment income                                             $   532,229
                                                                         -----------
EXPENSES:
  Management fees                                          $295,516
  Transfer agent fees and expenses
    Class A                                                  65,101
    Class B                                                   5,917
    Class C                                                   6,865
    Class R                                                       8
  Distribution fees
    Class A                                                  93,609
    Class B                                                  10,628
    Class C                                                   8,236
  Administrative reimbursements                               8,866
  Custodian fees                                             17,532
  Registration fees                                           3,750
  Professional fees                                          32,892
  Printing expense                                           26,944
  Fees and expenses of nonaffiliated trustees                 6,555
  Miscellaneous                                               4,888
                                                           --------
     Total expenses                                                      $   587,307
     Less fees paid indirectly                                                (3,109)
                                                                         -----------
     Net expenses                                                        $   584,198
                                                                         -----------
       Net investment loss                                               $   (51,969)
                                                                         -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain on investments                                       $ 7,807,215
                                                                         -----------
  Change in net unrealized gain on investments                           $(4,641,212)
                                                                         -----------
    Net gain on investments                                              $ 3,166,003
                                                                         -----------
    Net increase in net assets resulting from operations                 $ 3,114,034
                                                                         ===========

The accompanying notes are an integral part of these financial statements.   21

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/07 and 12/31/06, respectively

                                                             Year Ended         Year Ended
                                                              12/31/07           12/31/06
FROM OPERATIONS:
Net investment income (loss)                              $   (51,969)      $     17,055
Net realized gain on investments                            7,807,215         12,116,271
Change in net unrealized gain on investments               (4,641,212)        (9,424,165)
                                                          -----------       ------------
    Net increase in net assets resulting
     from operations                                      $ 3,114,034       $  2,709,161
                                                          -----------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.00 per share, respectively)     $    (7,952)      $     (9,323)
Net realized gain:
    Class A ($3.34 and $5.34 per share, respectively)      (7,442,922)       (11,913,574)
    Class B ($3.34 and $5.34 per share, respectively)        (180,922)          (466,096)
    Class C ($3.34 and $5.34 per share, respectively)        (312,111)          (110,988)
    Class R ($0.00 and $5.34 per share, respectively)               -               (268)
                                                          -----------       ------------
     Total distributions to shareowners                   $(7,943,907)      $(12,500,249)
                                                          -----------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $ 6,568,318       $  4,115,697
Reinvestment of distributions                               6,984,889         11,150,570
Cost of shares repurchased                                (18,267,425)       (18,814,508)
                                                          -----------       ------------
    Net decrease in net assets resulting from fund
     share transactions                                   $(4,714,218)      $ (3,548,241)
                                                          -----------       ------------
    Net decrease in net assets                            $(9,544,091)      $(13,339,329)
NET ASSETS:
Beginning of year                                          44,011,277         57,350,606
                                                          -----------       ------------
End of year                                               $34,467,186       $ 44,011,277
                                                          ===========       ============
Undistributed net investment income                       $         -       $      7,732
                                                          ===========       ============

22  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '07 Shares      '07 Amount       '06 Shares      '06 Amount
CLASS A
Shares sold                           319,027    $   4,976,275       137,414      $   2,609,626
Reinvestment of distributions         508,346        6,502,242       721,823         10,798,464
Less shares repurchased            (1,124,050)     (16,971,099)     (964,512)       (18,009,722)
                                   ----------    -------------      --------      -------------
    Net decrease                     (296,677)   $  (5,492,582)     (105,275)     $  (4,601,632)
                                   ==========    =============      ========      =============
CLASS B
Shares sold                            21,304    $     308,834        67,504      $   1,272,097
Reinvestment of distributions          14,778          174,108        17,344            245,771
Less shares repurchased               (64,871)        (944,971)      (35,488)          (606,306)
                                   ----------    -------------      --------      -------------
    Net increase (decrease)           (28,789)   $    (462,029)       49,360      $     911,562
                                   ==========    =============      ========      =============
CLASS C
Shares sold                            89,156    $   1,283,209        13,550      $     233,626
Reinvestment of distributions          26,690          308,539         7,538            106,071
Less shares repurchased               (24,239)        (350,360)      (10,782)          (198,380)
                                   ----------    -------------      --------      -------------
    Net increase                       91,607    $   1,241,388        10,306      $     141,317
                                   ==========    =============      ========      =============
CLASS R
Shares sold                                 -    $           -            19      $         348
Reinvestment of distributions               -                -            19                264
Less shares repurchased                   (69)            (995)             (5)            (100)
                                   ----------    -------------      -----------   -------------
    Net increase (decrease)               (69)   $        (995)           33      $         512
                                   ==========    =============      ===========   =============


The accompanying notes are an integral part of these financial statements.   23

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                  Year Ended   Year Ended   Year Ended    Year Ended    Year Ended
                                                                   12/31/07     12/31/06     12/31/05    12/31/04 (b)    12/31/03
CLASS A
Net asset value, beginning of period                              $ 15.00       $ 19.22     $ 21.05        $ 28.21       $ 23.87
                                                                  -------       -------     -------        -------       -------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                     $ (0.01)      $  0.01     $  0.01        $  0.19       $ (0.05)
 Net realized and unrealized gain (loss) on investments              1.17          1.11        1.13          (0.13)         5.77
                                                                  -------       -------     -------        -------       -------
  Net increase from investment operations                         $  1.16       $  1.12     $  1.14        $  0.06       $  5.72
Distributions to shareowners:
 Net investment income                                               0.00(a)       0.00(a)     0.00(a)       (0.18)            -
 Net realized gain                                                  (3.34)        (5.34)      (2.97)         (7.04)        (1.38)
                                                                  -------       -------     -------        -------       -------
Net increase (decrease) in net asset value                        $ (2.18)      $ (4.22)    $ (1.83)       $ (7.16)      $  4.34
                                                                  -------       -------     -------        -------       -------
Net asset value, end of period                                    $ 12.82       $ 15.00     $ 19.22        $ 21.05       $ 28.21
                                                                  =======       =======     =======        =======       =======
Total return*                                                        7.84%         5.93%       5.70%          0.25%        23.97%
Ratio of net expenses to average net assets+                         1.43%         1.25%       1.25%          1.25%         1.22%
Ratio of net investment income (loss) to average net assets+        (0.08)%        0.06%       0.01%          0.58%        (0.01)%
Portfolio turnover rate                                                10%           21%          3%             6%            3%
Net assets, end of period (in thousands)                          $32,221       $42,169     $56,040        $40,568       $57,286
Ratios with no waiver of management fees by PIM and no reduc-
 tion for fees paid indirectly:
 Net expenses                                                        1.43%         1.65%       1.59%          1.49%         1.22%
 Net investment income (loss)                                       (0.08)%        0.34%      (0.35)%         0.34%        (0.01)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.42%         1.25%       1.25%          1.25%         1.22%
 Net investment income (loss)                                       (0.07)%        0.06%       0.01%          0.58%        (0.01)%

(a)  Amount rounds to less than one cent per share.
(b)  Effective February 20, 2004 Pioneer Investment Management became the advisor.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

24   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                       Year Ended  Year Ended
                                                                                        12/31/07    12/31/06
CLASS B
Net asset value, beginning of period                                                    $ 14.21     $ 18.69
                                                                                        -------     -------
Net increase (decrease) from investment operations:
 Net investment loss                                                                    $ (0.19)    $ (0.11)
 Net realized and unrealized gain (loss) on investments                                    1.12        0.97
                                                                                        -------     -------
  Net increase (decrease) from investment operations                                    $  0.93     $  0.86
Distributions to shareowners:
 Net realized gain                                                                        (3.34)      (5.34)
                                                                                        -------     -------
Net decrease in net asset value                                                         $ (2.41)    $ (4.48)
                                                                                        =======     =======
Net asset value, end of period                                                          $ 11.80     $ 14.21
                                                                                        =======     =======
Total return*                                                                              6.62%       4.69%
Ratio of net expenses to average net assets+                                               2.56%       2.39%
Ratio of net investment loss to average net assets+                                       (1.22)%     (1.02)%
Portfolio turnover rate                                                                      10%         21%
Net assets, end of period (in thousands)                                                $   814     $ 1,389
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                              2.56%       2.82%
 Net investment loss                                                                      (1.22)%     (1.44)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                              2.54%       2.37%
 Net investment loss                                                                      (1.20)%     (1.00)%

                                                                                       Year Ended      2/21/04 to
                                                                                        12/31/05      12/31/04 (a)
CLASS B
Net asset value, beginning of period                                                    $ 20.81       $    28.39
                                                                                        -------       ----------
Net increase (decrease) from investment operations:
 Net investment loss                                                                    $ (0.08)      $    (0.11)
 Net realized and unrealized gain (loss) on investments                                    0.93            (0.43)
                                                                                        -------       ----------
  Net increase (decrease) from investment operations                                    $  0.85       $    (0.54)
Distributions to shareowners:
 Net realized gain                                                                        (2.97)           (7.04)
                                                                                        -------       ----------
Net decrease in net asset value                                                         $ (2.12)      $    (7.58)
                                                                                        =======       ==========
Net asset value, end of period                                                          $ 18.69       $    20.81
                                                                                        =======       ==========
Total return*                                                                              4.34%           (1.88)%(b)
Ratio of net expenses to average net assets+                                               2.34%            3.18%**
Ratio of net investment loss to average net assets+                                       (1.02)%          (0.78)%**
Portfolio turnover rate                                                                       3%               6%
Net assets, end of period (in thousands)                                                $   904       $       52
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                              2.67%            3.48%**
 Net investment loss                                                                      (1.35)%          (1.08)%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                              2.33%            3.18%**
 Net investment loss                                                                      (1.01)%          (0.78)%**

(a)  Class B shares were first publicly offered on February 21, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.  25

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                       Year Ended  Year Ended
                                                                                        12/31/07    12/31/06
CLASS C
Net asset value, beginning of period                                                    $ 14.10     $ 18.59
                                                                                        -------     -------
Net increase (decrease) from investment operations:
 Net investment loss                                                                    $ (0.10)    $ (0.13)
 Net realized and unrealized gain (loss) on investments                                    0.92        0.98
                                                                                        -------     -------
  Net increase (decrease) from investment operations                                    $  0.82     $  0.85
Distributions to shareowners:
 Net realized gain                                                                        (3.34)      (5.34)
                                                                                        -------     -------
Net decrease in net asset value                                                         $ (2.52)    $ (4.49)
                                                                                        -------     -------
Net asset value, end of period                                                          $ 11.58     $ 14.10
                                                                                        =======     =======
Total return*                                                                              5.89%       4.64%
Ratio of net expenses to average net assets+                                               2.85%       2.53%
Ratio of net investment loss to average net assets+                                       (1.40)%     (1.20)%
Portfolio turnover rate                                                                      10%         21%
Net assets, end of period (in thousands)                                                $ 1,432     $   453
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                              2.85%       2.93%
 Net investment loss                                                                      (1.40)%     (1.60)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                              2.83%       2.51%
 Net investment loss                                                                      (1.38)%     (1.18)%

                                                                                       Year Ended      2/21/04 to
                                                                                        12/31/05      12/31/04 (a)
CLASS C
Net asset value, beginning of period                                                    $ 20.69       $    28.39
                                                                                        -------       ----------
Net increase (decrease) from investment operations:
 Net investment loss                                                                    $ (0.07)      $    (0.09)
 Net realized and unrealized gain (loss) on investments                                    0.94            (0.57)
                                                                                        -------       ----------
  Net increase (decrease) from investment operations                                    $  0.87       $    (0.66)
Distributions to shareowners:
 Net realized gain                                                                        (2.97)           (7.04)
                                                                                        -------       ----------
Net decrease in net asset value                                                         $ (2.10)      $    (7.70)
                                                                                        -------       ----------
Net asset value, end of period                                                          $ 18.59       $    20.69
                                                                                        =======       ==========
Total return*                                                                              4.44%           (2.30)%(b)
Ratio of net expenses to average net assets+                                               2.32%            3.80%**
Ratio of net investment loss to average net assets+                                       (0.95)%          (1.36)%**
Portfolio turnover rate                                                                       3%               6%
Net assets, end of period (in thousands)                                                $   406       $       24
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                              2.66%            4.11%**
 Net investment loss                                                                      (1.29)%          (1.68)%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                              2.32%            3.80%**
 Net investment loss                                                                      (0.95)%          (1.36)%**

(a)  Class C shares were first publicly offered on February 21, 2004.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

26  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       For the Period
                                                                                        from 1/1/07
                                                                                             to        Year Ended
                                                                                         2/1/07 (c)     12/31/06
CLASS R
Net asset value, beginning of period                                                      $ 14.09      $   18.38
                                                                                          -------      ---------
Net increase (decrease) from investment operations:
 Net investment loss                                                                      $ (0.10)     $       -
 Net realized and unrealized gain (loss) on investments                                      0.42           1.05
                                                                                          -------      ---------
  Net increase (decrease) from investment operations                                      $  0.32      $    1.05
Distributions to shareowners:
 Net realized gain                                                                              -          (5.34)
                                                                                          -------      ---------
Net increase (decrease) in net asset value                                                $  0.32      $   (4.29)
                                                                                          -------      ---------
Net asset value, end of period                                                            $ 14.41      $   14.09
                                                                                          =======      =========
Total return*                                                                                2.27%          5.83%
Ratio of net expenses to average net assets+                                                 0.99%          1.69%
Ratio of net investment loss to average net assets+                                         (0.93)%        (0.34)%
Portfolio turnover rate                                                                        10%            21%
Net assets, end of period (in thousands)                                                  $     -      $       1
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                0.99%         23.42%
 Net investment loss                                                                        (0.93)%       (22.07)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                0.75%          1.36%
 Net investment loss                                                                        (0.69)%        (0.01)%

                                                                                       Year Ended      2/21/04 to
                                                                                        12/31/05      12/31/04 (a)
CLASS R
Net asset value, beginning of period                                                   $   20.55      $    28.39
                                                                                       ---------      ----------
Net increase (decrease) from investment operations:
 Net investment loss                                                                   $   (0.27)     $    (0.45)
 Net realized and unrealized gain (loss) on investments                                     1.07           (0.35)
                                                                                       ---------      ----------
  Net increase (decrease) from investment operations                                   $    0.80      $    (0.80)
Distributions to shareowners:
 Net realized gain                                                                         (2.97)          (7.04)
                                                                                       ---------      ----------
Net increase (decrease) in net asset value                                             $   (2.17)     $    (7.84)
                                                                                       ---------      ----------
Net asset value, end of period                                                         $   18.38      $    20.55
                                                                                       =========      ==========
Total return*                                                                               4.24%          (2.81)%(b)
Ratio of net expenses to average net assets+                                                2.78%           4.20%**
Ratio of net investment loss to average net assets+                                        (1.57)%         (1.98)%**
Portfolio turnover rate                                                                        3%              6%
Net assets, end of period (in thousands)                                               $       1      $        1
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                              17.63%           4.56%**
 Net investment loss                                                                      (16.43)%         (2.34)%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                               2.59%           4.19%**
 Net investment loss                                                                       (1.39)%         (1.97)%**

(a)  Class R shares were first publicly offered on February 21, 2004.
(b)  Not annualized.
(c)  Class R Shares ceased operations on February 1, 2007.
* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   27

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Growth Leaders Fund (the Fund), (formerly, Pioneer Papp Stock Fund), is a diversified series of Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term capital growth.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Class B, and Class C shares were first publicly offered on February 21, 2004. Class R shares were liquidated on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use fair value methods to value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2007, there were no securities that were valued using fair value methods. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date. Dividend and interest income is recorded on the accrual basis. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The Fund has reclassified $52,189 to increase undistributed net investment loss, $51,969 to decrease paid in capital and $220 to decrease accumulated net realized gain on investments to reflect

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

     permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

                                   2007            2006
---------------------------------------------------------
  Distributions paid from:
  Ordinary income              $    7,732     $     9,323
  Long-term capital gain        7,936,175      12,490,926
                               ----------     -----------
   Total                       $7,943,907     $12,500,249
                               ==========     ===========

     The following shows the components of distributable earnings on a federal income tax basis as of December 31, 2007.

                                        2007
----------------------------------------------
  Undistributed long-term gain     $ 1,393,557
  Unrealized appreciation           17,877,852
                                   -----------
   Total                           $19,271,409
                                   ===========

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $2,340 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2007.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution expense rates.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain brokers-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the fund. The loans are secured by collateral of at least 102%, at all times, of the value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate equal to 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% on assets excess over $1 billion. For the year ended December 31, 2007, the management fee was equivalent to a rate of 0.75% of average daily net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to
L. Roy Papp & Associates, LLP (Papp) as compensation for its sub-advisory services to the Fund.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,207 in management fees, administrative cost and certain other services payable to PIM at December 31, 2007.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" is $12,751 in transfer agent fees payable to PIMSS at December 31, 2007.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares, (Class A Plan, Class B Plan, Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Currently under the Class B Plan and the Class C Plan, PFD is reimbursed for distribution expense in an amount of 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates"

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

reflected on the Statement of Assets and Liabilities is $853 in distribution fees payable to PFD at December 31, 2007.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2007, CDSCs in the amount of $25,879 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2007, the Fund's expenses were reduced by $3,109 under such arrangements.

6.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust II and the Shareowners of Pioneer Growth Leaders Fund:
We have audited the accompanying statement of assets and liabilities of Pioneer Growth Leaders Fund, one of the series constituting Pioneer Series Trust II (the "Trust"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2003 were audited by other auditors whose report, dated January 23, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Growth Leaders Fund of the Pioneer Series Trust II at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Boston, Massachusetts
February 19, 2008

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained L. Roy Papp & Associates, Inc. to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement and sub-advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory and sub-advisory agreements for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM and the sub-adviser in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM and the sub-adviser. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement and the sub-advisory agreement for another year.

In considering the continuation of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(continued)
--------------------------------------------------------------------------------

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one, three and five year periods ended June 30, 2007 and in the fourth quintile of its Morningstar category for the ten year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's underperformance with PIM and the sub-adviser, the Trustees agreed that they would continue to monitor the performance of the Fund especially closely.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the first quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees also reviewed management fees charged by the sub-adviser to its separate account and other clients. The Trustees noted that in some instances the fee rates for those clients were lower than the sub-advisory fee charged to PIM with respect to the Fund and considered that, under the sub-advisory agreement with the Fund, the sub-adviser performs additional services for the Fund that it does not provide to those other clients, including regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund and the quality of services provided by PIM and the sub-adviser.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(continued)
--------------------------------------------------------------------------------

recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of each of the investment advisory agreement and sub-advisory agreement for the Fund.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a Trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Position Held        Length of Service
Name and Age               With the Fund        and Term of Office
John F. Cogan, Jr. (81)*   Chairman of the      Trustee since 2003.
                           Board, Trustee and   Serves until a succes-
                           President            sor trustee is elected
                                                or earlier retirement
                                                or removal.
--------------------------------------------------------------------------------

                                                                                       Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*   Deputy Chairman and a Director of Pioneer Global Asset      None
                           Management S.p.A. ("PGAM"); Non-Executive Chairman
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Management Inc. (since 2004); Director of
                           Fiduciary Counseling, Inc.; President and Director of
                           Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                           President of all of the Pioneer Funds; and Of Counsel,
                           Wilmer Cutler Pickering Hale and Dorr LLP
-------------------------------------------------------------------------------------------------------------------

* Mr. Cogan is an Interested Trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Position Held   Length of Service
Name and Age                With the Fund   and Term of Office
David R. Bock (64)          Trustee         Trustee since 2005.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)           Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (64)          Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                            Inc. (publicly traded health care services company) (2004       Social Investment
                            - present); Partner, Federal City Capital Advisors (boutique    Company (privately-held
                            merchant bank) (1997 to 2004); and Executive Vice               affordable housing
                            President and Chief Financial Officer, Pedestal Inc.            finance company); and
                            (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
-------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           President, Bush International, LLC (international financial     Director of Brady Corpora-
                            advisory firm)                                                  tion (industrial identifica-
                                                                                            tion and specialty coated
                                                                                            material products
                                                                                            manufacturer); Director of
                                                                                            Briggs & Stratton Co.
                                                                                            (engine manufacturer);
                                                                                            Director of UAL Corpora-
                                                                                            tion (airline holding
                                                                                            company) Director of
                                                                                            Mantech International
                                                                                            Corporation (national
                                                                                            security, defense, and
                                                                                            intelligence technology
                                                                                            firm): and Member, Board
                                                                                            of Governors, Investment
                                                                                            Company Institute
-------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,      None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
-------------------------------------------------------------------------------------------------------------------

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------


                           Position Held   Length of Service
Name and Age               With the Fund   and Term of Office
Thomas J. Perna (57)       Trustee         Trustee since 2006.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)   Trustee         Trustee since 2003.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------
John Winthrop (71)         Trustee         Trustee since 2003.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------

Pioneer Growth Leaders Fund
                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
Thomas J. Perna (57)       Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                           Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                           ties services) (1986 - 2004)                                  for securities lending
                                                                                         industry)
-------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)   President and Chief Executive Officer, Newbury, Piret &       Director of New America
                           Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
-------------------------------------------------------------------------------------------------------------------
John Winthrop (71)         President, John Winthrop & Co., Inc. (private investment      None
                           firm)
-------------------------------------------------------------------------------------------------------------------

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held         Length of Service
Name and Age                 With the Fund         and Term of Office
Daniel K. Kingsbury (49)     Executive Vice        Since March 2007.
                             President             Serves at the discre-
                                                   tion of the Board
--------------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Daniel K. Kingsbury (49)     Director, CEO and President of Pioneer Investment            None
                             Management USA Inc., Pioneer Investment Management,
                             Inc. and Pioneer Institutional Asset Management, Inc.
                             (since March 2007); Executive Vice President of all of the
                             Pioneer Funds (since March 2007); Director of Pioneer
                             Global Asset Management S.p.A. (since March 2007);
                             Head of New Markets Division, Pioneer Global Asset
                             Management S.p.A. (2000 - 2007)
-------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
-------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008      None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of
                             Pioneer from July 2002 to December 2007
-------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant         None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS As-
                             set Management Services from 2002 to 2003
-------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------


                              Position Held          Length of Service
Name and Age                  With the Fund          and Term of Office
Gary Sullivan (49)            Assistant Treasurer    Since 2003. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Assistant Treasurer    Since 2003. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Of-   Since January 2007.
                              ficer                  Serves at the discre-
                                                     tion of the Board
--------------------------------------------------------------------------------

Pioneer Growth Leaders Fund
                                                                                          Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                 by this Officer
Gary Sullivan (49)            Fund Accounting Manager - Fund Accounting, Administra-      None
                              tion and Controllership Services of Pioneer; and Assistant
                              Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Fund Administration Manager - Fund Accounting,              None
                              Administration and Controllership Services since
                              June 2003 and Assistant Treasurer of all of the Pioneer
                              Funds since September 2003; Assistant Vice President -
                              Mutual Fund Operations of State Street Corporation from
                              June 2002 to June 2003 (formerly Deutsche Bank As-
                              set Management)
-------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Officer of Pioneer since December 2006     None
                              and of all the Pioneer Funds since January 2007; Vice
                              President and Compliance Officer, MFS Investment
                              Management (August 2005 to December 2006); Consult-
                              ant, Fidelity Investments (February 2005 to July 2005);
                              Independent Consultant (July 1997 to February 2005)

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

     We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address            ask.pioneer@pioneerinvestments.com
     (for general questions about Pioneer only)

     Visit our web site:                            www.pioneerinvestments.com

 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     PIONEER
                                    ---------
                                     GROWTH
                                 OPPORTUNITIES
                                      FUND

                                     PGOFX
                                 Ticker Symbol

                                     Annual
                                     Report

                                    12/31/07

                             [LOGO] PIONEER
                                    Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            8

Prices and Distributions                                                     9

Performance Update                                                          10

Comparing Ongoing Fund Expenses                                             14

Schedule of Investments                                                     16

Financial Statements                                                        26

Notes to Financial Statements                                               34

Report of Independent Registered Public Accounting Firm                     41

Approval of Investment Advisory Agreement                                   42

Trustees, Officers and Service Providers                                    46

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Even against this "wall of worry" backdrop, the performance of major asset classes in 2007 was generally positive. Despite several interim setbacks and poor performance near year-end, the Standard & Poor's 500 Index increased 5% in 2007, the Dow Jones Industrial Average increased 9%, and the NASDAQ Composite Index increased 10%. International developed and emerging markets equities performed even better, reflecting both a weakening U.S. dollar, which boosts returns for U.S. dollar-based investors, and solid local currency returns. The MSCI EAFE Developed Market Index rose 12%, and the MSCI Emerging Markets Index rose 40% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, rose 7%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter


Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

The Class A shares of the Pioneer Growth Opportunities Fund produced a total return of -3.90% at net asset value during the 12-month period ended December 31, 2007, trailing the 7.05% return of its benchmark, the Russell 2000 Growth Index. The Fund also underperformed the 8.70% average return of the 591 funds in the Lipper Small-Cap Growth category.

In the following interview, Diego Franzin and Peter Wiley, members of the Pioneer Growth Opportunities Fund team, discuss the factors that influenced the Fund's performance during the 12-month period ended December 31, 2007.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   How did the U.S. stock market perform in 2007?

A: The broader U.S. market gained ground during the past year, but the returns of its underlying asset classes were highly divergent. For instance, the Standard and Poor's 500 Stock Index (the S&P 500), a measure of large-cap performance, gained 5.49%, but the Russell 2000 Index, which measures the performance of small-caps, lost 1.57%. Within the small-cap space, growth stocks vastly outperformed value stocks. Additionally, within the Fund's small-cap growth asset class, the most highly-valued securities outperformed more reasonably-valued companies by a wide margin. Among stocks in the Russell 2000 Growth Index, those with price-to-earnings (p/e) ratios above 27.4 returned 10.56%, but those with p/e ratios below 16.7 returned -0.50%. At the same time, stocks with earnings growth above 20% delivered a return of 12.04%, while those with earnings growth below 14.5% returned -2.65%. This helps illustrate that growth, and not valuations, was the most important determinant of stock price performance during the past year.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    For the Fund, this environment proved extremely difficult. We look for stocks with sustainable growth that are also reasonably valued; or in other words, the type of stock that was out of favor in 2007. While this led to substantial underperformance for the Fund during the anomalous environment of the past year, we remain committed to our approach, which we believe can prove effective over the long term.

Q:   With this as the backdrop, did you make any changes to the Fund's approach?


A: In terms of our broader investment philosophy, no. We believe the worst time to make a change as asset managers is when your particular strategy is out of favor because markets often normalize quickly - thereby punishing fickle investors who chase the latest trend. However, we did make small changes to our various stock selection models, reflecting our view that the dynamic nature of the market requires a flexible approach.

     We employ 17 different industry and/or sector models covering our investment universe. Each model identifies specific company traits that tend to lead to outperformance within certain industries or sectors over time. In the basic materials sector, for instance, we look for companies with high and growing profit margins and the ability to generate free cash flow. In another industry/sector model, a different set of traits may be used to identify companies that tend to outperform over time. Of the 17 industry/sector models we use, we reevaluated and refreshed 14 of them during 2007. We believe this flexible and incremental approach to fine-tuning the Fund's model - rather than making wholesale changes during times of market turbulence - is the best way to deliver long-term outperformance.

Q:   What individual stocks helped and hurt Fund performance?

A: In reviewing the Fund's underperformance, a few stocks stood out as detractors. AMN Healthcare Services and Radio Shack were the Fund's two largest laggards. AMN posted earnings in line with estimates, but underperformed when management lowered future earnings guidance due to lighter-than-expected demand for contract nursing. Additionally, the company experienced pressure on its profit margins. Radio Shack, meanwhile, underperformed after failing to meet investor expectations for a turnaround. Aside

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

     from these two companies, the Fund's underperformance was the result of a large number of minor individual detractors.

     On the plus side, we generated the best stock selection in the materials sector, where the top contributors were the steel company Cleveland-Cliffs and the aggregates company Florida Rock Industries, which was taken over at a substantial premium in February by Vulcan Industries. In terms of individual companies, the Fund's most notable winners were BioMarin Pharmaceutical, which received approval from the Food and Drug Administration for one of its key products; Priceline.com, which announced positive earnings surprises every quarter during 2007; and Webex, the video conferencing firm that was taken over at a premium by Cisco Systems in mid-March.

Q:   How is the Fund positioned with respect to its industry weightings?

A: While we strive to keep the Fund's broad sector weightings near those of the benchmark, we will opportunistically take weightings above or below the benchmark in certain industries. The most important shift we made on this front was to underweight financial stocks during the first half of 2007, a decision that was based on our concerns about growing credit issues and the shrinking margin between short- and longer-term interest rates. We maintained, and actually increased, this underweight throughout the second half, which enabled the Fund to avoid the many earnings shortfalls that plagued the financial sector. In addition, our concern about the flagging health of the consumer spending area of the U.S. economy prompted us to move to an underweight in the consumer discretionary group later in the year.

Q:   Do you have any closing thoughts for investors?

A: We believe our disciplined investment process and focus on individual stock selection will enable the Fund to take advantage of the opportunities that have been created by the recent turbulence in the markets. We remain focused on finding securities with attractive, sustainable growth and reasonable valuations - a strategy that has performed well over time notwithstanding the challenges of 2007.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)
[THE FOLLOWING DATA IS REPRESENTED IN THE PRINTED MATERIAL AS A PIE CHART]

U.S.Common Stocks                                            85.7%
Temporary Cash Investments                                   14.3%


Sector Distribution

--------------------------------------------------------------------------------
(As a percentage of equity holdings)
[THE FOLLOWING DATA IS REPRESENTED IN THE PRINTED MATERIAL AS A PIE CHART]

Information Technology                                       23.8%
Health Care                                                  22.2%
Consumer Discretionary                                       20.1%
Industrials                                                  16.6%
Energy                                                        7.6%
Materials                                                     4.2%
Financials                                                    2.5%
Telecommunication Services                                    1.6%
Consumer Staples                                              1.4%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


    1.   Priceline.com, Inc.                 2.24%
    2.   Thoratec Corp.                      1.57
    3.   Crane Co.                           1.52
    4.   BioMarin Pharmaceutical, Inc.       1.52
    5.   Advanced Magnetics, Inc.            1.51
    6.   National Instruments Corp.          1.49
    7.   Waddell & Reed Financial, Inc.      1.39
    8.   Quest Software, Inc.                1.35
    9.   DeVry, Inc.                         1.28
   10.   Morningstar, Inc.                   1.27

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class   12/31/07   12/31/06
------- ---------- ---------
    A     $25.24    $28.81
    B     $22.42    $26.19
    C     $22.57    $26.32
    Y     $25.59    $29.05

Distributions Per Share
--------------------------------------------------------------------------------


                              1/1/07 - 12/31/07
                              -----------------
                   Net
               Investment           Short-Term            Long-Term
 Class           Income           Capital Gains         Capital Gains
-------       ------------       ---------------       --------------
    A              $ -                 $ -                 $2.3649
    B              $ -                 $ -                 $2.3649
    C              $ -                 $ -                 $2.3649
    Y              $ -                 $ -                 $2.3649

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                   CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund at public offering price, compared to that of the Russell 2000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)
                                  Net Asset    Public Offering
Period                           Value (NAV)     Price (POP)
10 Years                             3.76%         3.15%
5 Years                             13.08         11.74
1 Year                              -3.90         -9.43
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                    Gross          Net
                                    1.30%          1.30%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED IN THE PRINTED MATERIAL AS A MOUNTAIN CHART]

Value of $10,000 Investment

                     Pioneer Growth              Russell 2000
                   Opportunities Fund            Growth Index
 12/97                  9,425                      10,000
 12/99                 10,083                      14,485
 12/01                 11,712                      10,199
 12/03                 10,592                      10,566
 12/05                 13,537                      12,579
 12/07                 13,631                      15,262

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class A shares of the Fund prior to December 10, 2004 is the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)
                                      If          If
Period                               Held      Redeemed
 10 Years                            2.87%       2.87%
 5 Years                            12.02       12.02
 1 Year                             -5.06       -8.48
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                     Gross         Net
                                     2.40%       2.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED IN THE PRINTED MATERIAL AS A MOUNTAIN CHART]

Value of $10,000 Investment

                      Pioneer Growth              Russell 2000
  Date              Opportunities Fund            Growth Index
 12/97                   10,000                      10,000
 12/99                   10,506                      14,485
 12/01                   12,042                      10,199
 12/03                   10,729                      10,566
 12/05                   13,471                      12,579
 12/07                   13,268                      15,262

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class B shares of the Fund prior to December 10, 2004 is the performance of the predecessor fund's Class B shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)
                                      If          If
Period                               Held      Redeemed
 Life-of-Class
 (4/30/00)                           2.71%      2.71%
 5 Years                            12.14      12.14
 1 Year                             -4.96      -4.96
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                     Gross        Net
                                     2.28%       2.28%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED IN THE PRINTED MATERIAL AS A MOUNTAIN CHART]

Value of $10,000 Investment

                   Pioneer Growth                 Russell 2000
 Date            Opportunities Fund               Growth Index
  4/00                 10,000                       10,000
 12/01                 11,075                        7,167
 12/03                  9,876                        7,424
 12/05                 12,429                        8,839
 12/07                 12,278                       10,724


   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class C shares of the Fund prior to December 10, 2004 is the performance of the predecessor fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of predecessor fund. If all the expenses of the Fund were reflected, the performance would be lower.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of December 31, 2007)
                                      If          If
Period                               Held      Redeemed
 10 Years                            3.88%       3.88%
 5 Years                            13.35       13.35
 1 Year                             -3.48       -3.48
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                     Gross         Net
                                     0.72%        0.72%

[THE FOLLOWING DATA IS REPRESENTED IN THE PRINTED MATERIAL AS A MOUNTAIN CHART]

Value of $10,000 Investment

                   Pioneer Growth                 Russell 2000
                 Opportunities Fund               Growth Index
 12/97                10,000                         10,000
                      10,447                         10,123
 12/99                10,700                         14,485
                      10,216                         11,236
 12/01                12,429                         10,199
                       7,823                          7,113
 12/03                11,240                         10,566
                      13,738                         12,077
 12/05                14,379                         12,579
                      15,164                         14,257
 12/07                14,636                         15,262


   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

   Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class Y shares prior to December 10, 2004 is the performance of the predecessor fund's Class A shares, which has not been restated to reflect any differences in any applicable sales charges (but not differences in expenses, including Rule 12b-1 fees). This adjustment has the effect of reducing the previously reported performance of predecessor fund. If all the expenses of the Fund were reflected, the performance would be lower.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities Fund Based on actual returns from July 1, 2007 through December 31, 2007.

Share Class                       A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account Value      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/07
 Ending Account Value         $  897.12      $  891.87      $  892.06      $  898.95
 On 12/31/07
 Expenses Paid                $    5.64      $   11.40      $   10.59      $    3.49
 During Period*

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.18%, 2.39%, 2.22% and 0.73% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from July 1, 2007 through December 31, 2007.

Share Class                      A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account Value     $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/07
 Ending Account Value        $1,019.26      $1,013.16      $1,104.01      $1,021.53
 On 12/31/07
 Expenses Paid               $    6.01      $   12.13      $   11.27      $    3.72
 During Period*

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.18%, 2.39%, 2.22% and 0.73% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07
--------------------------------------------------------------------------------

 Shares                                                                   Value
             COMMON STOCKS - 97.4%
             Energy - 7.4%
             Oil & Gas Drilling - 1.8%
 51,400      Atwood Oceanics, Inc.*                                $  5,152,336
 75,300      Pride International, Inc.*                               2,552,670
                                                                   ------------
                                                                   $  7,705,006
                                                                   ------------
             Oil & Gas Equipment & Services - 2.5%
108,100      Global Industries, Ltd.*                              $  2,315,502
 96,500      Helix Energy Solutions Group, Inc.*                      4,004,750
122,000      Superior Energy Services, Inc.*                          4,199,240
                                                                   ------------
                                                                   $ 10,519,492
                                                                   ------------
             Oil & Gas Exploration & Production - 2.2%
 65,400      Arena Resources, Inc.*                                $  2,727,834
 75,900      ATP Oil & Gas Corp.*(b)                                  3,835,986
 44,600      Plains Exploration and Product Co.*                      2,408,400
                                                                   ------------
                                                                   $  8,972,220
                                                                   ------------
             Oil & Gas Refining & Marketing - 0.9%
 91,800      Frontier Oil Corp.                                    $  3,725,244
                                                                   ------------
             Total Energy                                          $ 30,921,962
                                                                   ------------
             Materials - 4.0%
             Construction Materials - 0.7%
 23,000      Martin Marietta Materials, Inc. (b)                   $  3,049,800
                                                                   ------------
             Fertilizers & Agricultural Chemicals - 0.8%
 20,600      Terra Nitrogen Co.*(b)                                $  3,080,318
                                                                   ------------
             Specialty Chemicals - 0.6%
 62,800      Albemarle Corp.                                       $  2,590,500
                                                                   ------------
             Steel - 1.9%
 44,600      Carpenter Technology Corp.                            $  3,352,582
 48,400      Cleveland-Cliffs, Inc. (b)                               4,878,720
                                                                   ------------
                                                                   $  8,231,302
                                                                   ------------
             Total Materials                                       $ 16,951,920
                                                                   ------------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Shares                                                                   Value
             Capital Goods - 10.9%
             Aerospace & Defense - 2.0%
 99,200      Cubic Corp.*                                          $  3,888,640
 79,500      Teledyne Technologies, Inc.*                             4,239,735
                                                                   ------------
                                                                   $  8,128,375
                                                                   ------------
             Construction & Engineering - 1.2%
 74,300      Perini Corp.*                                         $  3,077,506
 30,400      Shaw Group, Inc.*                                        1,837,376
                                                                   ------------
                                                                   $  4,914,882
                                                                   ------------
             Construction & Farm Machinery & Heavy Trucks - 1.2%
 35,600      AGCO Corp.*                                           $  2,420,088
 50,900      The Toro Co. (b)                                         2,770,996
                                                                   ------------
                                                                   $  5,191,084
                                                                   ------------
             Electrical Component & Equipment - 2.0%
 59,100      Acuity Brands, Inc.                                   $  2,659,500
 90,700      Belden CDT, Inc,                                         4,036,150
 36,100      Regal-Beloit Corp.                                       1,622,695
                                                                   ------------
                                                                   $  8,318,345
                                                                   ------------
             Industrial Conglomerates - 1.4%
393,200      Cardiome Pharma Corp.*(b)                             $  3,507,344
 66,400      Walter Industries, Inc.                                  2,385,752
                                                                   ------------
                                                                   $  5,893,096
                                                                   ------------
             Industrial Machinery - 3.1%
 78,500      Applied Power, Inc.*                                  $  2,669,785
 60,100      Barnes Group, Inc.                                       2,006,739
144,800      Crane Co.                                                6,211,920
 43,300      L.B. Foster Co.*                                         2,239,909
                                                                   ------------
                                                                   $ 13,128,353
                                                                   ------------
             Total Capital Goods                                   $ 45,574,135
                                                                   ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

 Shares                                                                   Value
             Commercial Services & Supplies - 4.5%
             Diversified Commercial Services - 1.7%
 64,300      ChoicePoint, Inc.*                                    $  2,341,806
 38,200      Corporate Executive Board Co.                            2,295,820
 26,600      The Dun & Bradstreet Corp.                               2,357,558
                                                                   ------------
                                                                   $  6,995,184
                                                                   ------------
             Environmental & Facilities Services - 0.6%
 83,100      Republic Services, Inc.                               $  2,605,185
                                                                   ------------
             Human Resource & Employment Services - 0.6%
181,800      TrueBlue, Inc.*                                       $  2,632,464
                                                                   ------------
             Office Services & Supplies - 1.6%
132,200      American Reprographics Co.*(b)                        $  2,178,656
114,200      Knoll, Inc.                                              1,876,306
 77,700      Miller (Herman), Inc.                                    2,516,703
                                                                   ------------
                                                                   $  6,571,665
                                                                   ------------
             Total Commercial Services & Supplies                  $ 18,804,498
                                                                   ------------
             Transportation - 0.7%
             Air Freight & Couriers - 0.4%
 29,000      Atlas Air Worldwide Holdings, Inc.*                   $  1,572,380
                                                                   ------------
             Railroads - 0.3%
 43,800      Kansas City Southern Industries, Inc.*                $  1,503,654
                                                                   ------------
             Total Transportation                                  $  3,076,034
                                                                   ------------
             Consumer Durables & Apparel - 6.5%
             Apparel, Accessories & Luxury Goods - 2.0%
 63,800      Fossil, Inc.*                                         $  2,678,324
 52,100      Lululemon Athletica, Inc.*(b)                            2,467,977
 87,400      Phillips-Van Heusen Corp.                                3,221,564
                                                                   ------------
                                                                   $  8,367,865
                                                                   ------------
             Footwear - 3.3%
 59,800      Crocs, Inc.*                                          $  2,201,238
 25,700      Deckers Outdoor Corp.*                                   3,985,042
167,800      Iconix Brand Group, Inc.*                                3,298,948
179,700      Wolverine World Wide, Inc.                               4,406,244
                                                                   ------------
                                                                   $ 13,891,472
                                                                   ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Shares                                                                   Value
             Home Furnishings - 0.6%
 86,500      Tempur-Pedic International, Inc.*(b)                  $  2,246,405
                                                                   ------------
             Household Appliances - 0.6%
 53,500      Snap-On, Inc.                                         $  2,580,840
                                                                   ------------
             Total Consumer Durables & Apparel                     $ 27,086,582
                                                                   ------------
             Consumer Services - 3.8%
             Casinos & Gaming - 1.0%
167,800      Monarch Casino & Resort, Inc.*                        $  4,040,624
                                                                   ------------
             Education Services - 1.8%
 35,000      Capella Education Co.*                                $  2,291,100
100,100      DeVry, Inc.                                              5,201,196
                                                                   ------------
                                                                   $  7,492,296
                                                                   ------------
             Restaurants - 0.4%
 70,200      Wendy's International, Inc.                           $  1,813,968
                                                                   ------------
             Specialized Consumer Services - 0.6%
 63,600      Sotheby's Holding, Inc.                               $  2,423,160
                                                                   ------------
             Total Consumer Services                               $ 15,770,048
                                                                   ------------
             Media - 3.1%
             Movies & Entertainment - 1.0%
153,500      Marvel Entertainment, Inc.*(b)                        $  4,099,985
                                                                   ------------
             Publishing - 2.1%
110,300      Interactive Data Corp.                                $  3,641,003
 66,600      Morningstar, Inc.*                                       5,178,150
                                                                   ------------
                                                                   $  8,819,153
                                                                   ------------
             Total Media                                           $ 12,919,138
                                                                   ------------
             Retailing - 6.2%
             Apparel Retail - 2.4%
 59,400      Abercrombie & Fitch Co.                               $  4,750,218
 92,050      Aeropostale, Inc.*                                       2,439,325
 58,200      J. Crew Group, Inc.*                                     2,805,822
                                                                   ------------
                                                                   $  9,995,365
                                                                   ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

 Shares                                                                   Value
            Computer & Electronics Retail - 0.5%
139,400     Radioshack Corp.                                       $  2,350,284
                                                                   ------------
            General Merchandise Stores - 0.5%
130,100     Big Lots, Inc.*(b)                                     $  2,080,299
                                                                   ------------
            Internet Retail - 2.8%
 36,200     Blue Nile, Inc.*(b)                                    $  2,463,772
 79,400     Priceline.com, Inc.*(b)                                   9,119,884
                                                                   ------------
                                                                   $ 11,583,656
                                                                   ------------
            Total Retailing                                        $ 26,009,604
                                                                   ------------
            Household & Personal Products - 1.4%
            Household Products - 0.6%
 45,000     Church & Dwight Co., Inc.                              $  2,433,150
                                                                   ------------
            Personal Products - 0.8%
141,300     Bare Escentuals, Inc.*(b)                              $  3,426,525
                                                                   ------------
            Total Household & Personal Products                    $  5,859,675
                                                                   ------------
            Health Care Equipment & Services - 8.8%
            Health Care Equipment - 3.4%
195,600     Insulet Corp.*                                         $  4,592,688
 55,300     Kinetic Concepts, Inc.*                                   2,961,868
351,700     Thoratec Corp.*                                           6,397,423
                                                                   ------------
                                                                   $ 13,951,979
                                                                   ------------
            Health Care Services - 3.0%
 85,400     Amedisys, Inc.*                                        $  4,143,608
 54,400     Chemed Corp.                                              3,039,872
 52,600     DaVita, Inc.*                                             2,964,010
 36,700     Pediatrix Medical Group, Inc.*                            2,501,105
                                                                   ------------
                                                                   $ 12,648,595
                                                                   ------------
            Health Care Supplies - 1.2%
 67,100     Cynosure, Inc.*                                        $  1,775,466
 78,600     West Pharmaceuticals Services, Inc.                       3,190,374
                                                                   ------------
                                                                   $  4,965,840
                                                                   ------------
            Health Care Technology - 0.6%
110,200     IMS Health, Inc.                                       $  2,539,008
                                                                   ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Shares                                                                   Value
             Managed Health Care - 0.6%
 94,700      Centene Corp.*                                        $  2,598,568
                                                                   ------------
             Total Health Care Equipment & Services                $ 36,703,990
                                                                   ------------
             Pharmaceuticals & Biotechnology - 12.9%
             Biotechnology - 7.2%
174,900      BioMarin Pharmaceutical, Inc.*                        $  6,191,460
 55,400      Cephalon, Inc.*                                          3,975,504
226,100      Cubist Pharmaceuticals, Inc.*                            4,637,311
 59,000      ImClone Systems, Inc.*                                   2,537,000
 52,300      Lifecell Corp.*                                          2,254,653
 88,900      Martek Biosciences Corp.*                                2,629,662
 58,500      Myriad Genetics, Inc.*                                   2,715,570
148,000      PDL BioPharma, Inc.*                                     2,592,960
 23,900      United Therapeutics Corp.*                               2,333,835
                                                                   ------------
                                                                   $ 29,867,955
                                                                   ------------
             Life Sciences Tools & Services - 3.6%
102,500      Advanced Magnetics, Inc.*                             $  6,163,325
 53,200      Parexel International Corp.*                             2,569,560
 60,400      Varian, Inc.*                                            3,944,120
 28,200      Ventana Medical Systems, Inc.*                           2,459,886
                                                                   ------------
                                                                   $ 15,136,891
                                                                   ------------
             Pharmaceuticals - 2.1%
313,200      Salix Pharmaceuticals, Ltd.*(b)                       $  2,468,016
146,100      Sciele Pharma, Inc.*(b)                                  2,987,745
121,900      Watson Pharmaceuticals, Inc.*                            3,308,366
                                                                   ------------
                                                                   $  8,764,127
                                                                   ------------
             Total Pharmaceuticals & Biotechnology                 $ 53,768,973
                                                                   ------------
             Diversified Financials - 2.4%
             Asset Management & Custody Banks - 2.4%
111,000      Federated Investors, Inc.*                            $  4,568,760
156,600      Waddell & Reed Financial, Inc.                           5,651,694
                                                                   ------------
                                                                   $ 10,220,454
                                                                   ------------
             Total Diversified Financials                          $ 10,220,454
                                                                   ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

 Shares                                                                   Value
            Software & Services - 12.3%
            Application Software - 5.8%
109,300     Ansys, Inc.*                                           $  4,531,578
195,300     Cadence Design System, Inc.*                              3,322,053
 73,000     Citrix Systems, Inc.*                                     2,774,730
297,400     Quest Software, Inc.*                                     5,484,056
107,400     SPSS, Inc.*                                               3,856,734
159,200     Synopsys, Inc.*                                           4,128,056
                                                                   ------------
                                                                   $ 24,097,207
                                                                   ------------
            Internet Software & Services - 2.2%
293,500     Chordiant Software, Inc.*                              $  2,509,425
217,000     DivX, Inc.*(b)                                            3,038,000
184,000     J2 Global Communications, Inc.*(b)                        3,895,280
                                                                   ------------
                                                                   $  9,442,705
                                                                   ------------
            Systems Software - 4.3%
232,500     Falconstor Software, Inc.*(b)                          $  2,617,950
114,500     Macrovision Corp.*(b)                                     2,098,785
115,700     McAfee, Inc.*                                             4,338,750
629,700     Novell, Inc.*                                             4,326,039
139,800     Progress Software Corp.*                                  4,708,464
                                                                   ------------
                                                                   $ 18,089,988
                                                                   ------------
            Total Software & Services                              $ 51,629,900
                                                                   ------------
            Technology Hardware & Equipment - 8.0%
            Communications Equipment - 6.5%
 90,600     Blue Coat Systems, Inc.*                               $  2,978,022
 94,800     Ciena Corp.*(b)                                           3,233,628
100,600     CommScope, Inc.*                                          4,950,526
 81,100     Comtech Telecommunications*                               4,380,211
150,300     Foundry Networks, Inc.*                                   2,633,256
302,400     Harmonic, Inc.*                                           3,169,152
147,900     Interdigital, Inc.*                                       3,450,507
 71,500     NETGEAR, Inc.*                                            2,550,405
                                                                   ------------
                                                                   $ 27,345,707
                                                                   ------------

22   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Shares                                                                Value
              Electronic Equipment & Instruments - 1.5%
   182,400    National Instruments Corp.                           $  6,079,392
                                                                   ------------
              Total Technology Hardware & Equipment                $ 33,425,099
                                                                   ------------
              Semiconductors - 2.9%
              Semiconductor Equipment - 1.7%
   101,500    Advanced Energy Industries, Inc.*                    $  1,327,620
   164,900    MKS Instruments, Inc.*                                  3,156,186
    66,200    Varian Semiconductor Equipment Associates, Inc.*        2,449,400
                                                                   ------------
                                                                   $  6,933,206
                                                                   ------------
              Semiconductors - 1.2%
   155,100    Omnivision Technologies, Inc.*(b)                    $  2,427,315
   293,900    SGC Holding Corp.*                                      2,609,832
                                                                   ------------
                                                                   $  5,037,147
                                                                   ------------
              Total Semiconductors                                 $ 11,970,353
                                                                   ------------
              Telecommunication Services - 1.6%
              Alternative Carriers - 1.6%
   323,000    Paetec Holding Corp.*                                $  3,149,250
   172,900    Time Warner Telecommunications, Inc.*                   3,508,141
                                                                   ------------
                                                                   $  6,657,391
                                                                   ------------
              Total Telecommunication Services                     $  6,657,391
                                                                   ------------
              TOTAL COMMON STOCKS
              (Cost $383,752,698)                                  $407,349,756
                                                                   ------------
 Principal
    Amount
              TEMPORARY CASH INVESTMENTS - 16.1%
              Repurchase Agreement - 2.2%
$9,000,000    Lehman Brothers, 0.75%, dated 12/31/07,
              repurchase price of $9,000,000 plus
              accrued interest on 1/2/08 collateralized
              by $6,883,000 U.S. Treasury Bill,
              3.875%, 1/15/09                                      $  9,000,000
                                                                   ------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

     Shares                                                                              Value
               Security Lending Collateral - 13.9%
57,863,010     Securities Lending Investment Fund, 5.19%                          $ 57,863,010
                                                                                  ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $66,863,010)                                                 $ 66,863,010
                                                                                  ------------
               TOTAL INVESTMENT IN SECURITIES - 113.4%
               (Cost $450,615,709) (a)                                            $474,212,766
                                                                                  ------------
               OTHER ASSETS AND LIABILITIES - (13.4)%                             $(55,915,369)
                                                                                  ------------
               TOTAL NET ASSETS - 100.0%                                          $418,297,397
                                                                                  ============

*    Non-income producing security.

(a) At December 31, 2007, the net unrealized gain on investments based oncost for federal income tax purposes of $451,044,569 was as follows:

          Aggregate gross unrealized gain for all investments in which there is
          an excess of value over tax cost                                         $50,814,310
          Aggregate gross unrealized loss for all investments in which there is
          an excess of tax cost over value                                         (27,646,113)
                                                                                   -----------
          Net unrealized gain                                                      $23,168,197
                                                                                   ===========

24   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(b)  At December 31, 2007, the following securities were out on loan:

      Shares     Security                               Market Value
      30,000     ATP Oil & Gas Corp.*                  $ 1,516,200
     130,878     American Reprographics Co.*             2,156,869
     139,839     Bare Escentuals, Inc.*                  3,391,096
     117,069     Big Lots, Inc.*                         1,871,933
      21,776     Blue Nile, Inc.*                        1,482,075
     362,750     Cardiome Pharma Corp.*                  3,235,730
      71,401     Ciena Corp.*                            2,435,488
      47,816     Cleveland-Cliffs, Inc.                  4,819,853
       8,900     DivX, Inc.*                               124,600
     230,175     Falconstor Software, Inc.*              2,591,771
       9,502     iShares Cohen & Steers Realty**           751,988
      80,680     J2 Global Communications, Inc.*         1,707,996
      51,553     Lululemon Athletica, Inc.*              2,442,066
     112,872     Macrovision Corp.*                      2,068,944
      22,770     Martin Marietta Materials, Inc.         3,019,302
     151,965     Marvel Entertainment, Inc.*             4,058,985
      95,453     Omnivision Technologies*                1,493,839
     290,961     ON Semiconductor Corp.**                2,583,734
      35,094     Priceline.com, Inc.*                    4,030,897
     310,055     Salix Pharmaceuticals, Ltd.*            2,443,233
     121,387     Sciele Pharma, Inc.*                    2,482,364
      55,635     Tempur-Pedic International, Inc.*       1,444,841
      20,000     Terra Nitrogen Co.*                     2,990,600
       3,400     The Toro Co.                              185,096
                                                       -----------
                 Total                                 $55,329,499
                                                       ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2007 aggregated $523,959,809 and $675,688,934, respectively.

**   Pending sale.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned
    of $55,329,499) (cost $450,615,709)                    $474,212,766
  Cash                                                        1,824,841
    Investment securities sold                                2,003,559
    Fund shares sold                                            725,308
    Dividends and interest                                       80,717
  Other                                                          50,365
                                                           ------------
     Total assets                                          $478,897,556
                                                           ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                $  2,541,815
    Upon return of securities loaned                         57,863,010
  Due to affiliates                                             106,475
  Accrued expenses                                               88,859
                                                           ------------
     Total liabilities                                     $ 60,600,159
                                                           ------------
NET ASSETS:
  Paid-in capital                                          $390,971,499
  Accumulated net realized gain on investments                3,728,841
  Net unrealized gain on investments                         23,597,057
                                                           ------------
     Total net assets                                      $418,297,397
                                                           ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $339,869,862/13,465,216 shares)        $      25.24
                                                           ============
  Class B (based on $2,384,690/106,378 shares)             $      22.42
                                                           ============
  Class C (based on $1,041,577/46,148 shares)              $      22.57
                                                           ============
  Class Y (based on $75,001,268/2,930,559 shares)          $      25.59
                                                           ============
MAXIMUM OFFERING PRICE:
  Class A ($25.24 [divided by] 94.25%)                     $      26.78
                                                           ============


26   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $509)      $1,980,419
  Interest                                                  394,544
  Income from securities loaned, net                        226,744
                                                         -----------
     Total investment income                                               $  2,601,707
                                                                           ------------
EXPENSES:
  Management fees                                        $3,234,507
  Transfer agent fees and expenses
    Class A                                                 844,283
    Class B                                                  19,382
    Class C                                                   6,507
    Class Y                                                   4,645
  Distribution Fees
    Class A                                                 993,443
    Class B                                                  27,912
    Class C                                                  12,622
  Administrative fees                                        81,632
  Custodian fees                                             28,994
  Registration fees                                          59,531
  Professional fees                                          56,773
  Printing expense                                           42,151
  Fees and expenses of nonaffiliated trustees                10,318
  Miscellaneous                                               4,627
                                                         -----------
     Total expenses                                                        $  5,427,327
     Less fees paid indirectly                                                  (40,807)
                                                                           ------------
     Net expenses                                                          $  5,386,520
                                                                           ------------
       Net investment loss                                                 $ (2,784,813)
                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments:
    Investments                                          $46,569,072
    Forward foreign currency contracts and other assets
     and liabilities denoted in foreign currency             (4,916)
    Futures contracts                                        47,507        $ 46,611,663
                                                         -----------       ------------
  Change in net unrealized gain on investments                             $(57,928,124)
                                                                           ------------
  Net loss on investments                                                  $(11,316,461)
                                                                           ------------
  Net decrease in net assets resulting from operations                     $(14,101,274)
                                                                           ============

The accompanying notes are an integral part of these financial statements.   27

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/07 and 12/31/06, respectively

                                                            Year Ended         Year Ended
                                                             12/31/07           12/31/06
FROM OPERATIONS:
Net investment loss                                       $   (2,784,813)    $   (1,101,319)
Net realized gain on investments, futures contracts
  and foreign currency transactions                           46,611,663         77,646,226
Change in net unrealized gain (loss) on investments          (57,928,124)       (43,034,425)
                                                          --------------     --------------
    Net increase (decrease) in net assets resulting
     from operations                                      $  (14,101,274)    $   33,510,482
                                                          --------------     --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($2.36 and $3.78 per share, respectively)     $  (29,810,278)    $   (7,182,866)
    Class B ($2.36 and $3.78 per share, respectively)           (237,550)          (415,720)
    Class C ($2.36 and $3.78 per share, respectively)           (100,610)          (174,058)
    Investor Class ($0.00 and $3.78 per share,
     respectively)                                                     -        (42,544,721)
    Class Y ($2.36 and $3.78 per share, respectively)         (6,831,734)       (21,794,728)
                                                          --------------     --------------
     Total distributions to shareowners                   $  (36,980,172)    $  (72,112,093)
                                                          --------------     --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $   38,428,553     $   71,878,352
Reinvestment of distributions                                 33,580,145         57,781,540
Cost of shares repurchased                                  (174,699,293)      (210,550,981)
                                                          --------------     --------------
    Net decrease in net assets resulting from
     Fund share transactions                              $ (102,690,595)    $  (80,891,089)
                                                          --------------     --------------
    Net decrease in net assets                            $ (153,772,041)    $ (119,492,700)
NET ASSETS:
Beginning of year                                            572,069,438        691,562,138
                                                          --------------     --------------
End of year                                               $  418,297,397     $  572,069,438
                                                          ==============     ==============
Distributions in excess of net investment income          $            -     $      (21,977)
                                                          ==============     ==============


28    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   '07 Shares      '07 Amount       '06 Shares        '06 Amount
CLASS A
Shares sold                           634,674    $  18,607,842          982,457     $   31,205,132
Shares converted from
  Investor Class                            -                -       12,876,061        378,169,921
Reinvestment of distributions       1,178,176       28,735,726          247,904          7,040,035
Less shares repurchased            (3,205,907)     (93,713,143)        (949,051)       (29,396,411)
                                   ----------    -------------       ----------     --------------
    Net increase (decrease)        (1,393,057)   $ (46,369,575)      13,157,371     $  387,018,677
                                   ==========    =============      ===========     ==============
CLASS B
Shares sold                            24,905    $     641,162           45,670     $    1,375,490
Reinvestment of distributions          10,082          218,692           14,825            383,225
Less shares repurchased               (48,708)      (1,275,450)         (61,436)        (1,789,640)
                                   ----------    -------------       ----------     --------------
    Net decrease                      (13,721)   $    (415,596)            (941)    $      (30,925)
                                   ==========    =============      ===========     ==============
CLASS C
Shares sold                            14,380    $     383,487           28,067     $      843,402
Reinvestment of distributions           4,484           99,945            6,403            166,483
Less shares repurchased               (25,188)        (681,031)         (12,579)          (360,654)
                                   ----------    -------------       ----------     --------------
    Net increase (decrease)            (6,324)   $    (197,599)          21,891     $      649,231
                                   ==========    =============      ===========     ==============
INVESTOR CLASS
Shares sold                                 -    $           -           11,741     $      368,970
Reinvestment of distributions               -                -        1,388,568         40,546,191
Shares converted to Class A                 -                -      (12,520,924)      (378,169,921)
Less shares repurchased                     -                -       (2,035,668)       (65,337,645)
                                   ----------    -------------      -----------     --------------
    Net decrease                            -    $           -      (13,156,283)    $ (402,592,405)
                                   ==========    =============      ===========     ==============
CLASS Y
Shares sold                           656,274    $  18,796,062        1,219,518     $   38,085,358
Reinvestment of distributions         183,057        4,525,782          337,141          9,645,606
Less shares repurchased            (2,707,107)     (79,029,669)      (3,676,043)      (113,666,631)
                                   ----------    -------------      -----------     --------------
    Net decrease                   (1,867,776)   $ (55,707,825)      (2,119,384)    $  (65,935,667)
                                   ==========    =============      ===========     ==============

The accompanying notes are an integral part of these financial statements.   29

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Year Ended    Year Ended
                                                                       12/31/07      12/31/06
CLASS A
Net asset value, beginning of period                                   $ 28.81       $ 31.16
                                                                       -------       -------
Net increase (decrease) from investment operations:
 Net investment loss                                                   $ (0.20)      $ (0.02)
 Net realized and unrealized gain (loss) on investments, futures
  contracts and foreign currency transactions                            (1.01)         1.45
                                                                       -------       -------
  Net increase (decrease) from investment operations                   $ (1.21)      $  1.43
                                                                       -------       -------
Distributions to shareowners:
 Net realized gain                                                     $ (2.36)      $ (3.78)
                                                                       -------       -------
Redemption fees                                                        $     -       $     -
                                                                       -------       -------
Net increase (decrease) in net asset value                             $ (3.57)      $ (2.35)
                                                                       -------       -------
Net asset value, end of period                                         $ 25.24       $ 28.81
                                                                       =======       =======
Total return*                                                            (3.90)%        4.78%
Ratio of net expenses to average net assets+                              1.17%         1.28%
Ratio of net investment loss to average net assets+                      (0.65)%       (0.39)%
Portfolio turnover rate                                                    104%           99%
Net assets, end of period (in thousands)                               $339,870      $428,128
Ratios with no waiver of fees and no reduction for fees
 paid indirectly:
 Net expenses                                                             1.17%         1.28%
 Net investment loss                                                     (0.65)%       (0.39)%
Ratios with waiver of fees and reduction for fees paid indirectly:
 Net expenses                                                             1.16%         1.28%
 Net investment loss                                                     (0.64)%       (0.39)%


                                                                     Year Ended      Year Ended     Year Ended
                                                                      12/31/05      12/31/04 (a)     12/31/03
CLASS A
Net asset value, beginning of period                                  $ 29.80        $  24.38        $ 16.97
                                                                      -------        --------        -------
Net increase (decrease) from investment operations:
 Net investment loss                                                  $ (0.12)       $  (0.14)(b)    $ (0.16)
 Net realized and unrealized gain (loss) on investments, futures
  contracts and foreign currency transactions                            1.48            5.56           7.56
                                                                      -------        --------        -------
  Net increase (decrease) from investment operations                  $  1.36        $   5.42        $  7.40
                                                                      -------        --------        -------
Distributions to shareowners:
 Net realized gain                                                    $     -        $      -        $     -
                                                                      -------        --------        -------
Redemption fees                                                       $     -        $      -(c)     $  0.01
                                                                      -------        --------        -------
Net increase (decrease) in net asset value                            $  1.36        $   5.42        $  7.41
                                                                      -------        --------        -------
Net asset value, end of period                                        $ 31.16        $  29.80        $ 24.38
                                                                      =======        ========        =======
Total return*                                                            4.56%          22.23%         43.67%
Ratio of net expenses to average net assets+                             1.26%           1.31%          1.33%
Ratio of net investment loss to average net assets+                     (0.56)%         (0.55)%        (0.70)%
Portfolio turnover rate                                                    83%             17%            46%
Net assets, end of period (in thousands)                              $53,000        $ 23,225        $21,475
Ratios with no waiver of fees and no reduction for fees
 paid indirectly:
 Net expenses                                                            1.26%           2.29%          2.38%
 Net investment loss                                                    (0.56)%         (1.53)%        (1.75)%
Ratios with waiver of fees and reduction for fees paid indirectly:
 Net expenses                                                            1.26%           1.31%          1.33%
 Net investment loss                                                    (0.56)%         (0.55)%        (0.70)%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.
(b) Net investment loss per share has been calculated using the average shares method.
(c)  Amount rounds to less than $0.01 cent per share.

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Year Ended  Year Ended
                                                                      12/31/07    12/31/06
CLASS B
Net asset value, beginning of period                                  $ 26.19     $ 28.94
                                                                      -------     -------
Net increase (decrease) from investment operations:
 Net investment loss                                                  $ (0.48)    $ (0.48)
 Net realized and unrealized gain (loss) on investments, futures
  contracts and foreign currency transactions                           (0.93)       1.51
                                                                      -------     -------
  Net increase (decrease) from investment operations                  $ (1.41)    $  1.03
                                                                      -------     -------
Distributions to shareowners:
 Net realized gain                                                    $ (2.36)    $ (3.78)
                                                                      -------     -------
Redemption fees                                                       $     -     $     -
                                                                      -------     -------
Net increase (decrease) in net asset value                            $ (3.77)    $ (2.75)
                                                                      -------     -------
Net asset value, end of period                                        $ 22.42     $ 26.19
                                                                      =======     =======
Total return*                                                           (5.06)%      3.74%
Ratio of net expenses to average net assets+                             2.40%       2.40%
Ratio of net investment loss to average net assets+                     (1.88)%     (1.67)%
Portfolio turnover rate                                                   104%         99%
Net assets, end of period (in thousands)                              $ 2,385     $ 3,145
Ratios with no waiver of fees and no reduction for fees
 paid indirectly:
 Net expenses                                                            2.40%       2.40%
 Net investment loss                                                    (1.88)%     (1.67)%
Ratios with waiver of fees and reduction for fees paid indirectly:
 Net expenses                                                            2.37%       2.38%
 Net investment loss                                                    (1.85)%     (1.65)%


                                                                     Year Ended      Year Ended     Year Ended
                                                                      12/31/05      12/31/04 (a)     12/31/03
CLASS B
Net asset value, beginning of period                                  $ 27.94        $  23.05        $ 16.16
                                                                      -------        --------        -------
Net increase (decrease) from investment operations:
 Net investment loss                                                  $ (0.16)       $  (0.47)(b)    $ (0.28)
 Net realized and unrealized gain (loss) on investments, futures
  contracts and foreign currency transactions                            1.16            5.36           7.16
                                                                      -------        --------        -------
  Net increase (decrease) from investment operations                  $  1.00        $   4.89        $  6.88
                                                                      -------        --------        -------
Distributions to shareowners:
 Net realized gain                                                    $     -        $      -        $     -
                                                                      -------        --------        -------
Redemption fees                                                       $     -        $      -(c)     $  0.01
                                                                      -------        --------        -------
Net increase (decrease) in net asset value                            $  1.00        $   4.89        $  6.89
                                                                      -------        --------        -------
Net asset value, end of period                                        $ 28.94        $  27.94        $ 23.05
                                                                      =======        ========        =======
Total return*                                                            3.58%          21.21%         42.64%
Ratio of net expenses to average net assets+                             2.37%           2.08%          2.08%
Ratio of net investment loss to average net assets+                     (1.72)%         (1.37)%        (1.43)%
Portfolio turnover rate                                                    83%             17%            46%
Net assets, end of period (in thousands)                              $ 3,503        $     10        $11,126
Ratios with no waiver of fees and no reduction for fees
 paid indirectly:
 Net expenses                                                            2.37%           2.33%          2.45%
 Net investment loss                                                    (1.72)%         (1.63)%        (1.80)%
Ratios with waiver of fees and reduction for fees paid indirectly:
 Net expenses                                                            2.37%           2.08%          2.08%
 Net investment loss                                                    (1.71)%         (1.37)%        (1.43)%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.
(b) Net investment loss per share has been calculated using the average shares method.
(c)  Amount rounds to less than $0.01 cent per share.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Year Ended  Year Ended
                                                                      12/31/07    12/31/06
CLASS C
Net asset value, beginning of period                                  $ 26.32     $ 29.01
                                                                      -------     -------
Net increase (decrease) from investment operations:
 Net investment loss                                                  $ (0.46)    $ (0.36)
 Net realized and unrealized gain (loss) on investments, futures
  contracts and foreign currency transactions                           (0.93)       1.45
                                                                      -------     -------
  Net increase (decrease) from investment operations                  $ (1.38)    $  1.09
                                                                      -------     -------
Distributions to shareowners:
 Net realized gain                                                    $ (2.36)    $ (3.78)
                                                                      -------     -------
Redemption fees                                                       $     -     $     -
                                                                      -------     -------
Net increase (decrease) in net asset value                            $ (3.75)    $ (2.69)
                                                                      -------     -------
Net asset value, end of period                                        $ 22.57     $ 26.32
                                                                      =======     ========
Total return*                                                           (4.96)%      3.93%
Ratio of net expenses to average net assets+                             2.22%       2.27%
Ratio of net investment loss to average net assets+                     (1.70)%     (1.52)%
Portfolio turnover rate                                                   104%         99%
Net assets, end of period (in thousands)                              $ 1,042     $ 1,381
Ratios with no waiver of fees and no reduction for fees
 paid indirectly:
 Net expenses                                                            2.22%       2.27%
 Net investment loss                                                    (1.70)%     (1.52)%
Ratios with waiver of fees and reduction for fees paid indirectly:
 Net expenses                                                            2.20%       2.26%
 Net investment loss                                                    (1.68)%     (1.51)%



                                                                    Year Ended      Year Ended     Year Ended
                                                                      12/31/05      12/31/04 (a)     12/31/03
CLASS C
Net asset value, beginning of period                                  $ 27.94        $  23.05        $ 16.16
                                                                      -------        --------        -------
Net increase (decrease) from investment operations:
 Net investment loss                                                  $ (0.16)       $  (0.33)(b)    $ (0.29)
 Net realized and unrealized gain (loss) on investments, futures
  contracts and foreign currency transactions                            1.23            5.22           7.17
                                                                      -------        --------        -------
  Net increase (decrease) from investment operations                  $  1.07        $   4.89        $  6.88
                                                                      -------        --------        -------
Distributions to shareowners:
 Net realized gain                                                    $     -        $      -        $     -
                                                                      -------        --------        -------
Redemption fees                                                       $     -        $      -(c)     $  0.01
                                                                      -------        --------        -------
Net increase (decrease) in net asset value                            $  1.07        $   4.89        $  6.89
                                                                      -------        --------        -------
Net asset value, end of period                                        $ 29.01        $  27.94        $ 23.05
                                                                      =======        ========        =======
Total return*                                                            3.83%          21.21%         42.64%
Ratio of net expenses to average net assets+                             2.02%           2.08%          2.08%
Ratio of net investment loss to average net assets+                     (1.36)%         (1.35)%        (1.45)%
Portfolio turnover rate                                                    83%             17%            46%
Net assets, end of period (in thousands)                              $   887        $     10        $   198
Ratios with no waiver of fees and no reduction for fees
 paid indirectly:
 Net expenses                                                            2.02%           2.35%          2.48%
 Net investment loss                                                    (1.36)%         (1.62)%        (1.85)%
Ratios with waiver of fees and reduction for fees paid indirectly:
 Net expenses                                                            2.02%           2.08%          2.08%
 Net investment loss                                                    (1.36)%         (1.35)%        (1.45)%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+   Ratios with no reduction for fees paid indirectly.
(b) Net Investment loss per shares have been calculated using the average shares method.
(c) Amount rounds to less than $0.01 cent per share.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Year Ended   Year Ended     9/23/05 to
                                                       12/31/07     12/31/06      12/31/05(a)
CLASS Y
Net asset value, beginning of period                   $ 29.05      $  31.19      $  30.48
                                                       -------      --------      --------
Net increase (decrease) from
  investment operations:
  Net investment gain (loss)                           $ (0.06)     $   0.01      $  (0.01)
  Net realized and unrealized gain (loss)
   on investments, futures contracts and foreign
   currency transactions                                 (1.04)         1.63          0.72
                                                       -------      --------      --------
   Net increase from investment operations             $ (1.10)     $   1.64      $   0.71
                                                       -------      --------      --------
Distributions to shareowners:
  Net realized gain                                    $ (2.36)     $  (3.78)     $      -
                                                       -------      --------      --------
Redemption fees                                        $     -      $      -      $      -
                                                       -------      --------      --------
Net increase (decrease) in net asset value             $ (3.46)     $  (2.14)     $   0.71
                                                       -------      --------      --------
Net asset value, end of period                         $ 25.59      $  29.05      $  31.19
                                                       =======      ========      ========
Total return*                                            (3.48)%        5.46%         4.66%(b)
Ratio of net expenses to average net assets+              0.71%         0.72%         0.78%**
Ratio of net investment income (loss) to average
  net assets+                                            (0.19)%        0.00%        (0.15)%**
Portfolio turnover rate                                    104%           99%           83%
Net assets, end of period (in thousands)               $75,001      $139,415      $215,755
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                            0.71%         0.70%         0.77%**
  Net investment income (loss)                           (0.19)%        0.02%        (0.14)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class Y shares were first offered September 23, 2005
(b)  Not Annualized.

The accompanying notes are an integral part of these financial statements.   33

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Growth Opportunities Fund (the Fund) is a diversified series of Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is the successor to the Safeco Growth Opportunities Fund. Safeco Growth Opportunities Fund transferred all of its net assets in exchange for the Fund's Investor Class shares on December 10, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco Growth Opportunities Fund on December 8, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is growth of capital.

The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. As planned, Investor Class shares converted to Class A shares on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of December 31, 2007, there were no fair valued securities. Temporary cash investments are value at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

     on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At December 31, 2007, the Fund has reclassified $2,806,790 to decrease accumulated net investment loss, $160,392 to increase net realized gain on investments and $2,967,182 to decrease paid in capital. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                    2007              2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Long-term capital gain                         $36,980,172      $72,112,093
                                                 -----------      -----------
    Total                                        $36,980,172      $72,112,093
                                                 ===========      ===========
--------------------------------------------------------------------------------

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2007.

--------------------------------------------------------------------------------
                                                                      2007
--------------------------------------------------------------------------------
  Undistributed long-term gain                                    $ 4,157,701
  Unrealized appreciation                                          23,168,197
                                                                  -----------
    Total                                                         $27,325,898
                                                                  ===========
--------------------------------------------------------------------------------

     The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $4,301 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2007.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3.)

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

F.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $23,500 in management fees, administrative costs and certain other services payable to PIM at December 31, 2007.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $75,585 in transfer agents fees payable to PIMSS at December 31, 2007.

4. Distribution Plans

The Fund adopted a Plan of Distribution for Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $7,390 in distribution fees payable to PFD at December 31, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2007, CDSCs in the amount of $6,841 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2007, the Fund's expenses were reduced by $40,807 under such arrangements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2007, the Fund had no borrowings under this agreement.

7. New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust II and
Shareowners of Pioneer Growth Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Growth Opportunities Fund, one of the series comprising Pioneer Series Trust II (the "Trust"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate audit procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Growth Opportunities Fund of Pioneer Series Trust II at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

Boston, Massachusetts
February 19, 2008

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one, three and ten year periods ended June 30, 2007 and in the fifth quintile of its Morningstar category for the five year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's underperformance with PIM, the Trustees agreed that they would monitor the performance of the Fund especially closely.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the first quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the investment performance of the Fund.


Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the first quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period and that, on a hypothetical basis, such fee would be in the first quintile relative to the peer group at higher asset levels. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.


Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a Trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Position Held        Length of Service
Name and Age               With the Fund        and Term of Office
John F. Cogan, Jr. (81)*   Chairman of the      Trustee since 2003.
                           Board, Trustee and   Serves until a succes-
                           President            sor trustee is elected
                                                or earlier retirement
                                                or removal.


                                                                                       Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*   Deputy Chairman and a Director of Pioneer Global Asset      None
                           Management S.p.A. ("PGAM"); Non-Executive Chairman
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Management Inc. (since 2004); Director of
                           Fiduciary Counseling, Inc.; President and Director of
                           Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                           President of all of the Pioneer Funds; and Of Counsel,
                           Wilmer Cutler Pickering Hale and Dorr LLP
---------------------------------------------------------------------------------------------------------------

*Mr. Cogan is an Interested Trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Position Held   Length of Service
Name and Age                With the Fund   and Term of Office
David R. Bock (64)          Trustee         Trustee since 2005.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)           Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (64)          Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                            Inc. (publicly traded health care services company) (2004       Social Investment
                            - present); Partner, Federal City Capital Advisors (boutique    Company (privately-held
                            merchant bank) (1997 to 2004); and Executive Vice               affordable housing
                            President and Chief Financial Officer, Pedestal Inc.            finance company); and
                            (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
-----------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           President, Bush International, LLC (international financial     Director of Brady Corpora-
                            advisory firm)                                                  tion (industrial identifica-
                                                                                            tion and specialty coated
                                                                                            material products
                                                                                            manufacturer); Director of
                                                                                            Briggs & Stratton Co.
                                                                                            (engine manufacturer);
                                                                                            Director of UAL Corpora-
                                                                                            tion (airline holding
                                                                                            company) Director of
                                                                                            Mantech International
                                                                                            Corporation (national
                                                                                            security, defense, and
                                                                                            intelligence technology
                                                                                            firm): and Member, Board
                                                                                            of Governors, Investment
                                                                                            Company Institute
-----------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,      None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
-----------------------------------------------------------------------------------------------------------------------------

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           Position Held   Length of Service
Name and Age               With the Fund   and Term of Office
Thomas J. Perna (57)       Trustee         Trustee since 2006.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)   Trustee         Trustee since 2003.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------
John Winthrop (71)         Trustee         Trustee since 2003.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
--------------------------------------------------------------------------------

                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
Thomas J. Perna (57)       Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                           Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                           ties services) (1986 - 2004)                                  for securities lending
                                                                                         industry)
-----------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)   President and Chief Executive Officer, Newbury, Piret &       Director of New America
                           Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
-----------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)         President, John Winthrop & Co., Inc. (private investment      None
                           firm)
-----------------------------------------------------------------------------------------------------------------------------

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held         Length of Service
Name and Age                 With the Fund         and Term of Office
Daniel K. Kingsbury (49)     Executive Vice        Since March 2007.
                             President             Serves at the discre-
                                                   tion of the Board
--------------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------


                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Daniel K. Kingsbury (49)     Director, CEO and President of Pioneer Investment            None
                             Management USA Inc., Pioneer Investment Management,
                             Inc. and Pioneer Institutional Asset Management, Inc.
                             (since March 2007); Executive Vice President of all of the
                             Pioneer Funds (since March 2007); Director of Pioneer
                             Global Asset Management S.p.A. (since March 2007);
                             Head of New Markets Division, Pioneer Global Asset
                             Management S.p.A. (2000 - 2007)
-----------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
-----------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008      None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of
                             Pioneer from July 2002 to December 2007
-----------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant         None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS As-
                             set Management Services from 2002 to 2003
-----------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              Position Held          Length of Service
Name and Age                  With the Fund          and Term of Office
Gary Sullivan (49)            Assistant Treasurer    Since 2003. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Assistant Treasurer    Since 2003. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Of-   Since January 2007.
                              ficer                  Serves at the discre-
                                                     tion of the Board

                                                                                          Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                 by this Officer
Gary Sullivan (49)            Fund Accounting Manager - Fund Accounting, Administration   None
                              and Controllership Services of Pioneer; and Assistant
                              Treasurer of all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Fund Administration Manager - Fund Accounting,              None
                              Administration and Controllership Services since
                              June 2003 and Assistant Treasurer of all of the Pioneer
                              Funds since September 2003; Assistant Vice President -
                              Mutual Fund Operations of State Street Corporation from
                              June 2002 to June 2003 (formerly Deutsche Bank As-
                              set Management)
-----------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Officer of Pioneer since December 2006     None
                              and of all the Pioneer Funds since January 2007; Vice
                              President and Compliance Officer, MFS Investment
                              Management (August 2005 to December 2006); Consult-
                              ant, Fidelity Investments (February 2005 to July 2005);
                              Independent Consultant (July 1997 to February 2005)
-----------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                    SMALL AND
                                     MID CAP
                                     GROWTH
                                      FUND

                                      PAPPX
                                  Ticker Symbol

                                     Annual
                                     Report

                                    12/31/07

                           [LOGO]PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            8
Prices and Distributions                                     9
Performance Update                                          10
Comparing Ongoing Fund Expenses                             13
Schedule of Investments                                     15
Financial Statements                                        20
Notes to Financial Statements                               28
Report of Independent Registered Public Accounting Firm     34
Approval of Investment Advisory Agreement                   35
Trustees, Officers and Service Providers                    39

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Even against this "wall of worry" backdrop, the performance of major asset classes in 2007 was generally positive. Despite several interim setbacks and poor performance near year-end, the Standard & Poor's 500 Index increased 5% in 2007, the Dow Jones Industrial Average increased 9%, and the NASDAQ Composite Index increased 10%. International developed and emerging markets equities performed even better, reflecting both a weakening U.S. dollar, which boosts returns for U.S. dollar-based investors, and solid local currency returns. The MSCI EAFE Developed Market Index rose 12%, and the MSCI Emerging Markets Index rose 40% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, rose 7%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

The domestic equity market continued to move upward during the first half of 2007, sustaining the momentum of the previous two years, but the environment changed dramatically in the summer. Problems in the housing and subprime mortgage markets led to a crisis in the credit markets, leading to mounting day-to-day volatility in the equity market in the closing weeks of the year. In the following interviews, members of the management team of L. Roy Papp & Associates, which is responsible for the management of Pioneer Small and Mid Cap Growth Fund, discuss the factors that influenced Fund performance during the 12 months ended December 31, 2007.

Q:   How did the Fund perform during 2007?

A: Pioneer Small and Mid Cap Growth Fund Class A shares produced a total return of 16.88%, at net asset value, for the 12 months ended December 31, 2007. For the same period, the Fund's benchmark, the Russell 2500 Growth Index, returned 9.69%. For additional comparison, the Russell Mid-Cap Growth Index returned 11.43% and the average return of the 601 funds in Lipper's Mid Cap Growth funds category was 16.48% over the same 12-month period.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What were the principal factors affecting performance during the year?

A: Propelled by the momentum from strong corporate earnings growth, equities generally maintained their upward trajectory over the first six months of 2007. However, the backdrop for stock investing changed dramatically during the summer months, as weakness in the housing industry and growing problems in the subprime mortgage market created increasing uneasiness in the equity market. After stocks fell in July, the U.S. Federal Reserve Board (the Fed) in August began to act to restore confidence in the capital markets, injecting new liquidity into the financial

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     system and cutting the key federal funds rate. Those actions appeared to calm the market temporarily, and most stock market index averages hit new high points in October. However, stocks then began falling - sometimes to bounce back - over the volatile final weeks of 2007. Bank lending declined and consumer spending slowed, even as energy prices rose sharply.

     In the fall of the year, investors started fearing that the decelerating economy could fall into recession. Housing-related and financials stocks performed particularly poorly. In the fixed-income markets, Treasury securities rallied as investors sought to avoid credit risk. Momentum-driven stocks, many of them in technology- or agriculture-related businesses, tended to fall out of favor late in the year. We believed their stock valuations had risen to levels that were unsustainable. Larger companies with exposure to international markets tended to perform somewhat better.

     Throughout the year, we held to our discipline and avoided highly cyclical and momentum-driven stocks and stocks of companies that did not have significant track records. The Fund's holdings in small- and mid-cap growth companies tend to favor more established companies that have built long-term records. We look for opportunities among companies that have established themselves as leaders in their core businesses, even though they happen to be smaller. We focus on corporations with strong balance sheets, steady earnings growth, good cash flow and experienced management teams. Typically, we invest when we find their stock prices have fallen to attractive valuations that we think do not reflect the companies' growth prospects. We emphasize companies positioned to benefit from long-term secular trends. These include technology companies that offer productivity-enhancing products or services and financials and health care corporations that benefit from the new needs of an aging population.

Q:   What types of investments most influenced the Fund's performance in 2007?

A: We kept the Fund well diversified by industry and sector and our contributors came from a variety of areas, reflecting the diversification. One of the top performers was DeVry, a company specializing in post-secondary vocational education programs for adults.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

     Several energy-related companies did quite well as investments in energy development increased. Among the better performers were: Cameron International, an oil field services company; FMC Technologies, which designs and manufactures equipment used in deep sea drilling; and Forest Oil, an exploration and production corporation. In the financials sector, we focused on asset managers and custodians of financial assets, rather than interest-rate sensitive companies. Two companies that did very well were T. Rowe Price, the asset management and mutual fund firm with a strong presence in the retirement market, and Federated Investors, a leading manager of money market funds that gained market share because of its conservative style in a time when investors wanted to avoid exposure to credit risk. The Fund also profited from its position in Investors Financial, a custodian of financial assets that was acquired by State Street.

     Our investments in health care also did well, as we avoided traditional pharmaceutical companies in favor of medical equipment, supply, services and dental companies. Contributors included Express Scripts, a pharmacy benefits manager; Dentsply, which provides specialized equipment and supplies to dentists; Techne, which supplies proteins to the biotechnology industry; and Molecular Devices, which produces sophisticated equipment used in medical and biotechnology research.

     However, we did have some disappointments. Consumer Discretionary positions that held back results included: luxury goods retailer Coach; International Speedway, which operates automobile race tracks; and Harte-Hanks, which publishes shoppers and other free newspapers. Coach was victim to fears of a possible recession, while investors were concerned about International Speedway's acquisition of another race track. Harte-Hanks underperformed as investors feared that an economic slowdown in California could cut into its advertising revenues. While several energy selections helped, Tetra Technologies was a disappointment. It is a specialist in the decommissioning of deep-sea drilling platforms, and the relatively mild hurricane season of 2007 resulted in a slowing of its business. Also holding back results for the year was our investment in Microchip Technology, a semiconductor company with some exposure to the housing industry, as some of its products are used in devices such as thermostats and garage-door openers.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   Were there any notable changes in the Fund's portfolio during the year?

A: We sold our position in Chesapeake Energy, an independent natural gas production company, when its market capitalization became too big for the Fund, replacing it with Forest Oil. We also liquidated our positions in Cintas, a uniform rental service, and Brinker's International, an operator of Chili's and other restaurant chains. We became concerned about the growth prospects of Cintas, while Brinker's growth had begun to slow. The company earlier had been a positive contributor to the Fund. We also sold our position in Molex, a producer of wire and cable products for data transmission systems. With the proceeds, we initiated positions in several companies, including: Ametek, a manufacturer of a variety of electrical products with outstanding prospects; Informatica, a technology company that helps large institutions integrate different types of software systems; and Petsmart, which we found attractive because of its strong franchise and new services that have been added.

Q:   What is your investment outlook?

A: As we enter 2008, we think the growth of the domestic economy is likely to continue to slow. We believe higher-quality companies, with established franchises, strong balance sheets and more consistent, less cyclical earnings, should fare relatively well. At the same time, companies in the automotive, real estate, airlines industries and some retailers, may face more difficulties. We think it is likely that the Fed will continue to reduce short-term interest rates to inject additional liquidity into the financial system.

     We have focused our holdings in mid-cap growth stocks, and we emphasized several interesting technology companies that we think have solid global franchises that should allow them to grow. Overall, we believe our holdings are well positioned for an environment of slower growth in the global economy. We expect to continue to look for opportunities to benefit from important long-term secular trends, including globalization; productivity improvements through technology; and new needs created by the baby boomer generation.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                     88.8%
Temporary Cash Investments                              8.1%
Depositary Receipts for International Stocks            3.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                 24.7%
Health Care                                            19.4%
Consumer Discretionary                                 15.8%
Industrials                                            14.1%
Financials                                             10.7%
Energy                                                  8.6%
Materials                                               3.8%
Consumer Staples                                        2.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings) *

 1. Dentsply International, Inc.                       4.30%
 2. Micros Systems, Inc.                               4.12
 3. T. Rowe Price Associates, Inc.                     4.09
 4. Mettler-Toledo International, Inc.                 4.09
 5. C. R. Bard, Inc.                                   3.93
 6. Federated Investors, Inc.                          3.89
 7. Sigma-Aldrich Corp.                                3.76
 8. O'Reilly Automotive, Inc.                          3.60
 9. WPP Group Plc                                      3.42
10. DeVry, Inc.                                        3.41

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class    12/31/07     12/31/06
-----    --------     --------
  A       $31.68       $28.93
  B       $30.52       $28.19
  C       $30.62       $28.29

Distributions Per Share
--------------------------------------------------------------------------------

                    1/1/07 - 12/31/07
        ------------------------------------------
                        Short-Term       Long-Term
Class    Dividends    Capital Gains    Capital Gains
------- ----------    -------------    -------------
 A          $ -            $ -            $2.1094
 B          $ -            $ -            $2.1094
 C          $ -            $ -            $2.1094

--------------------------------------------------------------------------------
INDEX DEFINITION
--------------------------------------------------------------------------------

The Russell 2500 Growth Index measures the performance of U.S. small- and mid-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-12.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small and Mid Cap Growth Fund at public offering price, compared to that of the Russell 2500 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)

                                             Net Asset        Public Offering
Period                                      Value (NAV)         Price (POP)
Life-of-Class
(12/15/98)                                     9.84%               9.12%
5 Years                                       12.25               10.93
1 Year                                        16.88               10.17
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)

                                               Gross                Net
                                               1.62%               1.25%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                       Pioneer Small and     Russel 2500
                                      Mid Cap Growth Fund    Growth Index
12/98                                       $ 9,425             $10,000
                                            $10,626             $15,129
12/00                                       $13,919             $13,352
                                            $14,041             $10,661
12/02                                       $11,443             $ 7,739
                                            $14,859             $11,045
12/04                                       $15,670             $12,755
                                            $16,432             $14,298
12/06                                       $17,445             $15,822
12/07                                       $20,389             $17,630

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/08 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/20/04. The performance of Class A shares of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small and Mid Cap Growth Fund, compared to that of the Russell 2500 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)

                                                If                  If
Period                                         Held              Redeemed
Life-of-Class
(12/15/98)                                     8.95%               8.95%
5 Years                                       11.28               11.28
1 Year                                        15.82               11.82
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)

                                               Gross                Net
                                               2.59%               2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                       Pioneer Small and     Russel 2500
                                      Mid Cap Growth Fund    Growth Index
12/98                                       $10,000             $10,000
                                            $11,192             $15,129
12/00                                       $14,552             $13,352
                                            $14,570             $10,661
12/02                                       $11,785             $ 7,739
                                            $15,191             $11,045
12/04                                       $15,892             $12,755
                                            $16,511             $14,298
12/06                                       $17,362             $15,822
12/07                                       $20,109             $17,630

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/20/04. The performance of Class B shares of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small and Mid Cap Growth Fund, compared to that of the Russell 2500 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)

                                                If                  If
Period                                         Held              Redeemed
Life-of-Class
(12/15/98)                                     8.98%               8.98%
5 Years                                       11.35               11.35
1 Year                                        15.77               15.77
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)

                                               Gross                Net
                                               2.41%               2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                       Pioneer Small and     Russel 2500
                                      Mid Cap Growth Fund    Growth Index
12/98                                       $10,000             $10,000
                                            $11,192             $15,129
12/00                                       $14,552             $13,352
                                            $14,570             $10,661
12/02                                       $11,785             $ 7,739
                                            $15,191             $11,045
12/04                                       $15,905             $12,755
                                            $16,536             $14,298
12/06                                       $17,423             $15,822
12/07                                       $20,170             $17,630

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/20/04. The performance of Class C shares of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small and Mid Cap Growth Fund

Based on actual returns from July 1, 2007 through December 31, 2007

Share Class                         A            B            C            R
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 7/1/07
Ending Account Value            $1,038.20    $1,033.55    $1,033.48    $1,033.10
On 12/31/07
Expenses Paid During Period*    $    6.42    $   11.02    $   11.02    $    1.47

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 1.65%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 except for Class R which was 32/365 (to reflect the one-half year period).

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small and Mid Cap Growth Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from July 1, 2007 through December 31, 2007


Share Class                         A            B            C            R
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 7/1/07
Ending Account Value            $1,018.90    $1,014.37    $1,014.37    $1,002.94
On 12/31/07
Expenses Paid During Period*    $    6.36    $   10.92    $   10.92    $    1.45

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 1.65%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 except for Class R which was 32/365 (to reflect the one-half year period).

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07
--------------------------------------------------------------------------------

   Shares                                                          Value
             COMMON STOCKS - 98.2%
             Energy - 8.4%
             Oil & Gas Equipment & Services - 3.8%
   18,400    Cameron International Corp.*                    $   885,592
   17,200    FMC Technologies, Inc.                              975,240
   39,200    TETRA Technologies, Inc.*                           610,344
                                                             -----------
                                                             $ 2,471,176
                                                             -----------
             Oil & Gas Exploration & Production - 4.6%
   21,200    Forest Oil Corp.*                               $ 1,077,808
    8,200    Newfield Exploration Co.*                           432,140
   15,400    Pioneer Natural Resources Co.                       752,136
   13,000    Whiting Petroleum Corp.*                            749,580
                                                             -----------
                                                             $ 3,011,664
                                                             -----------
             Total Energy                                    $ 5,482,840
                                                             -----------
             Materials - 3.7%
             Specialty Chemicals - 3.7%
   44,000    Sigma-Aldrich Corp.                             $ 2,402,400
                                                             -----------
             Total Materials                                 $ 2,402,400
                                                             -----------
             Capital Goods - 8.9%
             Electrical Component & Equipment - 3.2%
   45,000    AMETEK, Inc.                                    $ 2,107,800
                                                             -----------
             Industrial Machinery - 5.7%
   62,000    Gardner Denver, Inc.*                           $ 2,046,000
   25,000    ITT Corp.                                         1,651,000
                                                             -----------
                                                             $ 3,697,000
                                                             -----------
             Total Capital Goods                             $ 5,804,800
                                                             -----------
             Commercial Services & Supplies - 2.0%
             Diversified Commercial Services - 2.0%
   35,000    ChoicePoint, Inc.*                              $ 1,274,700
                                                             -----------
             Total Commercial Services & Supplies            $ 1,274,700
                                                             -----------
             Transportation - 3.0%
             Air Freight & Couriers - 3.0%
   44,000    Expeditors International of Washington, Inc.    $ 1,965,920
                                                             -----------
             Total Transportation                            $ 1,965,920
                                                             -----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
             Consumer Durables & Apparel - 1.5%
             Apparel, Accessories & Luxury Goods - 1.5%
   32,000    Coach, Inc.*                                    $   978,560
                                                             -----------
             Total Consumer Durables & Apparel               $   978,560
                                                             -----------
             Consumer Services - 5.3%
             Education Services - 3.4%
   42,000    DeVry, Inc.                                     $ 2,182,320
                                                             -----------
             Leisure Facilities - 1.9%
   30,000    International Speedway Corp.                    $ 1,235,400
                                                             -----------
             Total Consumer Services                         $ 3,417,720
                                                             -----------
             Media - 4.0%
             Advertising - 4.0%
   25,050    Harte-Hanks, Inc.                               $   433,365
   34,000    WPP Group Plc                                     2,185,860
                                                             -----------
                                                             $ 2,619,225
                                                             -----------
             Total Media                                     $ 2,619,225
                                                             -----------
             Retailing - 4.7%
             Automotive Retail - 3.5%
   71,000    O'Reilly Automotive, Inc.*                      $ 2,302,530
                                                             -----------
             Specialty Stores - 1.2%
   32,500    PetSmart, Inc.                                  $   764,725
                                                             -----------
             Total Retailing                                 $ 3,067,255
                                                             -----------
             Household & Personal Products - 2.8%
             Household Products - 2.8%
   28,000    Clorox Co.                                      $ 1,824,760
                                                             -----------
             Total Household & Personal Products             $ 1,824,760
                                                             -----------
             Health Care Equipment & Services - 15.8%
             Health Care Equipment - 8.3%
   26,500    C. R. Bard, Inc.                                $ 2,512,200
   34,000    ResMed, Inc.*(b)                                  1,786,020
   14,200    Stryker Corp.                                     1,061,024
                                                             -----------
                                                             $ 5,359,244
                                                             -----------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
             Health Care Services - 3.3%
   24,000    Express Scripts, Inc.*                          $ 1,752,000
    4,000    Medco Health Solutions, Inc.*                       405,600
                                                             -----------
                                                             $ 2,157,600
                                                             -----------
             Health Care Supplies - 4.2%
   61,000    Dentsply International, Inc.                    $ 2,746,220
                                                             -----------
             Total Health Care Equipment & Services          $10,263,064
                                                             -----------
             Pharmaceuticals & Biotechnology - 3.3%
             Life Sciences Tools & Services - 3.3%
   32,500    Techne Corp.*                                   $ 2,146,625
                                                             -----------
             Total Pharmaceuticals & Biotechnology           $ 2,146,625
                                                             -----------
             Banks - 2.7%
             Regional Banks - 2.7%
  123,000    UCBH Holdings, Inc. (b)                         $ 1,741,680
                                                             -----------
             Total Banks                                     $ 1,741,680
                                                             -----------
             Diversified Financials - 7.8%
             Asset Management & Custody Banks - 7.8%
   60,500    Federated Investors, Inc.*                      $ 2,490,180
   43,000    T. Rowe Price Associates, Inc.                    2,617,840
                                                             -----------
                                                             $ 5,108,020
                                                             -----------
             Total Diversified Financials                    $ 5,108,020
                                                             -----------
             Software & Services - 12.3%
             Application Software - 4.6%
   23,000    Adobe Systems, Inc.*                            $   982,790
  110,500    Informatica Corp.*                                1,991,210
                                                             -----------
                                                             $ 2,974,000
                                                             -----------
             Data Processing & Outsourced Services - 3.7%
   12,000    DST Systems, Inc.*                              $   990,600
   25,000    Fiserv, Inc.*                                     1,387,250
                                                             -----------
                                                             $ 2,377,850
                                                             -----------
             Systems Software - 4.0%
   37,500    Micros Systems, Inc.*                           $ 2,631,000
                                                             -----------
             Total Software & Services                       $ 7,982,850
                                                             -----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
             Technology Hardware & Equipment - 6.4%
             Electronic Equipment & Instruments - 6.4%
   23,000    Mettler-Toledo International, Inc.*             $ 2,617,400
   52,000    Trimble Navigation, Ltd.*                         1,572,480
                                                             -----------
                                                             $ 4,189,880
                                                             -----------
             Total Technology Hardware & Equipment           $ 4,189,880
                                                             -----------
             Semiconductors - 5.6%
   49,000    Linear Technology Corp.                         $ 1,559,670
   67,000    Microchip Technology, Inc. (b)                    2,105,140
                                                             -----------
                                                             $ 3,664,810
                                                             -----------
             Total Semiconductors                            $ 3,664,810
                                                             -----------
             TOTAL COMMON STOCKS
             (Cost $43,043,843)                              $63,935,109
                                                             -----------
             TEMPORARY CASH INVESTMENT - 8.7%
             Commercial Paper - 8.7%
5,630,516    Securities Lending Investment Fund, 5.19%       $ 5,630,516
                                                             -----------
             TOTAL TEMPORARY CASH INVESTMENT
             (Cost $5,630,516)                               $ 5,630,516
                                                             -----------
             TOTAL INVESTMENT IN SECURITIES - 106.9%
             (Cost $48,674,359) (a)                          $69,565,625
                                                             -----------
             OTHER ASSETS AND LIABILITIES - (6.9)%           $(4,477,745)
                                                             -----------
             TOTAL NET ASSETS - 100.0%                       $65,087,880
                                                             ===========

*    Non-income producing security

(a) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $48,676,162 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $22,665,948
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (1,776,485)
                                                                                -----------
       Net unrealized gain                                                      $20,889,463
                                                                                ===========

18 The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b)  At December 31, 2007, the following securities were out on loan:

      Shares    Security                                                   Value
      66,330    Microchip Technology, Inc.                            $2,084,089
      33,660    ResMed, Inc.*                                          1,768,160
     117,470    UCBH Holdings, Inc.                                    1,663,375
                                                                      ----------
                Total                                                 $5,515,624
                                                                      ==========

Purchase and sales of securities (excluding temporary cash investments) for the year ended December 31, 2007 aggregated $12,351,622 and $15,255,540, respectively.

The accompanying notes are an integral part of these financial statements.   19

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $5,515,624) (cost $48,674,359)                             $69,565,625
  Cash                                                           1,163,438
  Receivables -
    Fund shares sold                                               210,255
    Dividends, interest and foreign taxes withheld                  27,461
    Due from Pioneer Investment Management, Inc.                    12,482
  Other                                                             32,452
                                                               -----------
     Total assets                                              $71,011,713
                                                               -----------
LIABILITIES:
  Payables -
    Investment securities purchased                            $   152,603
    Fund shares repurchased                                         68,918
    Upon return of securities loaned                             5,630,516
  Due to affiliates                                                 24,263
  Accrued expenses                                                  47,533
                                                               -----------
     Total liabilities                                         $ 5,923,833
                                                               -----------
NET ASSETS:
  Paid-in capital                                              $44,267,700
  Accumulated net realized loss on investments                     (71,086)
  Net unrealized gain on investments                            20,891,266
                                                               -----------
     Total net assets                                          $65,087,880
                                                               ===========
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $48,012,384/1,515,534 shares)              $     31.68
                                                               ===========
  Class B (based on $8,753,186/286,762 shares)                 $     30.52
                                                               ===========
  Class C (based on $8,322,310/271,756 shares)                 $     30.62
                                                               ===========
MAXIMUM OFFERING PRICE:
  Class A ($31.68 [divided by] 94.25%)                         $     33.61
                                                               ===========

20 The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,270)      $414,555
  Interest                                                   29,961
  Income from securities loaned, net                          6,805
                                                           --------
     Total investment income                                              $  451,321
                                                                          ----------
EXPENSES:
  Management fees                                          $511,196
  Transfer agent fees and expenses
    Class A                                                 100,903
    Class B                                                  20,264
    Class C                                                  31,064
    Class R                                                     773
  Distribution fees
    Class A                                                 113,713
    Class B                                                  62,008
    Class C                                                  82,145
    Class R                                                     694
  Administrative fees                                        13,532
  Custodian fees                                             15,013
  Registration fees                                          13,375
  Professional fees                                          40,522
  Printing expense                                           23,525
  Fees and expenses of nonaffiliated trustees                 7,191
  Miscellaneous                                               4,039
                                                           --------
     Total expenses                                                       $1,039,957
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                     (151,343)
     Less fees paid indirectly                                                (6,568)
                                                                          ----------
     Net expenses                                                         $  882,046
                                                                          ----------
       Net investment loss                                                $ (430,725)
                                                                          ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                        $3,210,883
                                                                          ----------
  Change in net unrealized gain on investments                            $6,241,921
                                                                          ----------
    Net gain on investments                                               $9,452,804
                                                                          ----------
    Net increase in net assets resulting from operations                  $9,022,079
                                                                          ==========

The accompanying notes are an integral part of these financial statements.   21

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/07 and 12/31/06, respectively.

                                                              Year Ended     Year Ended
                                                               12/31/07       12/31/06
FROM OPERATIONS:
Net investment loss                                          $  (430,725)   $   (503,239)
Net realized gain on investments                               3,210,883       2,420,299
Change in net unrealized gain on investments                   6,241,921       1,958,128
                                                             -----------    ------------
    Net increase in net assets resulting from operations     $ 9,022,079    $  3,875,188
                                                             -----------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($2.11 and $0.15 per share, respectively)        $(2,981,034)   $   (223,712)
    Class B ($2.11 and $0.15 per share, respectively)           (553,301)        (24,699)
    Class C ($2.11 and $0.15 per share, respectively)           (526,388)        (45,852)
    Class R ($0.00 and $0.15 per share, respectively)                  -          (8,844)
                                                             -----------    ------------
     Total distributions to shareowners                      $(4,060,723)   $   (303,107)
                                                             -----------    ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $23,359,211    $ 11,915,190
Shares issued in reorganization                                        -         260,602
Reinvestment of distributions                                  3,595,362     (31,035,560)
Cost of shares repurchased                                   (24,390,963)              -
                                                             -----------    ------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                            $ 2,563,610    $(18,859,768)
                                                             -----------    ------------
    Net increase (decrease) in net assets                    $ 7,524,966    $(15,287,687)
NET ASSETS:
Beginning of year                                             57,562,914      72,850,601
                                                             -----------    ------------
End of year                                                  $65,087,880    $ 57,562,914
                                                             ===========    ============
Accumulated net investment income loss                       $         -    $          -
                                                             ===========    ============

22 The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth Fund
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

                                '07 Shares     '07 Amount   '06 Shares    '06 Amount
CLASS A
Shares sold                       496,691     $15,925,118     296,213    $  8,406,449
Reinvestment of distributions      85,598       2,682,740       6,856         197,457
Less shares repurchased          (540,913)    (17,154,448)   (775,535)    (21,979,789)
                                 --------     -----------    --------    ------------
    Net increase (decrease)        41,376     $ 1,453,410    (472,466)   $(13,375,883)
                                 ========     ===========    ========    ============
CLASS B
Shares sold                       163,157     $ 5,111,978      38,068    $  1,064,164
Reinvestment of distributions      16,518         499,275         723          20,304
Less shares repurchased           (59,078)     (1,845,845)   (134,610)     (3,769,400)
                                 --------     -----------    --------    ------------
    Net increase (decrease)       120,597     $ 3,765,408     (95,819)   $ (2,684,932)
                                 ========     ===========    ========    ============
CLASS C
Shares sold                        72,445     $ 2,268,562      64,528    $  1,796,337
Reinvestment of distributions      13,631         413,347       1,213          34,172
Less shares repurchased          (115,930)     (3,571,127)   (173,676)     (4,834,454)
                                 --------     -----------    --------    ------------
    Net decrease                  (29,854)    $  (889,218)   (107,935)   $ (3,003,945)
                                 ========     ===========    ========    ============
CLASS R
Shares sold                         1,832     $    53,553      23,062    $    648,240
Reinvestment of distributions           -               -         305           8,669
Less shares repurchased           (61,079)     (1,819,543)    (16,160)       (451,917)
                                 --------     -----------    --------    ------------
    Net increase (decrease)       (59,247)    $(1,765,990)      7,207    $    204,992
                                 ========     ===========    ========    ============

The accompanying notes are an integral part of these financial statements.   23

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Year        Year         Year        Year         Year
                                                                   Ended       Ended        Ended       Ended       Ended
                                                                  12/31/07   12/31/06     12/31/05    12/31/04     12/31/03
CLASS A
Net asset value, beginning of period                              $ 28.93    $ 27.39      $ 26.12     $ 24.76      $ 19.02
                                                                  -------    -------      -------     -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                              $ (0.15)   $ (0.18)     $ (0.15)    $ (0.16)     $ (0.10)
 Net realized and unrealized gain on investments                     5.01       1.87         1.42        1.52         5.84
                                                                  -------    -------      -------     -------      -------
  Net increase from investment operations                         $  4.86    $  1.69      $  1.27     $  1.36      $  5.74
Distributions to shareowners:
 Net realized gain                                                  (2.11)     (0.15)           -           -            -
                                                                  -------    -------      -------     -------      -------
Net increase in net asset value                                   $  2.75    $  1.54      $  1.27     $  1.36      $  5.74
                                                                  -------    -------      -------     -------      -------
Net asset value, end of period                                    $ 31.68    $ 28.93      $ 27.39     $ 26.12      $ 24.76
                                                                  =======    =======      =======     =======      =======
Total return*                                                       16.88%      6.16%        4.86%       5.49%       30.18%
Ratio of net expenses to average net assets+                         1.26%      1.26%        1.25%       1.25%        1.25%
Ratio of net investment loss to average net assets+                 (0.51)%    (0.56)%      (0.64)%     (0.78)%      (0.83)%
Portfolio turnover rate                                                21%        13%          13%          8%           4%
Net assets, end of period (in thousands)                          $48,012    $42,654      $53,321     $40,504      $26,245
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.52%      1.62%        1.71%       1.79%        1.38%
 Net investment loss                                                (0.77)%    (0.92)%      (1.10)%     (1.33)%      (0.96)%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.25%      1.25%        1.25%       1.25%        1.25%
 Net investment loss                                                (0.50)%    (0.55)%      (0.64)%     (0.78)%      (0.83)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

24 The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year         Year         Year       2/21/04 (a)
                                                                    Ended        Ended        Ended         to
                                                                  12/31/07     12/31/06     12/31/05     12/31/04
CLASS B
Net asset value, beginning of period                              $ 28.19      $ 26.95      $ 25.94      $ 25.32
                                                                  -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                              $ (0.30)     $ (0.50)     $ (0.29)     $ (0.20)
 Net realized and unrealized gain                                    4.74         1.89         1.30         0.82
                                                                  -------      -------      -------      -------
  Net increase from investment operations                         $  4.44      $  1.39      $  1.01      $  0.62
Distributions to shareowners:
 Net realized gain                                                  (2.11)       (0.15)           -            -
                                                                  -------      -------      -------      -------
Net increase in net asset value                                   $  2.33      $  1.24      $  1.01      $  0.62
                                                                  -------      -------      -------      -------
Net asset value, end of period                                    $ 30.52      $ 28.19      $ 26.95      $ 25.94
                                                                  =======      =======      =======      =======
Total return*                                                       15.82%        5.15%        3.89%        2.45%(b)
Ratio of net expenses to average net assets+                         2.16%        2.22%        2.17%        2.16%**
Ratio of net investment loss to average net assets+                 (1.40)%      (1.52)%      (1.56)%      (1.68)%**
Portfolio turnover rate                                                21%          13%          13%           8%
Net assets, end of period (in thousands)                          $ 8,753      $ 4,684      $ 7,062      $ 3,927
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.38%        2.59%        2.62%        2.74%**
 Net investment loss                                                (1.62)%      (1.89)%      (2.01)%      (2.26)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.15%        2.21%        2.16%        2.16%**
 Net investment loss                                                (1.39)%      (1.51)%      (1.55)%      (1.68)%**



* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class B Shares were first publicly offered on February 21, 2004.
(b)  Not Annualized.

The accompanying notes are an integral part of these financial statements. 25

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year         Year         Year       2/21/04 (a)
                                                                    Ended        Ended        Ended        to
                                                                  12/31/07     12/31/06     12/31/05     12/31/04
CLASS C
Net asset value, beginning of period                              $ 28.29      $ 26.99      $ 25.96      $ 25.32
                                                                  -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                              $ (0.43)     $ (0.44)     $ (0.29)     $ (0.17)
 Net realized and unrealized gain on investments                     4.87         1.89         1.32         0.81
                                                                  -------      -------      -------      -------
  Net increase from investment operations                         $  4.44      $  1.45      $  1.03      $  0.64
Distributions to shareowners:
 Net realized gain                                                  (2.11)       (0.15)           -            -
                                                                  -------      -------      -------      -------
Net increase in net asset value                                   $  2.33      $  1.30      $  1.03      $  0.64
                                                                  -------      -------      -------      -------
Net asset value, end of period                                    $ 30.62      $ 28.29      $ 26.99      $ 25.96
                                                                  =======      =======      =======      =======
Total return*                                                       15.77%        5.37%        3.97%        2.53%(b)
Ratio of net expenses to average net assets+                         2.17%        2.05%        2.10%        2.07%**
Ratio of net investment loss to average net assets+                 (1.42)%      (1.35)%      (1.48)%      (1.59)%**
Portfolio turnover rate                                                21%          13%          13%           8%
Net assets, end of period (in thousands)                          $ 8,322      $ 8,531      $11,054      $ 5,860
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.42%        2.41%        2.55%        2.67%**
 Net investment loss                                                (1.67)%      (1.71)%      (1.93)%      (2.19)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.15%        2.04%        2.09%        2.07%**
 Net investment loss                                                (1.40)%      (1.34)%      (1.47)%      (1.59)%**


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class C Shares were first publicly offered on February 21, 2004.
(b)  Not Annualized.

26 The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   Year         Year       2/21/04 (a)
                                                                  1/1/07 to        Ended        Ended         to
                                                                  2/1/07 (c)     12/31/06     12/31/05     12/31/04
CLASS R
Net asset value, beginning of period                              $ 28.58        $ 27.16      $ 26.00      $ 25.32
                                                                  -------        -------      -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                              $ (0.72)       $ (0.26)     $ (0.24)     $ (0.05)
 Net realized and unrealized gain on investments                     2.39           1.83         1.40         0.73
                                                                  -------        -------      -------      -------
  Net increase from investment operations                         $  1.67        $  1.57      $  1.16      $  0.68
Distributions to shareowners:
 Net realized gain                                                      -          (0.15)           -            -
                                                                  -------        -------      -------      -------
Net increase in net asset value                                   $  1.67        $  1.42      $  1.16      $  0.68
                                                                  -------        -------      -------      -------
Net asset value, end of period                                    $ 30.25        $ 28.58      $ 27.16      $ 26.00
                                                                  =======        =======      =======      =======
Total return*                                                        5.84%(b)       5.77%        4.46%        2.69%(b)
Ratio of net expenses to average net assets+                         1.70%**        1.63%        1.66%        1.51%**
Ratio of net investment loss to average net assets+                 (1.31)%**      (0.93)%      (1.04)%      (1.00)%**
Portfolio turnover rate                                                21%            13%          13%           8%
Net assets, end of period (in thousands)                          $     -        $ 1,693      $ 1,414      $   370
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.05%**        2.35%        2.12%        2.09%**
 Net investment loss                                                (1.66)%**      (1.65)%      (1.50)%      (1.58)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.65%**        1.63%        1.66%        1.51%**
 Net investment loss                                                (1.26)%**      (0.93)%      (1.04)%      (1.00)%**


(a)  Class R Shares were first publicly offered on February 21, 2004.
(b)  Not Annualized.
(c)  Class R shares were liquidated on February 1, 2007.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 27

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Small and Mid Cap Growth Fund (the Fund), is one of seven series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on February 20, 2004 is the successor to the Papp Small and Mid Cap Growth Fund, Inc. Papp Small and Mid Cap Growth Fund transferred all of its net assets in exchange for the Fund's Class A shares in a one-to-one exchange ratio on February 20, 2004 pursuant to an agreement and plan of reorganization (the "Reorganization" was approved by the Shareholders of Papp Small and Mid Cap Growth Fund, Inc. on February 20, 2004). Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is long term capital growth.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Class R shares were liquidated on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting years. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to these documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2007 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

     is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income as net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At December 31, 2007, the Fund has reclassified $430,725 to decrease accumulated net investment loss, $150 to decrease accumulated net realized loss on investments and $430,875 to decrease paid in capital. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

     The Fund has elected to defer $69,283 of capital losses recognized between November 1, 2007 and November 30, 2007 to its fiscal year ending December 31, 2008.

     The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                             2007         2006
--------------------------------------------------------------------------------
Distributions paid from:
Long-term capital gain                                    $4,060,723    $303,107
                                                          ----------    --------
  Total                                                   $4,060,723    $303,107
                                                          ==========    ========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2007.

--------------------------------------------------------------------------------
                                                                         2007
--------------------------------------------------------------------------------
Post-October loss deferral                                          $   (69,283)
Unrealized appreciation                                              20,889,463
                                                                    -----------
  Total                                                             $20,820,180
                                                                    ===========
--------------------------------------------------------------------------------

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $11,545 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2007.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral, and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

     right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets equal to $1 billion and 0.80% on assets over $1 billion. For the year ended December 31, 2007, the management fee was equivalent to a rate of 0.85% of average net assets.

Pioneer Investment Management, Inc. (PIM), and not the Fund pays a portion of the fee it receives from the Fund to L. Roy Papp & Associates LLP (Papp) as compensation for its sub advisory services to the Fund.

Through May 1, 2008, PIM had agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.25%, 2.15%, 2.15%, for Classes A, B, and C respectively.

Under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $4,677 in management fees, administrative costs and certain others services payable to PIM at December 31, 2007.

3.   Transfer Agent

Since the Reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $17,224 in transfer agent fees payable to PIMSS at December 31, 2007.

4.   Distribution and Service Plans

Effective February 20, 2004 the Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1940. Currently under to the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $2,362 in distribution fees payable to PFD at December 31, 2007.

In addition, redemptions of Class A, Class B and Class C of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2007, CDSCs in the amount of $14,087 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2007, the Fund's expenses were reduced by $6,568 under such arrangements.

6.   New Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust II and the Shareowners of Pioneer Small and Mid Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Small and Mid Cap Growth Fund, one of the series constituting Pioneer Series Trust II (the "Trust"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2003 were audited by other auditors whose report, dated January 23, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Small and Mid Cap Growth Fund of Pioneer Series Trust II at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP

Boston, Massachusetts
February 19, 2008

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained L. Roy Papp & Associates, Inc. to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement and sub-advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory and sub-advisory agreements for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM and the sub-adviser in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM and the sub-adviser. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement and the sub-advisory agreement for another year.

In considering the continuation of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007 and in the fifth quintile of its Morningstar category for the three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's underperformance with PIM and the sub-adviser, the Trustees agreed that they would continue to monitor the performance of the Fund especially closely.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the first quintile relative to its Strategic Insight peer group. It was noted that neither PIM nor the sub-adviser currently manages any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the sub-adviser, and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of each of the investment advisory agreement and sub-advisory agreement for the Fund.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                         Position Held       Length of Service       Principal Occupation During Past Five    Other Directorships
Name and Age             With the Fund       and Term of Office      Years                                    Held by this Trustee
John F. Cogan, Jr. (81)* Chairman of the     Trustee since 2003.     Deputy Chairman and a Director of        None
                         Board, Trustee and  Serves until a succes-  Pioneer Global Asset Management S.p.A.
                         President           sor trustee is elected  ("PGAM"); Non-Executive Chairman and a
                                             or earlier retirement   Director of Pioneer Investment
                                             or removal.             Management USA Inc. ("PIM-USA");
                                                                     Chairman and a Director of Pioneer;
                                                                     Chairman and Director of Pioneer
                                                                     Institutional Asset Management, Inc.
                                                                     (since 2006); Director of Pioneer
                                                                     Alternative Investment Management
                                                                     Limited (Dublin); President and a
                                                                     Director of Pioneer Alternative
                                                                     Investment Management (Bermuda) Limited
                                                                     and affiliated funds; Direc- tor of
                                                                     PIOGLOBAL Real Estate Investment Fund
                                                                     (Russia) (until June 2006); Director of
                                                                     Nano-C, Inc. (since 2003); Director of
                                                                     Cole Management Inc. (since 2004);
                                                                     Director of Fiduciary Counseling, Inc.;
                                                                     President and Director of Pioneer Funds
                                                                     Distributor, Inc. ("PFD") (until May
                                                                     2006); President of all of the Pioneer
                                                                     Funds; and Of Counsel, Wilmer Cutler
                                                                     Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------

*Mr. Cogan is an Interested Trustee because he is an officer or director of the Fund's investment adviser and certain of its affiliates.

--------------------------------------------------------------------------------

Pioneer Small and Mid Cap Growth Fund

INDEPENDENT TRUSTEES

                            Position Held   Length of Service
Name and Age                With the Fund   and Term of Office
David R. Bock (64)          Trustee         Trustee since 2005.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
-------------------------------------------------------------------
Mary K. Bush (59)           Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
-------------------------------------------------------------------
Margaret B.W. Graham (60)   Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
-------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (64)          Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                            Inc. (publicly traded health care services company) (2004       Social Investment
                            - present); Partner, Federal City Capital Advisors (boutique    Company (privately-held
                            merchant bank) (1997 to 2004); and Executive Vice               affordable housing
                            President and Chief Financial Officer, Pedestal Inc.            finance company); and
                            (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           President, Bush International, LLC (international financial     Director of Brady Corpora-
                            advisory firm)                                                  tion (industrial identifica-
                                                                                            tion and specialty coated
                                                                                            material products
                                                                                            manufacturer); Director of
                                                                                            Briggs & Stratton Co.
                                                                                            (engine manufacturer);
                                                                                            Director of UAL Corpora-
                                                                                            tion (airline holding
                                                                                            company) Director of
                                                                                            Mantech International
                                                                                            Corporation (national
                                                                                            security, defense, and
                                                                                            intelligence technology
                                                                                            firm): and Member, Board
                                                                                            of Governors, Investment
                                                                                            Company Institute
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,      None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                           Position Held   Length of Service
Name and Age               With the Fund   and Term of Office
Thomas J. Perna (57)       Trustee         Trustee since 2006.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
-------------------------------------------------------------------
Marguerite A. Piret (59)   Trustee         Trustee since 2003.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
-------------------------------------------------------------------
John Winthrop (71)         Trustee         Trustee since 2003.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
-------------------------------------------------------------------

                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
Thomas J. Perna (57)       Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                           Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                           ties services) (1986 - 2004)                                  for securities lending
                                                                                         industry)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)   President and Chief Executive Officer, Newbury, Piret &       Director of New America
                           Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)         President, John Winthrop & Co., Inc. (private investment      None
                           firm)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held         Length of Service
Name and Age                 With the Fund         and Term of Office
Daniel K. Kingsbury (49)     Executive Vice        Since March 2007.
                             President             Serves at the discre-
                                                   tion of the Board
--------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Daniel K. Kingsbury (49)     Director, CEO and President of Pioneer Investment            None
                             Management USA Inc., Pioneer Investment Management,
                             Inc. and Pioneer Institutional Asset Management, Inc.
                             (since March 2007); Executive Vice President of all of the
                             Pioneer Funds (since March 2007); Director of Pioneer
                             Global Asset Management S.p.A. (since March 2007);
                             Head of New Markets Division, Pioneer Global Asset
                             Management S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008      None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of
                             Pioneer from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant         None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS As-
                             set Management Services from 2002 to 2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              Position Held         Length of Service
Name and Age                  With the Fund         and Term of Office
Gary Sullivan (49)            Assistant Treasurer   Since 2003. Serves at
                                                    the discretion of the
                                                    Board
--------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Assistant Treasurer   Since 2003. Serves at
                                                    the discretion of the
                                                    Board
--------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance      Since January 2007.
                              Officer               Serves at the discre-
                                                    tion of the Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                 by this Officer
Gary Sullivan (49)            Fund Accounting Manager - Fund Accounting, Administra-      None
                              tion and Controllership Services of Pioneer; and Assistant
                              Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Fund Administration Manager - Fund Accounting,              None
                              Administration and Controllership Services since
                              June 2003 and Assistant Treasurer of all of the Pioneer
                              Funds since September 2003; Assistant Vice President -
                              Mutual Fund Operations of State Street Corporation from
                              June 2002 to June 2003 (formerly Deutsche Bank As-
                              set Management)
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Officer of Pioneer since December 2006     None
                              and of all the Pioneer Funds since January 2007; Vice
                              President and Compliance Officer, MFS Investment
                              Management (August 2005 to December 2006); Consult-
                              ant, Fidelity Investments (February 2005 to July 2005);
                              Independent Consultant (July 1997 to February 2005)
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------





--------------------------------------------------------------------------------


                                     PIONEER
                             -----------------------
                                    TAX FREE
                                  MONEY MARKET
                                      FUND

                                      TTAXX
                                  Ticker Symbol


                                     Annual
                                     Report

                                    12/31/07

                                 [LOGO] PIONEER
                                        INVESTMENTS (R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2

Portfolio Management Discussion                              4

Portfolio Summary                                            8

Performance Update                                           9

Comparing Ongoing Fund Expenses                             10

Schedule of Investments                                     12

Financial Statements                                        18

Notes to Financial Statements                               24

Report of Independent Registered Public Accounting Firm     28

Approval of Investment Advisory Agreement                   29

Trustees, Officers and Service Providers                    33

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Even against this "wall of worry" backdrop, the performance of major asset classes in 2007 was generally positive. Despite several interim setbacks and poor performance near year-end, the Standard & Poor's 500 Index increased 5% in 2007, the Dow Jones Industrial Average increased 9%, and the NASDAQ Composite Index increased 10%. International developed and emerging markets equities performed even better, reflecting both a weakening U.S. dollar, which boosts returns for U.S. dollar-based investors, and solid local currency returns. The MSCI EAFE Developed Market Index rose 12%, and the MSCI Emerging Markets Index rose 40% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, rose 7%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.


Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

In the following interview, Pioneer Tax Free Money Market Fund Portfolio Manager Seth Roman outlines the investment environment for tax-free money market securities during the Fund's fiscal year ended December 31, 2007, the Fund's performance, his investment strategy, and his outlook.


Q: How did the Fund perform during its most recent fiscal year?

A: For the 12-month period ended December 31, 2007, the Fund's Class A shares posted a 3.03% total return at net asset value. In comparison, the average return for the 108 funds in the Lipper Tax-Exempt Money Market category also was 3.00%.

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Will you describe the investing environment for tax-exempt money funds during the time period?


A: The U.S. economy exhibited modest growth for much of 2007, supported mainly by consumer spending. However, as the year progressed, the housing and mortgage markets went from being a slight drag on growth to a major headache for financial institutions and economic policymakers. The initial trigger for the volatility evident in financial markets over the second half of the year was the collapse of investor confidence in securities backed by U.S. sub-prime mortgage debt. The rate of serious delinquencies rose notably in the sub-prime sector as mortgages with adjustable rates were reset to higher levels and falling home prices made refinancing more difficult for mortgage holders. As mortgage losses mounted, investors began to question the risks of investing in structured credit markets across the maturity spectrum. The headline that particularly unsettled credit markets was the announcement that two large hedge funds managed by the investment bank Bear Stearns would default because of their sub-prime exposure. Over the remainder of 2007 (and into early 2008), a

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   number of large investment banks in the United States and Europe declared billions of dollars of losses due to their own exposure to sub-prime mortgages.

   Growing risk aversion in the credit markets was manifested in the asset-backed commercial paper market (ABCP), where issuance and liquidity levels rapidly declined in late summer. Institutions that usually relied on ABCP for long-term liquidity looked to the banks, but banks themselves were becoming much more skeptical of other financial institutions' balance sheets and ultimate solvency, and were hesitant to lend. Thus, in August, the London Interbank Offered Rate (the industry standard for money market rates) began to climb well above the Federal funds rate, an indication of the emerging worldwide "credit crunch."

   In response, several central banks, including the U.S. Federal Reserve Board (the Fed), began to cut short-term rates and employ innovative techniques to inject liquidity into the global financial system. For example, the Fed set up a temporary "term auction facility" to enable banks to lend to one another more easily. By the end of the year, this combination of measures seemed to restore adequate liquidity to the markets, but investors remained cautious about some categories of financial instruments.

   For the tax-exempt markets, problems arose with so-called "structured" securities because of the difficulties of firmly determining the contents and creditworthiness of many structured financial instruments. There also were serious problems with some "monoline" insurers, which insure billions of dollars in tax-exempt securities rated up to AAA. Many of the monoline insurers fell into financial difficulty because they also insure structured mortgage products. Their possible exposure to significant mortgage securities losses endangered the insurers' AAA ratings from major credit agencies (and, in turn, endangered the AAA ratings of many insured tax-exempt issues). At year end, several monoline insurers were attempting to raise additional capital in order to keep their AAA ratings intact.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                             (continued)
--------------------------------------------------------------------------------

Q: What has been the strategy for the Fund over the 12-month period?

A: We continue to maintain broad diversification within the Fund's portfolio, both on a regional and national basis, with AAA credits in revenue and general obligation issues. As we pursue our nationally focused diversification strategy, we strongly emphasize safety of principal.

   For the 12-month period, especially in the second half of the year when credit market volatility significantly increased, we took a cautious approach in managing the Fund's average maturity. For this reason, the Fund invested principally in daily and weekly money market securities. Toward the end of the year, we looked to extend maturity slightly to pick up additional yield, based on our confidence that the Fed would continue to reduce short-term interest rates. In terms of insured securities, because of the uncertainty surrounding the credit status of the monoline insurers, we have looked beyond insured securities' ratings and have closely investigated the creditworthiness of each issuer whose securities we are considering for purchase.

Q: What is your outlook?

A: Our economic outlook for 2008 is cautious, though we are mindful that global growth may help offset weakness in the U.S. We believe that the Fed is ready to do what is needed to avoid a recession and maintain liquidity in the financial markets.

   With the U.S. economy exhibiting signs of slowing at year end, tax collections (which are highly correlated to economic activity) for states and municipalities have been falling. For this reason, we have looked to invest in municipal credits with solid balance sheets, and are avoiding issuers where budgetary situations are deteriorating.

   Going forward, we will monitor market movements closely, and we seek to take advantage of any upward movement in short-term yields while maintaining a high-quality portfolio.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The performance of each class of the Fund is the performance of the predecessor fund's Investor Class (Safeco Tax Free Money Market Fund), which has been restated to reflect differences in any applicable sales charges - but not Rule 12b-1 fees or other differences in expenses. If all the expenses of the Pioneer fund were reflected, the performance would be lower.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------

(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Medical Bonds                                   17.42%
Utilities Bonds                                 14.02%
Government Bonds                                12.01%
Diversified Banks                                9.48%
Facilities                                       8.19%
Development                                      7.89%
Pollution                                        7.04%
General                                          6.21%
Multi-Family Housing                             5.77%
Education                                        5.67%
Higher Education                                 2.52%
School Districts                                 1.90%
Housing                                          1.09%
Financial Services                               0.57%
Transportation                                   0.22%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*


 1. Austin Texas Utilities System Revenue,
      Floating Rate Note, 11/15/29                                      5.14%
 2. North Carolina Medical Care Community,
      Floating Rate Note, 6/1/15                                        4.58
 3. Apache County Arizona Industrial Development Authority,
      12/15/18                                                          4.44
 4. Southeast, Alabama Gas District, Floating Rate Note, 8/1/27         4.11
 5. Austin Texas Utilities System Revenue,
      Floating Rate Note, 5/15/24                                       3.86
 6. Jacksonville Pollution Control, 3.3%, 1/3/08                        3.82
 7. Texas State Tax & Revenue Anticipation Note, 4.5%, 8/28/08          3.29
 8. Elmhurst Illinois, Floating Rate Note, 7/1/18                       3.16
 9. District of Columbia, Floating Rate Note, 6/1/30                    2.52
10. University Alabama Variable Coupon Revenue,
      Floating Rate Note, 9/1/31                                        2.45

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any securities listed.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07
--------------------------------------------------------------------------------

Share Prices
-----------------------------------------------------------------------------

Net Asset Value Per Share    12/31/07   12/31/06
   Class A Shares           $1.00      $1.00
   Class Y Shares           $1.00      $1.00

Distributions Per Share
--------------------------------------------------------------------------------

                      Income        Short-Term       Long-Term
(1/1/07 - 12/31/07)   Dividends     Capital Gains    Capital Gains
   Class A Shares     $0.0299       $    -           $    -
   Class Y Shares     $0.0315       $    -           $    -

Yields**
--------------------------------------------------------------------------------

Per Share            7-Day Annualized   7-Day Effective*
   Class A Shares         3.13%              3.18%
   Class Y Shares         3.26%              3.32%

*  Assumes daily compounding of dividends.
** Please contact Pioneer to obtain the Fund's current yield.

Expense Ratio
--------------------------------------------------------------------------------
(Per Prospectus dated May 1, 2007)

                    Gross    Net
   Class A Shares   0.75%   0.75%
   Class Y Shares   0.57%   0.57%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance does not guarantee future results. Investment returns will fluctuate, and there can be no guarantee the Fund will be able to maintain a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer Tax Free Money Market was created through the reorganization of the predecessor Safeco Tax Free Money Market Fund on December 10, 2004. The performance of each class of the Fund is the performance of the predecessor fund's Investor Class, which has been restated to reflect differences in any applicable sales charges (but not Rule 12b-1 fees or other differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Money Market Fund

Based on actual returns from July 1, 2007 through December 31, 2007.

 Share Class                               A              Y
----------------------------------------------------------------
 Beginning Account Value On 7/1/07     $1,000.00      $1,000.00
 Ending Account Value On 12/31/07      $1,014.48      $1,015.25
 Expenses Paid During Period*          $    3.10      $    2.23

* Expenses are equal to the Fund's annualized expense ratio of 0.65% and 0.44%, for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Money Market Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2007 through December 31, 2007.


 Share Class                               A              Y
----------------------------------------------------------------
 Beginning Account Value On 7/1/07     $1,000.00      $1,000.00
 Ending Account Value On 12/31/07      $1,022.13      $1,022.99
 Expenses Paid During Period*          $    3.11      $    2.24

* Expenses are equal to the Fund's annualized expense ratio of 0.65% and 0.44%, for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07
--------------------------------------------------------------------------------


                                S&P/
                Floating        Moody's
Principal       Rate (b)        Ratings
Amount          (unaudited)     (unaudited)                                                       Value
                                              MUNICIPAL BONDS - 88.8%
                                              Government - 11.8%
$2,500,000      3.44            AAA / Aaa     Chicago Illinois Series B, Floating Rate
                                              Note, 1/1/37                                  $ 2,500,000
 4,620,000      3.45            NR / NR       District of Columbia, Floating Rate Note,
                                              6/1/30                                          4,620,000
 1,140,000      3.55            AAA / AA1     Guilford Count North Carolina, Floating
                                              Rate Note, 4/1/23                               1,140,000
 3,330,000      3.46            AA / Aa2      Massachusetts State Series A, Floating
                                              Rate Note, 2/1/28                               3,330,000
 6,000,000                      SP1+ / MIG1   Texas State Tax & Revenue Anticipation
                                              Notes, 4.5%, 8/28/08                            6,030,598
 2,000,000      3.42            A-1+ / VMI1   Wake County North Carolina, Floating
                                              Rate Note, 4/1/21                               2,000,000
 1,000,000                      AAA / AAA     Washington State, 5.0%, 1/1/09                  1,020,127
 1,500,000                      AA- / MIG1    Wisconsin State Municipal Notes, 4.5%,
                                              6/18/08                                         1,505,019
                                                                                            -----------
                                                                                            $22,145,744
                                                                                            -----------
                                              Municipal Development - 7.8%
 2,000,000      3.60            AAA / Aaa     Albemarle County Virginia Industrial
                                              Development Authority, Floating Rate
                                              Note, 8/1/37                                  $ 2,000,000
 2,745,000      3.74            NR / NR       Athens-Clarke County Georgia, Floating
                                              Rate Note, 8/1/33                               2,745,000
 1,000,000      3.44            NR / AA3      Dickson County, Floating Rate Note,
                                              11/1/12                                         1,000,000
 2,200,000      3.44            NR / Aa2      Hillsborough County Florida, Floating Rate
                                              Note, 11/1/21                                   2,200,000
 1,000,000                      AAA / AAA     Mississippi Business Finance Corp.,
                                              Floating Rate Note, 12/1/30                     1,000,000
   290,000      3.63            NR / NR       Montgomery County Maryland Industrial
                                              Development, Floating Rate Note,
                                              4/1/14                                            290,000
 3,000,000      3.20            AA- / Aa1     Pima County Arizona Industrial Develop-
                                              ment Authority, Floating Rate Note,
                                              12/1/22                                         3,000,000
 2,000,000      2.90            NR / AAA      St Joseph County Indianapolis, Floating
                                              Rate Note, 3/1/42                               2,000,000
   320,000      3.73            AAA / AAA     Texas Water Development Board, Floating
                                              Rate Note, 7/15/19                                320,000
                                                                                            -----------
                                                                                            $14,555,000
                                                                                            -----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                S&P/
                Floating        Moody's
Principal       Rate (b)        Ratings
Amount          (unaudited)     (unaudited)                                                         Value
                                              Municipal Education - 5.6%
$1,000,000      3.74            AA / NR       Broward County Florida, Floating Rate
                                              Note, 4/1/24                                    $ 1,000,000
 3,000,000      3.44            NR / NR       Chattanooga Tennessee Health, Floating
                                              Rate Note, 1/1/23                                 3,000,000
   390,000      3.75            AAA / Aaa     Chicago Board of Education, Floating
                                              Rate Note, 3/1/12                                   390,000
 2,550,000      3.75            AAA / Aaa     Chicago Board of Education, Floating
                                              Rate Note, 3/1/36                                 2,550,000
   300,000      3.42            NR / NR       Guilford County North Carolina, Floating
                                              Rate Note, 4/1/27                                   300,000
 3,000,000      3.45            AA- / NA      Illinois Financial Authority Revenue, Float-
                                              ing Rate Note, 9/1/41                             3,000,000
   230,000      3.74            AAA / AAA     Rhode Island Health & Educational Build-
                                              ing, Floating Rate Note, 3/1/30                     230,000
                                                                                              -----------
                                                                                              $10,470,000
                                                                                              -----------
                                              Municipal Facilities - 8.1%
 1,500,000      3.44            NR / NR       Clarksville Public Building, Floating Rate
                                              Note, 7/1/16                                    $ 1,500,000
 1,000,000      3.74            NR / Aa1      Clarksville Tennessee Public, Floating
                                              Rate Note, 1/1/33                                 1,000,000
 1,000,000      3.74            NR / Aa1      Clarksville Tennessee Public, Floating
                                              Rate Note, 7/1/31                                 1,000,000
 3,000,000      3.74            NR / Aa1      Clarksville Tennessee Public, Floating
                                              Rate Note, 7/1/34                                 3,000,000
   700,000      3.50            NR / Aa1      Holland Creek Metropolitan District
                                              Colorado, Floating Rate Note, 6/1/41                700,000
 2,685,000      3.44            AA / NR       Met Government Nash/Davidson County
                                              Tennessee, Floating Rate Note,
                                              6/1/22                                            2,685,000
 1,000,000      3.74            NR / Aa1      Montgomery County Tennessee Public
                                              Building Authority, Floating Rate Note,
                                              4/1/32                                            1,000,000
 2,000,000      3.74            NR / Aaa      Montgomery County Tennessee Public
                                              Building Authority, Floating Rate Note,
                                              2/1/36                                            2,000,000
 2,230,000      3.50            AA- / NR      Richland Washington Golf Enterprise
                                              Revenue, Floating Rate Note, 12/1/21              2,230,000
                                                                                              -----------
                                                                                              $ 15,115,00
                                                                                              -----------

The accompanying notes are an integral part of these financial statements.    13

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                     (continued)
--------------------------------------------------------------------------------


                                S&P/
                Floating        Moody's
Principal       Rate (b)        Ratings
Amount          (unaudited)     (unaudited)                                                        Value
                                              Municipal General - 6.1%
$1,825,000      3.43            NR / NR       Arlington Texas Special Obligation Tax
                                              Dallas Cowboys, Floating Rate Note,
                                              8/15/35                                        $ 1,825,000
 1,000,000      3.47            AA / NR       Commerce City Colorado Northern, Float-
                                              ing Rate Note, 12/1/28                           1,000,000
   800,000      3.47            AA- / NR      Commerce City Colorado Northern, Float-
                                              ing Rate Note, 12/1/31                             800,000
 3,280,000      3.44            NR / Aa2      District of Columbia, Floating Rate Note,
                                              6/1/2025                                         3,280,000
   490,000      3.45            AA / NR       Kent County Delaware Student, Floating
                                              Rate Note, 7/1/36                                  490,000
 1,500,000      3.47            AA- / NR      NBC Metropolitan District Colorado, Float-
                                              ing Rate Note, 12/1/30                           1,500,000
 2,500,000                      AAA / AAA     Washington D.C. Convention Center,
                                              5.25%, 10/1/15                                   2,566,393
                                                                                             -----------
                                                                                             $11,461,393
                                                                                             -----------
                                              Municipal Higher Education - 2.5%
 1,850,000      3.45            AAA / Aaa     Loudoun County Virginia Industrial
                                              Development Authority, Floating Rate
                                              Note, 2/15/38                                  $ 1,850,000
 1,000,000      3.37            AAA / Aaa     University of Texas, Floating Rate Note,
                                              8/1/33                                           1,000,000
 2,500,000                      NR / NR       University of Texas, 2.7%, 6/6/08                2,500,000
 2,000,000                      NR / NR       University of Texas, 3.27%, 1/2/08               2,000,000
 4,000,000                      NR / NR       University of Texas, 3.38%, 4/11/08              4,000,000
 1,800,000      3.72            AA+ / Aa1     Virginia College Building Authority, Float-
                                              ing Rate Note, 2/1/26                            1,800,000
                                                                                             -----------
                                                                                             $13,150,000
                                                                                             -----------
                                              Municipal Housing - 1.1%
 2,000,000                      AAA / Aaa     Alaska State Housing Finance Corp.,
                                              5.0%, 7/1/08                                   $ 2,012,508
                                                                                             -----------

14    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                S&P/
                Floating        Moody's
Principal       Rate (b)        Ratings
Amount          (unaudited)     (unaudited)                                                       Value
                                              Municipal Medical - 17.2%
$1,900,000                      AA / AA3      Alaska Industrial & Development, 5.0%,
                                              10/1/08                                       $ 1,927,699
 2,350,000      3.55            AAA / Aaa     Charlotte-Mecklenburg Hospital Authority,
                                              Floating Rate Note, 1/15/42                     2,350,000
 2,275,000      3.45            AAA / Aaa     Clark County Virginia Industry, Floating
                                              Rate Note, 1/1/30                               2,275,000
 5,790,000      3.45            AA- / Aa2     Elmhurst Illinois, Floating Rate Note,
                                              7/1/18                                          5,790,000
 2,000,000      3.45            AAA / Aaa     Loudoun County Virginia Industrial
                                              Development Authority, Floating Rate
                                              Note, 2/15/38                                   2,000,000
 8,400,000      3.42            AA / Aa3      North Carolina Medical Care Community,
                                              Floating Rate Note, 6/1/15                      8,400,000
 1,200,000      3.46            NR / Aaa      Nueces County Texas Health Facilities
                                              Development Corp., Revenue, Floating
                                              Rate Note, 7/1/15                               1,200,000
 1,710,000      3.74            AAA / Aaa     Pinellas County Florida Health Facilities,
                                              Floating Rate Note, 7/1/36                      1,710,000
 2,000,000      3.48            AAA / AAA     Port City Medical Clinic Board Alabama,
                                              Floating Rate Note, 2/1/25                      2,000,000
 4,500,000      3.46            AAA / Aaa     University Alabama Coupon Revenue,
                                              Floating Rate Note, 9/1/31                      4,500,000
                                                                                            -----------
                                                                                            $32,152,699
                                                                                            -----------
                                              Municipal Multi-Family Housing - 5.7%
 3,405,000      3.50            AA / Aa2      Alaska State Housing Finance Corp.,
                                              Series B, Floating Rate Note, 12/1/30         $ 3,405,000
 3,800,000      3.44            AAA / NR      Cobb County Georgia Housing Multi-
                                              Family, Floating Rate Note, 6/1/25              3,800,000
 3,450,000      3.40            NR / NR       Phoenix Arizona Industrial Development
                                              Multi-Family, Floating Rate Note,
                                              10/1/29                                         3,450,000
                                                                                            -----------
                                                                                            $10,655,000
                                                                                            -----------

The accompanying notes are an integral part of these financial statements.    15

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                     (continued)
--------------------------------------------------------------------------------


                                S&P/
                Floating        Moody's
Principal       Rate (b)        Ratings
Amount          (unaudited)     (unaudited)                                                       Value
                                              Municipal Pollution - 7.0%
$8,150,000      3.45            A+ / Aa1      Apache County Arizona Industrial
                                              Development Authority, Floating Rate
                                              Note, 12/15/18                                $ 8,150,000
 1,000,000      3.75            AA+ / Aa1     Hammond Indiana Pollution Center, Float-
                                              ing Rate Note, 2/1/22                           1,000,000
 1,000,000      3.75            AA+ / Aa1     Hurley New Mexico Pollution, Floating
                                              Rate Note, 12/1/15                              1,000,000
 2,000,000                      NR / NR       Jacksonville Pollution Control, 2.93%,
                                              1/8/08                                          2,000,000
 7,000,000                      NR / NR       Jacksonville Pollution Control, 3.3%,
                                              1/3/08                                          7,000,000
 1,755,000      3.72            A / A1        Sabine River Industrial Development
                                              Authority Texas, Floating Rate Note,
                                              8/15/14                                         1,755,481
 1,080,000      3.75            AA+ / AA1     Salt Lake County Utah Pollution, Floating
                                              Rate Note, 2/1/08                               1,080,000
                                                                                            -----------
                                                                                            $21,985,481
                                                                                            -----------
                                              Municipal School District - 1.9%
 2,000,000      3.12            AAA / Aaa     Chicago Board of Education, Floating
                                              Rate Note, 3/1/32                             $ 2,000,000
 1,500,000      3.45            NR / A1       Phoenixville Penn Area School, Floating
                                              Rate Note, 5/15/25                              1,500,000
                                                                                            -----------
                                                                                            $ 3,500,000
                                                                                            -----------
                                              Municipal Transportation - 0.2%
   400,000      3.75            AA+ / Aa1     Valdez Alaska Marine, Floating Rate
                                              Note, 7/1/37                                  $   400,000
                                                                                            -----------
                                              Municipal Utilities - 13.8%
 9,440,000      3.45            AAA / Aaa     Austin Texas Utilities System Revenue,
                                              Floating Rate Note, 11/15/29                  $ 9,440,000
 7,085,586      3.43            AAA / Aaa     Austin Texas Utilities System Revenue,
                                              Floating Rate Note, 5/15/24                     7,085,586
   500,000      3.70            NR / NR       Gainesville Utilities, Floating Rate Note,
                                              10/1/26                                           500,000
 1,290,000                      AAA / AAA     Orange County Sales Tax Revenue,
                                              5.0%, 10/1/08                                   1,304,058
 7,550,000      3.75            NR / Aa2      Southeast, Alabama Gas District,
                                              Floating Rate Note, 8/1/27                      7,550,000
                                                                                            -----------
                                                                                            $25,879,644
                                                                                            -----------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                               S&P/
               Floating        Moody's
Principal      Rate (b)        Ratings
Amount         (unaudited)     (unaudited)                                                    Value
                                             TOTAL MUNICIPAL BONDS
                                             (Cost $183,482,469)                       $183,482,469
                                                                                       ------------
                                             TEMPORARY CASH INVESTMENTS - 0.6%
Shares
                                             Mutual Fund - 0.6%
 1,044,729                                   Blackrock Liquidity Funds
                                             Municipal Fund Portfolio                  $  1,044,729
                                                                                       ------------
                                             TOTAL TEMPORARY CASH INVESTMENTS
                                             (Cost $1,044,729)                         $  1,044,729
                                                                                       ------------
                                             TOTAL INVESTMENT IN SECURITIES - 98.7%
                                             (Cost $184,527,198)                       $184,527,198
                                                                                       ------------
                                             OTHER ASSETS AND LIABILITIES - 1.3%       $  2,433,573
                                                                                       ------------
                                             TOTAL NET ASSETS - 100.0%                 $186,960,771
                                                                                       ============

(a) At December 31, 2007 cost for federal income tax purpose was $184,527,198.
(b) The rate shown is the rate at period end.
NR  Not Rated by either S&P or Moody's.

The accompanying notes are an integral part of these financial statements.    17

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (cost $184,527,198)            $184,527,198
  Cash                                                       2,156,524
    Fund shares sold                                            84,312
    Dividends, interest                                        681,647
  Other                                                         20,698
                                                          ------------
     Total assets                                         $187,470,379
                                                          ------------

LIABILITIES:
  Payables -
    Fund shares repurchased                               $     84,202
    Dividends                                                  339,003
  Due to affiliates                                             15,750
  Accrued expenses                                              70,653
                                                          ------------
     Total liabilities                                    $    509,608
                                                          ------------

NET ASSETS:
  Paid-in capital                                         $187,073,580
  Distributions in excess of net investment income             (12,079)
  Accumulated net realized loss on investments                (100,730)
                                                          ------------
     Total net assets                                     $186,960,771
                                                          ============

NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $71,567,948/71,564,017 shares)        $       1.00
                                                          ============
  Class Y (based on $115,392,823/115,398,275 shares)      $       1.00
                                                          ============


18    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/07


INVESTMENT INCOME:
  Interest                                               $6,716,633
  Other                                                       5,469
                                                         ----------
     Total investment income                                              $6,722,102
                                                                          ----------

EXPENSES:
  Management fees                                        $  744,767
  Transfer agent fees and expenses
    Class A                                                  19,361
    Class Y                                                   1,521
  Distribution fees
    Class A                                                 112,722
  Administrative fees                                        41,821
  Custodian fees                                              9,383
  Professional fees                                          30,546
  Printing expense                                           19,544
  Fees and expenses of nonaffiliated trustees                 6,977
  Miscellaneous                                               3,429
                                                         ----------
     Total expenses                                                       $  990,071
     Less fees paid indirectly                                                  (811)
                                                                          ----------
     Net expenses                                                         $  989,260
                                                                          ----------
       Net investment income                                              $5,732,842
                                                                          ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                        $      402
                                                                          ----------
  Net increase in net assets resulting from operations                    $5,733,244
                                                                          ==========



The accompanying notes are an integral part of these financial statements.    19

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/07 and 12/31/06, respectively


                                                      Year Ended         Year Ended
                                                       12/31/07           12/31/06
FROM OPERATIONS:
Net investment income                                $  5,732,842       $  4,673,541
Net realized gain (loss) on investments                       402             (4,950)
                                                     ------------       ------------
    Net increase in net assets resulting
     from operations                                 $  5,733,244       $  4,668,591
                                                     ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.0299 and $0.0271 per share,
     respectively)                                   $ (2,433,164)      $   (978,686)
    Class Y ($0.0315 and $0.0284 per share,
     respectively)                                     (3,311,757)        (3,011,337)
    Investor Class ($0.0000 and $0.0263 per
     share, respectively)*                                     --           (683,518)
                                                     ------------       ------------
     Total distributions to shareowners              $ (5,744,921)      $ (4,673,541)
                                                     ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                     $428,959,997       $397,524,639
Reinvestment of distributions                           1,558,526          1,517,604
Cost of shares repurchased                           (437,445,730)      (356,072,638)
                                                     ------------       ------------
    Net increase in net assets resulting from
     fund share transactions                         $ (6,927,207)      $ 42,969,605
                                                     ------------       ------------
    Net increase (decrease) in net assets            $ (6,938,884)      $ 42,964,655
NET ASSETS:
Beginning of year                                     193,899,655        150,935,000
                                                     ------------       ------------
End of year                                          $186,960,771       $193,899,655
                                                     ============       ============
Distributions in excess of net investment income     $    (12,079)      $         --
                                                     ============       ============

* Effective December 10, 2006 Investor Class shares converted to Class A shares.

20    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                    '07 Shares        '07 Amount        '06 Shares       '06 Amount
CLASS A
Shares sold                         293,983,129    $  293,983,129       169,674,402    $  192,488,835
Conversion of Investor
  shares to Class A Shares                   --                --        22,807,079        22,814,432
Reinvestment of distributions         1,558,526         1,558,526           911,914           911,914
Less shares repurchased            (296,819,723)     (296,819,723)     (151,774,339)     (151,774,339)
                                   ------------    --------------      ------------    --------------
    Net increase (decrease)          (1,278,068)   $   (1,278,068)       41,619,056    $   64,440,842
                                   ============    ==============      ============    ==============
INVESTOR CLASS*
Shares sold                                  --    $           --                --    $           --
Reinvestment of distributions                --                --           605,692           605,690
Redeemed in conversion
  to Class A                                 --                --       (22,807,079)      (22,814,432)
Less shares repurchased                      --                --        (6,322,681)      (29,137,113)
                                   ------------    --------------      ------------    --------------
    Net decrease                             --    $           --       (28,524,068)   $  (51,345,855)
                                   ============    ==============      ============    ==============
CLASS Y
Shares sold                         134,976,868    $  134,976,868       205,035,804    $  205,035,804
Reinvestment of distributions                --                --                --                --
Less shares repurchased            (140,626,007)     (140,626,007)     (175,161,186)     (175,161,186)
                                   ------------    --------------      ------------    --------------
    Net increase (decrease)          (5,649,139)   $   (5,649,139)       29,874,618    $   29,874,618
                                   ============    ==============      ============    ==============

* Effective December 10, 2006 Investor Class shares converted to Class A shares.

The accompanying notes are an integral part of these financial statements.    21

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                              12/11/04 (a)
                                                                      Year Ended   Year Ended   Year Ended         to
                                                                     12/31/07     12/31/06     12/31/05         12/31/04
CLASS A
Net asset value, beginning of period                                  $  1.0000    $  1.0000    $  1.0000       $ 1.0000
                                                                      ---------    ---------    ---------       --------
Increase from investment operations:
 Net investment income                                                $ (0.0299)   $  0.0270    $  0.0126       $0.0004
                                                                      ---------    ---------    ---------       --------
Distributions to shareowners:
 Net investment income                                                $  0.0299    $ (0.0270)   $ (0.0126)      $ (0.0004)
                                                                      ---------    ---------    ---------       --------
Net asset value, end of period                                        $  1.0000    $  1.0000    $  1.0000       $ 1.0000
                                                                      =========    =========    =========       ========
Total return*                                                              3.03%        2.76%        1.28%          0.04%(b)
Ratio of net expenses to average net assets+                               0.65%        0.75%        0.78%          0.94%**
Ratio of net investment income to average net assets+                      2.96%        2.82%        1.75%          1.38%**
Net assets, end of period (in thousands)                              $  71,568    $  72,854    $  31,232       $    317
Ratios with no waiver of management fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                              0.65%        0.75%        0.81%          1.17%**
 Net investment income                                                     2.96%        2.82%        1.72%          1.15%**
Ratios with waiver of management fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                              0.64%        0.75%        0.78%            --**
 Net investment income                                                     2.96%        2.82%        1.75%            --**

(a) Class A shares were first publicly offered on December 11, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


22    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                          9/23/05 (a)
                                                Year Ended   Year Ended        to
                                               12/31/07       12/31/06     12/31/05
CLASS Y
Net asset value, beginning of period            $  1.0000    $  1.0000     $ 1.0000
                                                ---------    ---------     --------
Increase from investment operations:
  Net investment income                         $  0.0320    $  0.0284     $ 0.0054
                                                ---------    ---------     --------
Distributions to shareowners:
  Net investment income                           (0.0320)     (0.0284)     (0.0054)
                                                ---------    ---------     --------
Net asset value, end of period                  $  1.0000    $  1.0000     $ 1.0000
                                                =========    =========     ========
Total return*                                        3.19%        2.99%        0.54%
Ratio of net expenses to average net assets+         0.44%        0.57%        0.56%**
Ratio of net investment income to average
  net assets+                                        3.16%        2.99%        1.96%**
Net assets, end of period (in thousands)        $ 115,393    $ 121,046     $ 91,177
Ratios with no waiver of management fees
  and assumptions of expense by PIM and
  no reductions for fees paid indirectly:
  Net expenses                                       0.44%        0.57%        0.56%**
  Net investment income                              3.16%        2.99%        1.96%**
Ratios with waiver of management fees
  and assumptions of expense by PIM and
  no reductions for fees paid indirectly:
  Net expenses                                       0.44%        0.57%        0.56%**
  Net investment income                              3.16%        2.99%        1.96%**

(a) Class Y shares were first publicly offered on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    23

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Tax Free Money Market Fund (the Fund), is one of seven series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Class Y shares were first publicly offered on September 23, 2005. The investment objective of the Fund is to provide current income, exempt from federal income tax, as is consistent with the preservation of capital.

The Fund offers two classes of shares - Class A and Class Y shares. As planned, Investor Class shares were converted to Class A shares on December 10, 2006. Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A.

The Fund's prospectus(es) contain information regarding the Fund's principal risks. Please refer to these documents when considering the Fund's risks. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

   At December 31, 2007, the Fund had a net capital loss carry forward acquired as a result of the acquisition of AmSouth Tax-Exempt Money Market Fund, of $100,730 of which $74,496 will expire in 2008, $14,681 will expire in 2010,
   $56 will expire in 2011, $6,547 will expire in 2012, and $4,950 will expire in 2014, if not utilized.

   The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:


--------------------------------------------------------------------------------
                                    2007            2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Tax exempt income            $5,744,921      $4,673,541
                               ==========      ==========
--------------------------------------------------------------------------------

   The following shows components of earnings on a federal income tax basis at December 31, 2007:


--------------------------------------------------------------------------------
                                     2007
--------------------------------------------------------------------------------
  Capital loss carryforward     $(100,730)
                                =========
--------------------------------------------------------------------------------


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                               (continued)
--------------------------------------------------------------------------------


   Short-term capital gain distributions, if any, may be declared with the daily dividends.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A and Class Y shares bear different transfer agent and distribution expense rates.


2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly-owned indirect subsidy of UniCredito Italiano, S.p.A., (UniCredito Italiano), manages the Fund's portfolio. Effective January 1, 2006 management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets up to $1 billion and 0.35% on assets over $1 billion. For the year ended December 31, 2007, the management fee was equivalent to a rate of 0.40% of average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $1,878 in management fees, administrative cost and certain other services payable to PIM at December 31, 2007.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" is $13,562 in transfer agent fees payable to PIMSS at December 31, 2007.


4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for Class A shares (Class A Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, is reimbursed for distribution expense in an amount of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in "Due to Affiliates" is $310 in distribution fees payable to PFD at December 31, 2007.

In addition, redemptions of Class A shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2007, there were no CDSCs paid to PFD.


5. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2007, the Fund's expenses were reduced by $811 under such arrangements.


6. New Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Board of Trustees of Pioneer Series Trust II and
Shareowners of Pioneer Tax Free Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Tax Free Money Market Fund, one of the series comprising the Pioneer Series Trust II (the "Trust"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Tax Free Money Market Fund of the Pioneer Series Trust II at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst & Young LLP


Boston, Massachusetts
February 19, 2008

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------


Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------


for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of a peer group of funds selected on the basis of criteria and data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations in December, 2004 and did not yet have three year performance data at June 30, 2007. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Strategic Insight objective peer group for the one year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees also considered that the twelve-month yield of the Fund, before deduction of expenses, exceeded the yield of its benchmark index for the same period. After discussing the reasons for the Fund's short-term underperformance with PIM and given the short operating history of the Fund, the Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of the Fund's Strategic Insight objective peer group and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its Strategic Insight objective peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


June 30, 2007 was in the fourth quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the investment performance of the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------


Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Position Held        Length of Service
Name and Age               With the Fund        and Term of Office
John F. Cogan, Jr. (81)*   Chairman of the      Trustee since 2003.
                           Board, Trustee and   Serves until a succes-
                           President            sor trustee is elected
                                                or earlier retirement
                                                or removal.
----------------------------------------------------------------------------------------------------------------
                                                                                       Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*   Deputy Chairman and a Director of Pioneer Global Asset      None
                           Management S.p.A. ("PGAM"); Non-Executive Chairman
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Management Inc. (since 2004); Director of
                           Fiduciary Counseling, Inc.; President and Director of
                           Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                           President of all of the Pioneer Funds; and Of Counsel,
                           Wilmer Cutler Pickering Hale and Dorr LLP
----------------------------------------------------------------------------------------------------------------

*Mr. Cogan is an Interested Trustee because he is an officer or director of the Fund's investment adviser and certain of its affiliates.

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------


                            Position Held   Length of Service
Name and Age                With the Fund   and Term of Office
David R. Bock (64)          Trustee         Trustee since 2005.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------
Mary K. Bush (59)           Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------
Margaret B.W. Graham (60)   Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------


                                                                                            Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (64)          Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                            Inc. (publicly traded health care services company) (2004       Social Investment
                            - present); Partner, Federal City Capital Advisors (boutique    Company (privately-held
                            merchant bank) (1997 to 2004); and Executive Vice               affordable housing
                            President and Chief Financial Officer, Pedestal Inc.            finance company); and
                            (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
-------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           President, Bush International, LLC (international financial     Director of Brady Corpora-
                            advisory firm)                                                  tion (industrial identifica-
                                                                                            tion and specialty coated
                                                                                            material products
                                                                                            manufacturer); Director of
                                                                                            Briggs & Stratton Co.
                                                                                            (engine manufacturer);
                                                                                            Director of UAL Corpora-
                                                                                            tion (airline holding
                                                                                            company) Director of
                                                                                            Mantech International
                                                                                            Corporation (national
                                                                                            security, defense, and
                                                                                            intelligence technology
                                                                                            firm): and Member, Board
                                                                                            of Governors, Investment
                                                                                            Company Institute
-------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,      None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
-------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------


Pioneer Tax Free Money Market Fund
                           Position Held   Length of Service
Name and Age               With the Fund   and Term of Office
Thomas J. Perna (57)       Trustee         Trustee since 2006.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
-------------------------------------------------------------------
Marguerite A. Piret (59)   Trustee         Trustee since 2003.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
-------------------------------------------------------------------
John Winthrop (71)         Trustee         Trustee since 2003.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement
                                           or removal.
-------------------------------------------------------------------


                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
Thomas J. Perna (57)       Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                           Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                           ties services) (1986 - 2004)                                  for securities lending
                                                                                         industry)
--------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)   President and Chief Executive Officer, Newbury, Piret &       Director of New America
                           Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
--------------------------------------------------------------------------------------------------------------------
John Winthrop (71)         President, John Winthrop & Co., Inc. (private investment      None
                           firm)
--------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------


                             Position Held         Length of Service
Name and Age                 With the Fund         and Term of Office
Daniel K. Kingsbury (49)     Executive Vice        Since March 2007.
                             President             Serves at the discre-
                                                   tion of the Board
--------------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------


                                                                                           Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                   by this Officer
Daniel K. Kingsbury (49)     Director, CEO and President of Pioneer Investment             None
                             Management USA Inc., Pioneer Investment Management,
                             Inc. and Pioneer Institutional Asset Management, Inc.
                             (since March 2007); Executive Vice President of all of the
                             Pioneer Funds (since March 2007); Director of Pioneer
                             Global Asset Management S.p.A. (since March 2007);
                             Head of New Markets Division, Pioneer Global Asset
                             Management S.p.A. (2000 - 2007)
--------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President - Legal of        None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
--------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008       None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of
                             Pioneer from July 2002 to December 2007
--------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and          None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant          None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS
                             Asset Management Services from 2002 to 2003
--------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration    None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Money Market Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------


                              Position Held         Length of Service
Name and Age                  With the Fund         and Term of Office
Gary Sullivan (49)            Assistant Treasurer   Since 2003. Serves at
                                                    the discretion of the
                                                    Board
--------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Assistant Treasurer   Since 2003. Serves at
                                                    the discretion of the
                                                    Board
--------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance      Since January 2007.
                              Officer               Serves at the discre-
                                                    tion of the Board
--------------------------------------------------------------------------------


                                                                                          Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                 by this Officer
Gary Sullivan (49)            Fund Accounting Manager - Fund Accounting, Administra-      None
                              tion and Controllership Services of Pioneer; and Assistant
                              Treasurer of all of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Fund Administration Manager - Fund Accounting,              None
                              Administration and Controllership Services since
                              June 2003 and Assistant Treasurer of all of the Pioneer
                              Funds since September 2003; Assistant Vice President -
                              Mutual Fund Operations of State Street Corporation from
                              June 2002 to June 2003 (formerly Deutsche Bank
                              Asset Management)
--------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Officer of Pioneer since December 2006     None
                              and of all the Pioneer Funds since January 2007; Vice
                              President and Compliance Officer, MFS Investment
                              Management (August 2005 to December 2006); Consult-
                              ant, Fidelity Investments (February 2005 to July 2005);
                              Independent Consultant (July 1997 to February 2005)
--------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Trust's seven series, including fees associated with the initial and routine filings of its Form N-1A, totaled approximately $213,025 in 2007 and $204,820 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Trust during the fiscal years ended December 31, 2007 and 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $57,740 in 2007 and $52,605 in 2006.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Trust during the fiscal years ended December 31, 2007 and 2006.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust.

For the years ended December 31, 2007 and 2006, there were no services provided to an affiliate that required the Trust's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $57,740 in 2007 and $52,605 in 2006.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.